                                                              File No. 2-89328
                                                              File No. 811-3957
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
                     Post-Effective Amendment No.   26                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                     Post-Effective Amendment No.   25                     [X]
                                                 ----------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                                   Copies to:

Amy J. Lee, Associate General Counsel              Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                       Dechert
One Security Benefit Place                         1775 Eye Street N.W.
Topeka, KS 66636-0001                              Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2002

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2002, pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual and group flexible premium deferred variable annuity contracts.

                                   VARIFLEX(R)
                                VARIABLE ANNUITY

                                   ISSUED BY--
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

                                 1-800-888-2461
                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2002

This Supplement  updates certain  information in your Variflex  Variable Annuity prospectus.  Please  read this  Supplement  carefully.  You should  attach  this
Supplement to your copy of the Prospectus and retain both for future  reference.
You may obtain an additional copy of the Prospectus,  free of charge, by calling
1-800-888-2461, extension 3112.

THE  SUBSECTION  ENTITLED  "ANNUAL SBL FUND  EXPENSES"  IN THE  "EXPENSE  TABLE"
SECTION OF THE PROSPECTUS IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------
                                                       BROKERAGE
                                                         PLAN
                                                      DISTRIBUTION                 TOTAL
                                         ADVISORY       (12b-1)       OTHER       SBL FUND
                                           FEE          FEES(1)      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------
Equity (Series A)                         0.75%          0.01%        0.07%        0.83%
------------------------------------------------------------------------------------------
Large Cap Value (Series B)                0.75%          0.10%        0.08%        0.93%
------------------------------------------------------------------------------------------
Money Market (Series C)                   0.50%          0.00%        0.08%        0.58%
------------------------------------------------------------------------------------------
Global (Series D)                         1.00%          0.00%        0.20%        1.20%
------------------------------------------------------------------------------------------
Diversified Income (Series E)             0.75%          0.00%        0.08%        0.83%
------------------------------------------------------------------------------------------
Large Cap Growth (Series G)               1.00%          0.01%        0.22%        1.23%
------------------------------------------------------------------------------------------
Enhanced Index (Series H)                 0.75%          0.00%        0.16%        0.91%
------------------------------------------------------------------------------------------
International (Series I)                  1.10%          0.00%        1.15%        2.25%
------------------------------------------------------------------------------------------
Mid Cap Growth (Series J)                 0.75%          0.01%        0.08%        0.84%
------------------------------------------------------------------------------------------
Global Strategic Income (Series K)        0.75%          0.00%        0.78%        1.53%
------------------------------------------------------------------------------------------
Capital Growth (Series L)                 1.00%          0.00%        0.20%        1.20%
------------------------------------------------------------------------------------------
Global Total Return (Series M)            1.00%          0.00%        0.53%        1.53%
------------------------------------------------------------------------------------------
Managed Asset Allocation (Series N)       1.00%          0.00%        0.25%        1.25%
------------------------------------------------------------------------------------------
Equity Income (Series O)                  1.00%          0.04%        0.04%        1.08%
------------------------------------------------------------------------------------------
High Yield (Series P)                     0.75%          0.00%        0.11%        0.86%
------------------------------------------------------------------------------------------
Small Cap Value (Series Q)                1.00%          0.00%        0.18%        1.18%
------------------------------------------------------------------------------------------
Social Awareness (Series S)               0.75%          0.00%        0.08%        0.83%
------------------------------------------------------------------------------------------
Technology (Series T)                     1.00%          0.00%        0.46%        1.46%
------------------------------------------------------------------------------------------
Mid Cap Value (Series V)                  0.75%          0.02%        0.08%        0.85%
------------------------------------------------------------------------------------------
Main Street Growth and Income(R)
  (Series W)                              1.00%          0.00%        0.25%        1.25%
------------------------------------------------------------------------------------------
Small Cap Growth (Series X)               1.00%          0.00%        0.15%        1.15%
------------------------------------------------------------------------------------------
Select 25 (Series Y)                      0.75%          0.00%        0.13%        0.88%
------------------------------------------------------------------------------------------
1.  Amounts included as distribution  expenses under this caption are the amounts received by the  Fund's  distributor  under  the  Brokerage  Plan in the  last  fiscal  year in connection with the purchase and sale of securities held by the Fund.
------------------------------------------------------------------------------------------

EXAMPLES -- The  following  examples show the expenses that you would pay at the end of one,  three,  five or ten years.  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information  presented  applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered.
The examples  show  expenses  based upon an  allocation of $1,000 to each of the
Subaccounts and a hypothetical return of 5%.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

--------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

     Example -- You would pay the expenses shown below assuming full  withdrawal of your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $102     $126     $156     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       103      129      161      258
--------------------------------------------------------------------------------
Money Market Subaccount                           99      119      143      222
--------------------------------------------------------------------------------
Global Subaccount                                106      137      174      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    102      126      156      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      106      138      176      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        103      129      160      256
--------------------------------------------------------------------------------
International Subaccount                         116      166      224      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        102      127      156      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount               109      146      191      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                        106      137      174      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                   109      146      191      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              106      138      177      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         104      133      168      273
--------------------------------------------------------------------------------
High Yield Subaccount                            102      127      157      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       105      136      173      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      102      126      156      248
--------------------------------------------------------------------------------
Technology Subaccount                            108      144      187      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         102      127      157      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount      106      138      177      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      105      135      172      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             102      128      158      253
--------------------------------------------------------------------------------

     Example -- You would pay the expenses  shown below  assuming NO withdrawals from your Contract:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                                $22    $  68     $116     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                        23       71      121      258
--------------------------------------------------------------------------------
Money Market Subaccount                           19       60      103      222
--------------------------------------------------------------------------------
Global Subaccount                                 26       79      134      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                     22       68      116      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                       26       80      136      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                         23       70      120      256
--------------------------------------------------------------------------------
International Subaccount                          36      110      186      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                         22       68      116      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount                29       89      151      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                         26       79      134      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                    29       89      151      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount               26       80      137      290
--------------------------------------------------------------------------------
Equity Income Subaccount                          24       75      128      273
--------------------------------------------------------------------------------
High Yield Subaccount                             22       69      117      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                        25       78      133      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                       22       68      116      248
--------------------------------------------------------------------------------
Technology Subaccount                             28       87      147      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                          22       68      117      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount       26       80      137      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                       25       77      132      280
--------------------------------------------------------------------------------
Select 25 Subaccount                              22       69      118      253
--------------------------------------------------------------------------------

THE SECTION ENTITLED "CONDENSED  FINANCIAL  INFORMATION" IS UPDATED BY REPLACING
IT WITH THE FOLLOWING:

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2001, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

--------------------------------------------------------------------------
                                               QUALIFIED
                              --------------------------------------------
                                                          ACCUMULATION
                               BEGINNING     END OF    UNITS OUTSTANDING
SUBACCOUNT           YEAR      OF PERIOD     PERIOD     AT END OF PERIOD
--------------------------------------------------------------------------
Equity               2001        $66.40       $58.11         9,088,299
Subaccount           2000         77.04        66.40        10,078,355
                     1999         72.11        77.04        12,075,377
                     1998         58.19        72.11        11,996,953
                     1997         45.76        58.19        11,293,953
                     1996         37.75        45.76        10,310,079
                     1995         27.94        37.75         9,203,332
                     1994         28.75        27.94         7,723,910
                     1993         25.59        28.75         6,900,722
                     1992         23.30        25.59         6,640,177
--------------------------------------------------------------------------
Large Cap Value      2001         57.34        53.47         7,427,804
Subaccount           2000         62.24        57.34         8,480,619
                     1999         61.86        62.24        12,276,284
                     1998         58.22        61.86        14,055,295
                     1997         46.58        58.22        15,086,547
                     1996         39.88        46.58        15,264,292
                     1995(c)      31.03        39.88        14,963,215
                     1994         32.37        31.03        14,312,801
                     1993         29.89        32.37        13,236,948
                     1992         28.47        29.89        11,381,462
--------------------------------------------------------------------------
Money Market         2001         21.34        21.87         2,359,410
Subaccount           2000         20.38        21.34         2,127,226
                     1999         19.71        20.38         3,379,114
                     1998         18.97        19.71         3,068,671
                     1997         18.26        18.97         2,479,744
                     1996         17.59        18.26         3,252,140
                     1995         16.89        17.59         2,989,809
                     1994         16.48        16.89         3,578,026
                     1993         16.26        16.48         2,680,809
                     1992         15.94        16.26         2,373,251
--------------------------------------------------------------------------
Global Subaccount    2001         28.12        24.38        11,806,980
                     2000         27.49        28.12        13,345,698
                     1999         18.11        27.49        12,753,536
                     1998         15.26        18.11        12,848,790
                     1997         14.51        15.26        12,804,601
                     1996         12.51        14.51        11,881,450
                     1995         11.42        12.51        10,236,349
                     1994         11.25        11.42         9,361,197
                     1993          8.65        11.25         5,863,967
                     1992          8.99         8.65         2,070,715
--------------------------------------------------------------------------
Diversified          2001         25.66        27.17         2,412,919
Income Subaccount    2000         23.92        25.66         2,354,855
                     1999         25.16        23.92         3,698,583
                     1998         23.58        25.16         3,419,362
                     1997         21.69        23.58         3,446,850
                     1996         22.11        21.69         3,673,833
                     1995         18.87        22.11         3,912,046
                     1994         20.52        18.87         3,891,426
                     1993         18.44        20.52         3,731,587
                     1992         17.37        18.44         2,912,605
--------------------------------------------------------------------------
Large Cap Growth     2001          7.91         6.61           808,629
Subaccount           2000(e)      10.00         7.91            24,399
--------------------------------------------------------------------------
Enhanced Index       2001          9.88         8.50         1,925,639
Subaccount           2000         11.14         9.88            53,493
                     1999(d)      10.00        11.14           564,455
--------------------------------------------------------------------------
International        2001         10.15         7.57           653,966
Subaccount           2000         12.89        10.15            11,181
                     1999(d)      10.00        12.89            95,066
--------------------------------------------------------------------------
Mid Cap Growth       2001         45.95        38.63         7,902,865
Subaccount           2000         39.83        45.95         9,476,967
                     1999         24.90        39.83         6,970,985
                     1998         21.37        24.91         6,781,176
                     1997         18.03        21.37         6,738,379
                     1996         15.46        18.03         5,563,881
                     1995         13.10        15.46         4,387,739
                     1994         13.97        13.10         3,947,047
                     1993         12.44        13.97         2,131,858
                     1992(a)      10.00        12.44           455,105
--------------------------------------------------------------------------
Global Strategic     2001         13.51        14.20           497,189
Income Subaccount    2000         13.19        13.51           298,376
                     1999         13.20        13.19           362,783
                     1998         12.50        13.20           398,409
                     1997         12.00        12.50           425,354
                     1996         10.69        12.00           306,339
                     1995(b)      10.00        10.69           129,589
--------------------------------------------------------------------------
Capital Growth       2001          7.99         6.73         1,336,931
Subaccount           2000(e)      10.00         7.99            69,633
--------------------------------------------------------------------------
Global Total Return  2001         13.95        11.98         1,079,718
Subaccount           2000         15.78        13.95         1,197,345
                     1999         14.01        15.78         1,363,679
                     1998         12.59        14.01         1,545,270
                     1997         12.01        12.59         1,672,896
                     1996         10.64        12.01         1,274,106
                     1995(b)      10.00        10.64           611,652
--------------------------------------------------------------------------
Managed Asset        2001         17.25        16.18         2,258,069
Allocation           2000         17.63        17.25         1,990,484
Subaccount           1999         16.26        17.63         2,289,208
                     1998         13.89        16.26         1,950,323
                     1997         11.87        13.89         1,057,271
                     1996         10.66        11.87           626,179
                     1995(b)      10.00        10.66           295,053
--------------------------------------------------------------------------
Equity Income        2001         21.40        21.42         4,369,075
Subaccount           2000         19.19        21.40         4,034,469
                     1999         18.83        19.19         5,492,102
                     1998         17.49        18.83         5,369,499
                     1997         13.78        17.49         4,135,375
                     1996         11.62        13.78         2,016,966
                     1995(b)      10.00        11.62           604,325
--------------------------------------------------------------------------
High Yield           2001         12.09        12.48           509,774
Subaccount           2000         12.43        12.09             2,576
                     1999         12.43        12.43            89,145
--------------------------------------------------------------------------
Small Cap Value      2001         10.65        12.86         2,165,394
Subaccount           2000(e)      10.00        10.65            22,150
--------------------------------------------------------------------------
Social Awareness     2001         29.38        25.24         3,950,615
Subaccount           2000         34.16        29.38         4,339,513
                     1999         29.50        34.16         4,298,149
                     1998         22.72        29.50         3,152,738
                     1997         18.75        22.72         2,531,119
                     1996         15.97        18.75         2,083,090
                     1995         12.65        15.97         1,615,845
                     1994         13.31        12.65         1,344,063
                     1993         12.04        13.31           993,233
                     1992         10.47        12.04           513,953
--------------------------------------------------------------------------
Technology           2001          6.08         4.56         1,896,347
Subaccount           2000(e)      10.00         6.08            97,027
--------------------------------------------------------------------------
Mid Cap Value        2001         23.29        25.58         3,062,821
Subaccount           2000         17.62        23.29            97,916
                     1999         14.89        17.62           577,404
--------------------------------------------------------------------------
Main Street Growth   2001          8.95         7.95         1,812,239
and Income(R)        2000(e)      10.00         8.95            28,963
Subaccount
--------------------------------------------------------------------------
Small Cap Growth     2001         17.57        12.52         3,216,970
Subaccount           2000         19.48        17.57            65,591
                     1999         10.31        19.48           992,293
--------------------------------------------------------------------------
Select 25 Subaccount 2001         10.17         9.05         2,961,348
                     2000         12.24        10.17            34,746
                     1999(d)      10.00        12.24         1,226,865
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                             NON-QUALIFIED
                              --------------------------------------------
                                                      ACCUMULATION UNITS
                               BEGINNING    END OF    OUTSTANDING AT END
SUBACCOUNT           YEAR      OF PERIOD    PERIOD         OF PERIOD
--------------------------------------------------------------------------
Equity               2001        $66.37      $58.09         1,816,980
Subaccount           2000         77.00       66.37         2,036,358
                     1999         72.07       77.00         2,537,119
                     1998         58.17       72.07         2,665,560
                     1997         45.74       58.17         2,652,767
                     1996         37.74       45.74         2,575,426
                     1995         27.92       37.74         2,306,163
                     1994         28.74       27.92         1,578,797
                     1993         25.58       28.74         1,483,618
                     1992         23.30       25.58         1,766,896
--------------------------------------------------------------------------
Large Cap Value      2001         57.29       53.43         1,741,418
Subaccount           2000         62.18       57.29         2,055,288
                     1999         61.81       62.18         2,867,661
                     1998         58.17       61.81         3,323,526
                     1997         46.54       58.17         3,653,913
                     1996         39.84       46.54         3,721,884
                     1995(c)      31.00       39.84         3,669,299
                     1994         32.34       31.00         3,515,364
                     1993         29.87       32.34         3,262,600
                     1992         28.44       29.87         2,560,986
--------------------------------------------------------------------------
Money Market         2001         21.34       21.87         1,092,929
Subaccount           2000         20.38       21.34         1,281,580
                     1999         19.71       20.38         1,790,781
                     1998         18.98       19.71         1,314,658
                     1997         18.26       18.98         1,089,550
                     1996         17.59       18.26         1,681,230
                     1995         16.89       17.59         1,469,153
                     1994         16.48       16.89         2,475,349
                     1993         16.26       16.48         1,913,212
                     1992         15.94       16.26         1,031,855
--------------------------------------------------------------------------
Global Subaccount    2001         28.12       24.38         2,685,983
                     2000         27.49       28.12         3,288,694
                     1999         18.11       27.49         3,373,269
                     1998         15.26       18.11         3,724,722
                     1997         14.51       15.26         3,730,734
                     1996         12.51       14.51         3,484,411
                     1995         11.42       12.51         3,140,486
                     1994         11.25       11.42         2,803,304
                     1993          8.65       11.25         2,150,932
                     1992          8.99        8.65           678,110
--------------------------------------------------------------------------
Diversified          2001         25.64       27.15           896,039
Income Subaccount    2000         23.90       25.64         1,003,346
                     1999         25.14       23.90         1,121,142
                     1998         23.56       25.14         1,321,999
                     1997         21.67       23.56         1,535,471
                     1996         22.09       21.67         1,377,342
                     1995         18.85       22.09         1,325,159
                     1994         20.50       18.85         1,392,830
                     1993         18.42       20.50         1,290,268
                     1992         17.36       18.42           962,775
--------------------------------------------------------------------------
Large Cap Growth     2001          7.91        6.61           222,143
Subaccount           2000(e)      10.00        7.91           673,725
--------------------------------------------------------------------------
Enhanced Index       2001          9.88        8.50           302,681
Subaccount           2000         11.14        9.88         2,181,834
                     1999(d)      10.00       11.14           148,669
--------------------------------------------------------------------------
International        2001         10.15        7.57           257,938
Subaccount           2000         12.89       10.15           717,135
                     1999(d)      10.00       12.89            27,983
--------------------------------------------------------------------------
Mid Cap Growth       2001         45.93       38.62         1,933,000
Subaccount           2000         39.81       45.93         1,270,378
                     1999         24.89       39.81         1,930,663
                     1998         21.36       24.89         2,140,621
                     1997         18.03       21.36         2,019,008
                     1996         15.46       18.03         1,559,302
                     1995         13.09       15.46         1,248,987
                     1994         13.96       13.09         1,211,099
                     1993         12.44       13.96           610,801
                     1992(a)      10.00       12.44            68,338
--------------------------------------------------------------------------
Global Strategic     2001         13.51       14.20           175,220
Income Subaccount    2000         13.19       13.51           151,984
                     1999         13.20       13.19           155,100
                     1998         12.49       13.20           180,061
                     1997         12.00       12.49           212,934
                     1996         10.69       12.00           178,818
                     1995(b)      10.00       10.69            74,528
--------------------------------------------------------------------------
Capital Growth       2001          7.99        6.73           163,517
Subaccount           2000(e)      10.00        7.99         1,182,612
--------------------------------------------------------------------------
Global Total Return  2001         13.95       11.97           345,102
Subaccount           2000         15.77       13.95           417,905
                     1999         14.01       15.77           501,463
                     1998         12.59       14.01           585,003
                     1997         12.00       12.59           687,020
                     1996         10.64       12.00           532,893
                     1995(b)      10.00       10.64           297,967
--------------------------------------------------------------------------
Managed Asset        2001         17.25       16.18           654,507
Allocation           2000         17.63       17.25           687,389
Subaccount           1999         16.26       17.63           742,405
                     1998         13.89       16.26           739,827
                     1997         11.87       13.89           459,560
                     1996         10.66       11.87           374,276
                     1995(b)      10.00       10.66           226,555
--------------------------------------------------------------------------
Equity Income        2001         21.39       21.42         1,080,433
Subaccount           2000         19.18       21.39         1,046,838
                     1999         18.83       19.18         1,379,765
                     1998         17.48       18.83         1,427,599
                     1997         13.78       17.48         1,257,818
                     1996         11.62       13.78           710,206
                     1995(b)      10.00       11.62           234,242
--------------------------------------------------------------------------
High Yield           2001         12.09       12.48           172,694
Subaccount           2000         12.43       12.09           301,772
                     1999         12.43       12.43            95,775
--------------------------------------------------------------------------
Small Cap Value      2001         10.65       12.86           601,352
Subaccount           2000(e)      10.00       10.65           231,015
--------------------------------------------------------------------------
Social Awareness     2001         29.41       25.25           992,868
Subaccount           2000         34.17       29.41         1,167,835
                     1999         29.51       34.17         1,188,307
                     1998         22.73       29.51         1,036,280
                     1997         18.75       22.73           904,831
                     1996         15.98       18.75           746,852
                     1995         12.66       15.98           612,235
                     1994         13.31       12.66           543,287
                     1993         12.04       13.31           389,861
                     1992         10.47       12.04           226,145
--------------------------------------------------------------------------
Technology           2001          6.08        4.56           430,690
Subaccount           2000(e)      10.00        6.08         1,432,636
--------------------------------------------------------------------------
Mid Cap Value        2001         23.29       25.58           703,426
Subaccount           2000         17.62       23.29         2,518,107
                     1999         14.89       17.62           189,495
--------------------------------------------------------------------------
Main Street Growth   2001          8.95        7.95           426,747
and Income(R)        2000(e)      10.00        8.95         1,268,805
Subaccount
--------------------------------------------------------------------------
Small Cap Growth     2001         17.57       12.52           806,870
Subaccount           2000         19.48       17.57         4,570,554
                     1999         10.31       19.48           319,874
--------------------------------------------------------------------------
Select 25 Subaccount 2001         10.17        9.05           609,728
                     2000         12.24       10.17         4,097,819
                     1999(d)      10.00       12.24           318,343
--------------------------------------------------------------------------
(a) Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.

(b) Global Strategic Income,  Global Total Return,  Managed Asset Allocation and
    Equity Income Subaccounts were first publicly offered on June 1, 1995.

(c) Effective  June 1,  1995,  the  investment  objective  of  Large  Cap  Value
    Subaccount  was  changed  from  seeking to  provide  income  with  secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

(d) Accumulation  unit values for Enhanced  Index,  International  and Select 25
    Subaccounts are for the period May 3, 1999 (the date first publicly offered)
    to December 31, 1999.

(e) Accumulation  unit values for Large Cap Growth,  Capital  Growth,  Small Cap
    Value,  Technology and Main Street Growth and Income(R)  Subaccounts are for
    the period May 1, 2000 (the date first  publicly  offered) to  December  31,
    2000.
--------------------------------------------------------------------------------

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2001 and 2000
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate  Account at December 31, 2001 and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

                          VARIFLEX(R) VARIABLE ANNUITY

                  ISSUED BY:                              MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY(R)     SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
  TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
  1-800-888-2461
--------------------------------------------------------------------------------

     This  Prospectus   describes  the  Variflex  Variable  Annuity--a  flexible
purchase payment  deferred  variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit
Life  Insurance  Company  ("Security  Benefit").  The Contract is available  for individuals and groups as a non-tax  qualified  retirement plan. The Contract is also available for  individuals  and groups in connection with a retirement plan qualified under Section 401,  403(b),  408, 408A or 457 of the Internal  Revenue
Code.  The  Contract  is  designed  to give  you  flexibility  in  planning  for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate account of Security Benefit called Variflex,  or to the
Fixed Account.  Each Subaccount  invests in a corresponding  Series of SBL Fund.
The Subaccounts currently available under the Contract are:

o  Equity (formerly Growth)                o  Global Total Return
o  Large Cap Value                         o  Managed Asset
   (formerly Growth-Income)                   Allocation
o  Money Market                            o  Equity Income
o  Global (formerly                        o  High Yield
   Worldwide Equity)                       o  Small Cap Value
o  Diversified Income (formerly            o  Social Awareness
   High Grade Income)                      o  Technology
o  Large Cap Growth                        o  Mid Cap Value
o  Enhanced Index                             (formerly Value)
o  International                           o  Main Street Growth
o  Mid Cap Growth                             and Income(R)
   (formerly Mid Cap)                      o  Small Cap Growth
o  Global Strategic Income                    (formerly Small Cap)
o  Capital Growth                          o  Select 25

     The Capital Growth, Enhanced Index, International,  High Yield, Main Street
Growth and  Income(R),  Mid Cap Value,  Select 25,  Small Cap Growth,  Small Cap
Value and Technology Subaccounts generally are not available to certain types of the Contract, including Contracts issued for use with pension and profit sharing plans,  deferred  compensation  plans,  SIMPLE IRA and 401(k) plans,  Roth IRAs, simplified employee pension plans and employer sponsored annuity purchase plans.
The  Subaccounts  will be available to all  Contracts  upon their  conversion to
Security Benefit's new administration  system. If you have questions about which
Subaccounts are available to you, please contact  Security Benefit at the number below.

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by  Security  Benefit as  described  in "The Fixed  Account,"  page 29.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 28.

     You may return a Contract  according to the terms of its  Free-Look  Right.
See "Free-Look Right," page 23.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 45 of this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUS FOR SBL FUND. YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

     Series W (Main Street Growth

     Group Flexible Purchase

     Death Benefit for Group
       Unallocated Contracts........................   24
   DISTRIBUTION REQUIREMENTS........................   24
   DEATH OF THE ANNUITANT...........................   24

CHARGES AND DEDUCTIONS..............................   24
   CONTINGENT DEFERRED SALES CHARGE.................   24
   WITHDRAWAL CHARGE FOR

     Option 2--Life Income with Guaranteed
       Payment of 5, 10, 15 or 20 Years.............   28
     Option 3--Life with Installment

     Option 10--Joint and Contingent
       Survivor Option..............................   29
     Value of Variable Annuity Payments:

   TRANSFERS AND WITHDRAWALS

   RESTRICTIONS ON WITHDRAWALS
     FROM QUALIFIED PLANS...........................   33
   RESTRICTIONS UNDER THE TEXAS

   TAX STATUS OF SECURITY BENEFIT
     AND THE SEPARATE ACCOUNT.......................   34
     General........................................   34
     Charge for Security Benefit Taxes..............   34
     Diversification Standards......................   34
   INCOME TAXATION OF ANNUITIES IN
     GENERAL--NON-QUALIFIED PLANS...................   35
     Surrenders or Withdrawals Prior to the
       Annuity Commencement Date....................   35
     Surrenders or Withdrawals on or
       after Annuity Commencement Date..............   35
     Penalty Tax on Certain

     Transfers, Assignments or

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Simple IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending on the Annuity  Commencement Date or, if earlier,  when you terminate the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an  Annuitant,  Joint  Annuitant,  or Designated  Beneficiary  during the period specified in the Annuity Option.

     ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning on the Annuity  Commencement  Date during which annuity  payments are made.

     CONTRACT -- Your individual  Contract issued to you by Security  Benefit or your certificate under a Group Contract.

     CONTRACT DATE -- The date shown as the Contract Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT-- The unpaid loan balance including loan interest.

     CONTRACTOWNER  OR OWNER-- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term  "Contractowner"
or "Owner"  is used in this  Prospectus  to refer to the Owner of an  individual
Contract or Participant under a Group Contract.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The Designated Beneficiary is the first person on the  following  list who is alive on the date of death of the Owner or the Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     GROUP  CONTRACT  -- A  Contract  issued  to a group  in  connection  with a
Qualified Plan or a non-tax qualified retirement plan.

     HOME OFFICE-- The Annuity  Administration  Department of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     HOSPITAL -- An institution that is licensed as such by the Joint Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

     PARTICIPANT  -- A Participant  under a Qualified  Plan, a Group Contract or both.

     PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.

     QUALIFIED  SKILLED NURSING FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

     SBL FUND -- An open-end management  investment company commonly referred to as a mutual fund.

     SEPARATE  ACCOUNT -- Variflex,  a separate account of Security Benefit that consists of accounts,  referred to as  Subaccounts,  each of which  invests in a corresponding Series of SBL Fund.

     SUBACCOUNT -- A division of the Separate  Account of Security Benefit which invests in a corresponding series of SBL Fund. Currently, twenty-two Subaccounts are available under the Contract.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     VARIFLEX  CONTRACT-401(K)  AND 408(K) -- A version of the Contract  offered prior to May 1, 1990, to plans  qualified  under Section  401(k) or 408(k)(6) of the  Internal  Revenue  Code.  The  differences  between  this  Contract and the currently  offered versions of the Contract  qualifying under Section 401(k) and
408(k)(6) of the code are noted where appropriate.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 29 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract or single purchase payment immediate  variable annuity contract
(the  "Contract")   described  in  this  Prospectus  is  designed  to  give  you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified  Plan"). You may also purchase the Contract, on a group or individual  basis,  in connection with a retirement plan qualified under Section 401,  403(b),  408,  408A, or 457 of the Internal  Revenue Code of
1986, as amended.  These plans are sometimes  referred to in this  Prospectus as
"Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into twenty-two  accounts  referred to as Subaccounts.  See "Separate  Account,"
page 14. Each Subaccount invests exclusively in shares of a corresponding Series of SBL Fund.  The Series of SBL Fund,  each of which has a different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Global  Strategic  Income Series,  Capital  Growth  Series,  Global Total Return
Series,  Managed  Asset  Allocation  Series,  Equity Income  Series,  High Yield
Series, Small Cap Value Series, Social Awareness Series,  Technology Series, Mid
Cap Value  Series,  Main Street Growth and  Income(R)  Series,  Small Cap Growth
Series and Select 25 Series. See "SBL Fund," page 14.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3% (or higher for certain  Contracts  issued  prior to January 4,
1999). See "The Fixed Account," page 29.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and $2,500 for a single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase  payments are not permitted  for a single  purchase  payment  immediate annuity. See "Purchase Payments," page 18.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 17 and "The Fixed Account," page 29.

     At any time  before the  Annuity  Commencement  Date,  you may  surrender a
Contract  for  its  Withdrawal  Value,  and you may  make  partial  withdrawals, including  systematic  withdrawals,  from  Contract  Value,  subject  to certain restrictions  described in "The Fixed  Account,"  page 29. See "Full and Partial
Withdrawals,"  page 21 and "Federal Tax Matters,"  page 34 for more  information about  withdrawals,  including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Commencement  Date.  See  "Death  Benefit,"  page  23 for  more information.  The  Contract  provides  for several  Annuity  Options on either a variable  basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 27.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the  Contract  Year in which  the  withdrawal  is  made.  We will  waive  the withdrawal  charge on the first  withdrawal in any Contract Year after the first
Contract  Year,  to the  extent  that your  withdrawal  does not exceed the free withdrawal  amount.  The free  withdrawal  amount in any Contract Year is 10% of
Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit  any free  withdrawal  amount  not  used on the  first  withdrawal  in a
Contract Year. The withdrawal  charge does not apply to withdrawals of earnings.
The  amount  of the  charge  will  depend  on the  Contract  Year in  which  the withdrawal is made, according to the following schedule:

--------------------------------------------------------
                            WITHDRAWAL CHARGE
                  --------------------------------------
CONTRACT             THE               VARIFLEX
  YEAR             CONTRACT        CONTRACT-401(K) AND
                                         408(K)
--------------------------------------------------------
      1               8%                   8%
      2               7%                   8%
      3               6%                   8%
      4               5%                   8%
      5               4%                   7%
      6               3%                   6%
      7               2%                   5%
      8               1%                   4%
 9 and later          0%                   0%
--------------------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 8% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain  systematic  withdrawals;  or (3) annuity  options  that provide for payments for life, or a period of at least seven years (five years for Contracts issued  prior to January 4, 1999).  Subject to  insurance  department  approval,
Security  Benefit  will also  waive the  withdrawal  charge on a full or partial withdrawal  if the Owner has been  confined to a Hospital or  Qualified  Skilled
Nursing Facility for 90 consecutive days or more.

     A different  withdrawal charge schedule applies if your Contract was issued after August 14, 2000,  under a Section  403(b)  retirement  plan sponsored by a
Texas  institution of higher education (as defined in the Texas Education Code).
See "Contingent Deferred Sales Charge," page 24.

     MORTALITY AND EXPENSE RISK CHARGE.  Security Benefit deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate  of 1.2%  of  each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 26.

     ADMINISTRATION  CHARGE.  Security  Benefit  will deduct from your  Contract
Value an administration charge of $30 on each annual contract  anniversary.  The administration  charge  for the  Variflex  Contract  - 401(k)  and 408(k) is the
lesser  of $30 or 2% of  Contract  Value as of each  contract  anniversary.  The charge will be deducted from the Contract Value in the Subaccounts and the Fixed
Account in the same  proportion that the Contract Value is allocated among those accounts.  Security  Benefit does not assess the  administration  charge against
Contract  Value which has been applied under Annuity  Options 1 through 4, 9 and
10. See "Administration Charge," page 26.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to your
Contract.  This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by Security Benefit and is not refundable.  Partial withdrawals,  including systematic withdrawals,  may be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 26.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating  expenses of SBL Fund are  paid by the  Fund  and are  reflected  in the net  asset  value of the Fund shares. For a description of these charges and expenses,  see the prospectus for
SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses of the  Separate  Account,  and charges and  expenses of SBL Fund.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions.  See "Premium Tax Charge," page 26. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 24. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund prospectus, which accompanies this Prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                   None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)              8%(1)
Transfer Fee (per transfer)                       None
Annual Administration Charge                      $30(2)
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge          1.20%
Total Separate Account Annual Expenses            1.20%
-----------------------------------------------------------

------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------
                                                       BROKERAGE
                                                         PLAN
                                                       DISTRIBUTION                TOTAL
                                         ADVISORY       (12b-1)       OTHER       SBL FUND
                                           FEE          FEES(2)      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------
Equity (Series A)                         0.75%          0.01%        0.07%        0.83%
------------------------------------------------------------------------------------------
Large Cap Value (Series B)                0.75%          0.10%        0.08%        0.93%
------------------------------------------------------------------------------------------
Money Market (Series C)                   0.50%          0.00%        0.08%        0.58%
------------------------------------------------------------------------------------------
Global (Series D)                         1.00%          0.00%        0.20%        1.20%
------------------------------------------------------------------------------------------
Diversified Income (Series E)             0.75%          0.00%        0.08%        0.83%
------------------------------------------------------------------------------------------
Large Cap Growth (Series G)               1.00%          0.01%        0.22%        1.23%
------------------------------------------------------------------------------------------
Enhanced Index (Series H)                 0.75%          0.00%        0.16%        0.91%
------------------------------------------------------------------------------------------
International (Series I)                  1.10%          0.00%        1.15%        2.25%
------------------------------------------------------------------------------------------
Mid Cap Growth (Series J)                 0.75%          0.01%        0.08%        0.84%
------------------------------------------------------------------------------------------
Global Strategic Income (Series K)        0.75%          0.00%        0.78%        1.53%
------------------------------------------------------------------------------------------
Capital Growth (Series L)                 1.00%          0.00%        0.20%        1.20%
------------------------------------------------------------------------------------------
Global Total Return (Series M)            1.00%          0.00%        0.53%        1.53%
------------------------------------------------------------------------------------------
Managed Asset Allocation (Series N)       1.00%          0.00%        0.25%        1.25%
------------------------------------------------------------------------------------------
Equity Income (Series O)                  1.00%          0.04%        0.04%        1.08%
------------------------------------------------------------------------------------------
High Yield (Series P)                     0.75%          0.00%        0.11%        0.86%
------------------------------------------------------------------------------------------
Small Cap Value (Series Q)                1.00%          0.00%        0.18%        1.18%
------------------------------------------------------------------------------------------
Social Awareness (Series S)               0.75%          0.00%        0.08%        0.83%
------------------------------------------------------------------------------------------
Technology (Series T)                     1.00%          0.00%        0.46%        1.46%
------------------------------------------------------------------------------------------
Mid Cap Value (Series V)                  0.75%          0.02%        0.08%        0.85%
------------------------------------------------------------------------------------------
Main Street Growth and Income(R)
  (Series W)                              1.00%          0.00%        0.25%        1.25%
------------------------------------------------------------------------------------------
Small Cap Growth (Series X)               1.00%          0.00%        0.15%        1.15%
------------------------------------------------------------------------------------------
Select 25 (Series Y)                      0.75%          0.00%        0.13%        0.88%
------------------------------------------------------------------------------------------
1.  The amount of the  contingent  deferred sales charge is determined by reference to the
    Contract Year in which the withdrawal is made.  Withdrawals in the first Contract Year are  subject to a charge of 8%  declining  to 0% in  Contract  Year 9 and  later.  The contingent  deferred  sales charge  schedule is different for the Variflex  Contract -
    401(k) and 408(k) and for a Contract  issued to a Participant  under a Section  403(b)
    retirement  plan  sponsored by an  institution  of higher  education as defined in the
    Texas  Education  Code. See "Full and Partial  Withdrawals,"  page 21 and  "Contingent
    Deferred Sales Charge," page 24 for more information.

2.  The annual  administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value.

3.  Amounts included as distribution  expenses under this caption are the amounts received by the  Fund's  distributor  under  the  Brokerage  Plan in the  last  fiscal  year in connection with the purchase and sale of securities held by the Fund.
------------------------------------------------------------------------------------------

EXAMPLES -- The  following  examples show the expenses that you would pay at the end of one,  three,  five or ten years.  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information  presented  applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered.
The examples  show  expenses  based upon an  allocation of $1,000 to each of the
Subaccounts and a hypothetical return of 5%.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $102     $126     $156     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       103      129      161      258
--------------------------------------------------------------------------------
Money Market Subaccount                           99      119      143      222
--------------------------------------------------------------------------------
Global Subaccount                                106      137      174      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    102      126      156      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      106      138      176      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        103      129      160      256
--------------------------------------------------------------------------------
International Subaccount                         116      166      224      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        102      127      156      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount               109      146      191      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                        106      137      174      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                   109      146      191      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              106      138      177      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         104      133      168      273
--------------------------------------------------------------------------------
High Yield Subaccount                            102      127      157      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       105      136      173      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      102      126      156      248
--------------------------------------------------------------------------------
Technology Subaccount                            108      144      187      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         102      127      157      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount      106      138      177      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      105      135      172      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             102      128      158      253
--------------------------------------------------------------------------------

     Example -- You would pay the expenses  shown below  assuming NO withdrawals from your Contract:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                                $22    $  68     $116     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                        23       71      121      258
--------------------------------------------------------------------------------
Money Market Subaccount                           19       60      103      222
--------------------------------------------------------------------------------
Global Subaccount                                 26       79      134      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                     22       68      116      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                       26       80      136      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                         23       70      120      256
--------------------------------------------------------------------------------
International Subaccount                          36      110      186      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                         22       68      116      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount                29       89      151      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                         26       79      134      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                    29       89      151      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount               26       80      137      290
--------------------------------------------------------------------------------
Equity Income Subaccount                          24       75      128      273
--------------------------------------------------------------------------------
High Yield Subaccount                             22       69      117      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                        25       78      133      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                       22       68      116      248
--------------------------------------------------------------------------------
Technology Subaccount                             28       87      147      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                          22       68      117      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount       26       80      137      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                       25       77      132      280
--------------------------------------------------------------------------------
Select 25 Subaccount                              22       69      118      253
--------------------------------------------------------------------------------

Example - You would pay the expenses  shown below  assuming  full  withdrawal of your  Variflex  Contract - 401(k) and 408(k) at the end of the  applicable  time period:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $102     $146     $186     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       103      149      191      258
--------------------------------------------------------------------------------
Money Market Subaccount                           99      139      173      222
--------------------------------------------------------------------------------
Global Subaccount                                106      156      204      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    102      146      186      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      106      157      206      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        103      148      190      256
--------------------------------------------------------------------------------
International Subaccount                         116      185      253      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        102      146      186      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount               109      165      221      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                        106      156      204      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                   109      165      221      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              106      158      207      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         104      153      198      273
--------------------------------------------------------------------------------
High Yield Subaccount                            102      147      187      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       105      156      203      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      102      146      186      248
--------------------------------------------------------------------------------
Technology Subaccount                            108      163      217      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         102      146      187      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount      106      158      207      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      105      155      202      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             102      147      188      253
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below  assuming NO withdrawals  from your Variflex Contract - 401(k) and 408(k):

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $22     $ 68     $116     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       23       71      121      258
--------------------------------------------------------------------------------
Money Market Subaccount                          19       60      103      222
--------------------------------------------------------------------------------
Global Subaccount                                26       79      134      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    22       68      116      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      26       80      136      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        23       70      120      256
--------------------------------------------------------------------------------
International Subaccount                         36      110      186      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        22       68      116      249
--------------------------------------------------------------------------------
Global Strategic Income Subaccount               29       89      151      318
--------------------------------------------------------------------------------
Capital Growth Subaccount                        26       79      163      285
--------------------------------------------------------------------------------
Global Total Return Subaccount                   29       89      151      318
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              26       80      137      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         24       75      128      273
--------------------------------------------------------------------------------
High Yield Subaccount                            22       69      117      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       25       78      133      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      22       68      116      248
--------------------------------------------------------------------------------
Technology Subaccount                            28       87      147      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         22       68      117      250
--------------------------------------------------------------------------------
Main Street Growth and Income(R) Subaccount      26       80      137      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      25       77      132      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             22       69      118      253
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2001, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

--------------------------------------------------------------------------
                                               QUALIFIED
                              --------------------------------------------
                                                          ACCUMULATION
                               BEGINNING     END OF    UNITS OUTSTANDING
SUBACCOUNT           YEAR      OF PERIOD     PERIOD     AT END OF PERIOD
--------------------------------------------------------------------------
Equity               2001        $66.40       $58.11         9,088,299
Subaccount           2000         77.04        66.40        10,078,355
                     1999         72.11        77.04        12,075,377
                     1998         58.19        72.11        11,996,953
                     1997         45.76        58.19        11,293,953
                     1996         37.75        45.76        10,310,079
                     1995         27.94        37.75         9,203,332
                     1994         28.75        27.94         7,723,910
                     1993         25.59        28.75         6,900,722
                     1992         23.30        25.59         6,640,177
--------------------------------------------------------------------------
Large Cap Value      2001         57.34        53.47         7,427,804
Subaccount           2000         62.24        57.34         8,480,619
                     1999         61.86        62.24        12,276,284
                     1998         58.22        61.86        14,055,295
                     1997         46.58        58.22        15,086,547
                     1996         39.88        46.58        15,264,292
                     1995(c)      31.03        39.88        14,963,215
                     1994         32.37        31.03        14,312,801
                     1993         29.89        32.37        13,236,948
                     1992         28.47        29.89        11,381,462
--------------------------------------------------------------------------
Money Market         2001         21.34        21.87         2,359,410
Subaccount           2000         20.38        21.34         2,127,226
                     1999         19.71        20.38         3,379,114
                     1998         18.97        19.71         3,068,671
                     1997         18.26        18.97         2,479,744
                     1996         17.59        18.26         3,252,140
                     1995         16.89        17.59         2,989,809
                     1994         16.48        16.89         3,578,026
                     1993         16.26        16.48         2,680,809
                     1992         15.94        16.26         2,373,251
--------------------------------------------------------------------------
Global Subaccount    2001         28.12        24.38        11,806,980
                     2000         27.49        28.12        13,345,698
                     1999         18.11        27.49        12,753,536
                     1998         15.26        18.11        12,848,790
                     1997         14.51        15.26        12,804,601
                     1996         12.51        14.51        11,881,450
                     1995         11.42        12.51        10,236,349
                     1994         11.25        11.42         9,361,197
                     1993          8.65        11.25         5,863,967
                     1992          8.99         8.65         2,070,715
--------------------------------------------------------------------------
Diversified          2001         25.66        27.17         2,412,919
Income Subaccount    2000         23.92        25.66         2,354,855
                     1999         25.16        23.92         3,698,583
                     1998         23.58        25.16         3,419,362
                     1997         21.69        23.58         3,446,850
                     1996         22.11        21.69         3,673,833
                     1995         18.87        22.11         3,912,046
                     1994         20.52        18.87         3,891,426
                     1993         18.44        20.52         3,731,587
                     1992         17.37        18.44         2,912,605
--------------------------------------------------------------------------
Large Cap Growth     2001          7.91         6.61           808,629
Subaccount           2000(e)      10.00         7.91            24,399
--------------------------------------------------------------------------
Enhanced Index       2001       $  9.88      $  8.50         1,925,639
Subaccount           2000         11.14         9.88            53,493
                     1999(d)      10.00        11.14           564,455
--------------------------------------------------------------------------
International        2001         10.15         7.57           653,966
Subaccount           2000         12.89        10.15            11,181
                     1999(d)      10.00        12.89            95,066
--------------------------------------------------------------------------
Mid Cap Growth       2001         45.95        38.63         7,902,865
Subaccount           2000         39.83        45.95         9,476,967
                     1999         24.90        39.83         6,970,985
                     1998         21.37        24.91         6,781,176
                     1997         18.03        21.37         6,738,379
                     1996         15.46        18.03         5,563,881
                     1995         13.10        15.46         4,387,739
                     1994         13.97        13.10         3,947,047
                     1993         12.44        13.97         2,131,858
                     1992(a)      10.00        12.44           455,105
--------------------------------------------------------------------------
Global Strategic     2001         13.51        14.20           497,189
Income Subaccount    2000         13.19        13.51           298,376
                     1999         13.20        13.19           362,783
                     1998         12.50        13.20           398,409
                     1997         12.00        12.50           425,354
                     1996         10.69        12.00           306,339
                     1995(b)      10.00        10.69           129,589
--------------------------------------------------------------------------
Capital Growth       2001          7.99         6.73         1,336,931
Subaccount           2000(e)      10.00         7.99            69,633
--------------------------------------------------------------------------
Global Total Return  2001         13.95        11.98         1,079,718
Subaccount           2000         15.78        13.95         1,197,345
                     1999         14.01        15.78         1,363,679
                     1998         12.59        14.01         1,545,270
                     1997         12.01        12.59         1,672,896
                     1996         10.64        12.01         1,274,106
                     1995(b)      10.00        10.64           611,652
--------------------------------------------------------------------------
Managed Asset        2001         17.25        16.18         2,258,069
Allocation           2000         17.63        17.25         1,990,484
Subaccount           1999         16.26        17.63         2,289,208
                     1998         13.89        16.26         1,950,323
                     1997         11.87        13.89         1,057,271
                     1996         10.66        11.87           626,179
                     1995(b)      10.00        10.66           295,053
--------------------------------------------------------------------------
Equity Income        2001         21.40        21.42         4,369,075
Subaccount           2000         19.19        21.40         4,034,469
                     1999         18.83        19.19         5,492,102
                     1998         17.49        18.83         5,369,499
                     1997         13.78        17.49         4,135,375
                     1996         11.62        13.78         2,016,966
                     1995(b)      10.00        11.62           604,325
--------------------------------------------------------------------------
High Yield           2001         12.09        12.48           509,774
Subaccount           2000         12.43        12.09             2,576
                     1999         12.43        12.43            89,145
--------------------------------------------------------------------------
Small Cap Value      2001         10.65        12.86         2,165,394
Subaccount           2000(e)      10.00        10.65            22,150
--------------------------------------------------------------------------
Social Awareness     2001         29.38        25.24         3,950,615
Subaccount           2000         34.16        29.38         4,339,513
                     1999         29.50        34.16         4,298,149
                     1998         22.72        29.50         3,152,738
                     1997         18.75        22.72         2,531,119
                     1996         15.97        18.75         2,083,090
                     1995         12.65        15.97         1,615,845
                     1994         13.31        12.65         1,344,063
                     1993         12.04        13.31           993,233
                     1992         10.47        12.04           513,953
--------------------------------------------------------------------------
Technology           2001          6.08         4.56         1,896,347
Subaccount           2000(e)      10.00         6.08            97,027
--------------------------------------------------------------------------
Mid Cap Value        2001         23.29        25.58         3,062,821
Subaccount           2000         17.62        23.29            97,916
                     1999         14.89        17.62           577,404
--------------------------------------------------------------------------
Main Street Growth   2001          8.95         7.95         1,812,239
and Income(R)        2000(e)     $10.00      $  8.95            28,963
Subaccount
--------------------------------------------------------------------------
Small Cap Growth     2001         17.57        12.52         3,216,970
Subaccount           2000         19.48        17.57            65,591
                     1999         10.31        19.48           992,293
--------------------------------------------------------------------------
Select 25 Subaccount 2001         10.17         9.05         2,961,348
                     2000         12.24        10.17            34,746
                     1999(d)      10.00        12.24         1,226,865
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                             NON-QUALIFIED
                              --------------------------------------------
                                                      ACCUMULATION UNITS
                               BEGINNING    END OF    OUTSTANDING AT END
SUBACCOUNT           YEAR      OF PERIOD    PERIOD         OF PERIOD
--------------------------------------------------------------------------
Equity               2001        $66.37      $58.09         1,816,980
Subaccount           2000         77.00       66.37         2,036,358
                     1999         72.07       77.00         2,537,119
                     1998         58.17       72.07         2,665,560
                     1997         45.74       58.17         2,652,767
                     1996         37.74       45.74         2,575,426
                     1995         27.92       37.74         2,306,163
                     1994         28.74       27.92         1,578,797
                     1993         25.58       28.74         1,483,618
                     1992         23.30       25.58         1,766,896
--------------------------------------------------------------------------
Large Cap Value      2001         57.29       53.43         1,741,418
Subaccount           2000         62.18       57.29         2,055,288
                     1999         61.81       62.18         2,867,661
                     1998         58.17       61.81         3,323,526
                     1997         46.54       58.17         3,653,913
                     1996         39.84       46.54         3,721,884
                     1995(c)      31.00       39.84         3,669,299
                     1994         32.34       31.00         3,515,364
                     1993         29.87       32.34         3,262,600
                     1992         28.44       29.87         2,560,986
--------------------------------------------------------------------------
Money Market         2001         21.34       21.87         1,092,929
Subaccount           2000         20.38       21.34         1,281,580
                     1999         19.71       20.38         1,790,781
                     1998         18.98       19.71         1,314,658
                     1997         18.26       18.98         1,089,550
                     1996         17.59       18.26         1,681,230
                     1995         16.89       17.59         1,469,153
                     1994         16.48       16.89         2,475,349
                     1993         16.26       16.48         1,913,212
                     1992         15.94       16.26         1,031,855
--------------------------------------------------------------------------
Global Subaccount    2001         28.12       24.38         2,685,983
                     2000         27.49       28.12         3,288,694
                     1999         18.11       27.49         3,373,269
                     1998         15.26       18.11         3,724,722
                     1997         14.51       15.26         3,730,734
                     1996         12.51       14.51         3,484,411
                     1995         11.42       12.51         3,140,486
                     1994         11.25       11.42         2,803,304
                     1993          8.65       11.25         2,150,932
                     1992          8.99        8.65           678,110
--------------------------------------------------------------------------
Diversified          2001         25.64       27.15           896,039
Income Subaccount    2000         23.90       25.64         1,003,346
                     1999         25.14       23.90         1,121,142
                     1998         23.56       25.14         1,321,999
                     1997         21.67       23.56         1,535,471
                     1996         22.09       21.67         1,377,342
                     1995         18.85       22.09         1,325,159
                     1994         20.50       18.85         1,392,830
                     1993         18.42       20.50         1,290,268
                     1992         17.36       18.42           962,775
--------------------------------------------------------------------------
Large Cap Growth     2001          7.91        6.61           222,143
Subaccount           2000(e)      10.00        7.91           673,725
--------------------------------------------------------------------------
Enhanced Index       2001       $  9.88     $  8.50           302,681
Subaccount           2000         11.14        9.88         2,181,834
                     1999(d)      10.00       11.14           148,669
--------------------------------------------------------------------------
International        2001         10.15        7.57           257,938
Subaccount           2000         12.89       10.15           717,135
                     1999(d)      10.00       12.89            27,983
--------------------------------------------------------------------------
Mid Cap Growth       2001         45.93       38.62         1,933,000
Subaccount           2000         39.81       45.93         1,270,378
                     1999         24.89       39.81         1,930,663
                     1998         21.36       24.89         2,140,621
                     1997         18.03       21.36         2,019,008
                     1996         15.46       18.03         1,559,302
                     1995         13.09       15.46         1,248,987
                     1994         13.96       13.09         1,211,099
                     1993         12.44       13.96           610,801
                     1992(a)      10.00       12.44            68,338
--------------------------------------------------------------------------
Global Strategic     2001         13.51       14.20           175,220
Income Subaccount    2000         13.19       13.51           151,984
                     1999         13.20       13.19           155,100
                     1998         12.49       13.20           180,061
                     1997         12.00       12.49           212,934
                     1996         10.69       12.00           178,818
                     1995(b)      10.00       10.69            74,528
--------------------------------------------------------------------------
Capital Growth       2001          7.99        6.73           163,517
Subaccount           2000(e)      10.00        7.99         1,182,612
--------------------------------------------------------------------------
Global Total Return  2001         13.95       11.97           345,102
Subaccount           2000         15.77       13.95           417,905
                     1999         14.01       15.77           501,463
                     1998         12.59       14.01           585,003
                     1997         12.00       12.59           687,020
                     1996         10.64       12.00           532,893
                     1995(b)      10.00       10.64           297,967
--------------------------------------------------------------------------
Managed Asset        2001         17.25       16.18           654,507
Allocation           2000         17.63       17.25           687,389
Subaccount           1999         16.26       17.63           742,405
                     1998         13.89       16.26           739,827
                     1997         11.87       13.89           459,560
                     1996         10.66       11.87           374,276
                     1995(b)      10.00       10.66           226,555
--------------------------------------------------------------------------
Equity Income        2001         21.39       21.42         1,080,433
Subaccount           2000         19.18       21.39         1,046,838
                     1999         18.83       19.18         1,379,765
                     1998         17.48       18.83         1,427,599
                     1997         13.78       17.48         1,257,818
                     1996         11.62       13.78           710,206
                     1995(b)      10.00       11.62           234,242
--------------------------------------------------------------------------
High Yield           2001         12.09       12.48           172,694
Subaccount           2000         12.43       12.09           301,772
                     1999         12.43       12.43            95,775
--------------------------------------------------------------------------
Small Cap Value      2001         10.65       12.86           601,352
Subaccount           2000(e)      10.00       10.65           231,015
--------------------------------------------------------------------------
Social Awareness     2001         29.41       25.25           992,868
Subaccount           2000         34.17       29.41         1,167,835
                     1999         29.51       34.17         1,188,307
                     1998         22.73       29.51         1,036,280
                     1997         18.75       22.73           904,831
                     1996         15.98       18.75           746,852
                     1995         12.66       15.98           612,235
                     1994         13.31       12.66           543,287
                     1993         12.04       13.31           389,861
                     1992         10.47       12.04           226,145
--------------------------------------------------------------------------
Technology           2001          6.08        4.56           430,690
Subaccount           2000(e)      10.00        6.08         1,432,636
--------------------------------------------------------------------------
Mid Cap Value        2001         23.29       25.58           703,426
Subaccount           2000         17.62       23.29         2,518,107
                     1999         14.89       17.62           189,495
--------------------------------------------------------------------------
Main Street Growth   2001          8.95        7.95           426,747
and Income(R)        2000(e)     $10.00     $  8.95         1,268,805
Subaccount
--------------------------------------------------------------------------
Small Cap Growth     2001         17.57       12.52           806,870
Subaccount           2000         19.48       17.57         4,570,554
                     1999         10.31       19.48           319,874
--------------------------------------------------------------------------
Select 25 Subaccount 2001         10.17        9.05           609,728
                     2000         12.24       10.17         4,097,819
                     1999(d)      10.00       12.24           318,343
--------------------------------------------------------------------------
(a) Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.

(b) Global Strategic Income,  Global Total Return,  Managed Asset Allocation and
    Equity Income Subaccounts were first publicly offered on June 1, 1995.

(c) Effective  June 1,  1995,  the  investment  objective  of  Large  Cap  Value
    Subaccount  was  changed  from  seeking to  provide  income  with  secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

(d) Accumulation  unit values for Enhanced  Index,  International  and Select 25
    Subaccounts are for the period May 3, 1999 (the date first publicly offered)
    to December 31, 1999.

(e) Accumulation  unit values for Large Cap Growth,  Capital  Growth,  Small Cap
    Value,  Technology and Main Street Growth and Income(R)  Subaccounts are for
    the period May 1, 2000 (the date first  publicly  offered) to  December  31,
    2000.
--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001, the Company had total assets of  approximately  $7.9 billion.  Together with its subsidiaries, the Company has total funds under management of approximately $9.8 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A.M.  Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account.  Each year A.M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent the  contracts  so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Separate Account is currently divided into twenty-two Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future  establish  additional  Subaccounts  of the Separate  Account, which may  invest in other  Series  of SBL Fund or in other  securities,  mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

     Shares of the Fund  currently  are  offered  only for  purchase by separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Contractowners  arising from either mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

     A summary of the  investment  objective  of each  Series of SBL Fund is set forth below.  We cannot assure that any Series will achieve its objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD BE READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified  portfolio of equity securities,  which may include ADRs and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital  by  investing  at least 80% of its net  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic debt securities,  including bonds, notes,  debentures,  preferred stock and high-yield securities (commonly known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES) -- Amounts  that you  allocate to the Capital
Growth Subaccount are invested in Series L. The investment objective of Series L is to  seek  growth  of  capital  by  pursuing  aggressive  investment  policies primarily in equity securities of U.S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and fixed income securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by  investing  at least 80% of its net assets in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially similar to that of companies in the Russell 2500TM
Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities  of  domestic  and  foreign  companies  with market capitalizations substantially similar to that of companies in the Russell 2000TM
Growth Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place, Topeka,  Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, to
provide investment advisory services to Global Series and Main Street Growth and
Income(R) Series;  Deutsche Asset Management,  Inc., 280 Park Avenue,  New York,
New York 10017 to provide investment  advisory services to Enhanced Index Series and International  Series;  Wellington  Management Company LLP, 75 State Street,
Boston,  Massachusetts  02109 to provide investment  advisory services to Global
Strategic Income Series,  Global Total Return Series and Technology  Series;  T.
Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to
provide  investment  advisory  services to Managed Asset  Allocation  Series and
Equity  Income  Series;  Strong  Capital  Management  Corporation,  100 Heritage
Reserve,  Menomonee,  Wisconsin 53051 to provide investment advisory services to
Small Cap  Value  Series  and Small Cap  Growth  Series;  and  Alliance  Capital
Management  L.P.,  1345  Avenue of the  Americas,  New York,  New York  10105 to
provide investment advisory services to Capital Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred  variable annuity.  It is also available as a single purchase payment immediate variable annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is  significantly  different from a fixed annuity  contract in that you assume  the risk of  investment  gain or loss  under the  Contract  rather  than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the Annuity  Commencement Date. The amount that will be available for annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract is  available  for  purchase by an  individual  or group as a non-tax qualified retirement plan  ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified  retirement plans that meet the  requirements  of Section 401,  403(b),  408,  408A, or 457 of the
Internal  Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently  available  to  retirement  plans that  qualify  as (1)  self-employed individuals'  retirement plans under Section 401, such as HR-10 and Keogh plans,
(2) pension or  profit-sharing  plans established by an employer for the benefit of its  employees  under  Section  401,  (3)  traditional  and  Roth  individual retirement accounts or annuities,  including  traditional IRAs established by an employer under a simplified  employees pension plan, or a SIMPLE IRA plan, under
Section 408, (4) annuity  purchase  plans of public  school  systems and certain tax-exempt organizations under Section 403(b) or (5) deferred compensation plans for  employees  established  by a unit of a state  or local  government  or by a tax-exempt  organization under Section 457. Joint Owners are permitted only on a
Contract issued pursuant to a Non-Qualified Plan.

TYPES OF VARIFLEX  CONTRACTS --  Different  types of the Contract are offered by
Security Benefit through this Prospectus.  The types of the Contract vary in the amount  and  timing of the  minimum  purchase  payments,  and in  various  other respects. The different types of the Contract are described below:

     SINGLE PURCHASE PAYMENT  IMMEDIATE  ANNUITY.  This type of Contract is used for an individual  where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

     FLEXIBLE PURCHASE PAYMENT DEFERRED  ANNUITY.  This type of Contract is used for an individual  where  periodic  purchase  payments will be made with annuity payments to commence at a later date.

     GROUP FLEXIBLE  PURCHASE PAYMENT DEFERRED  ANNUITY  CONTRACT.  This type of
Contract is used when purchase  payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract,
Contract Value is established  for each  Participant for whom payments are being made and the benefit at retirement  will be determined by your Contract Value at that time.

     Under a Group Unallocated Contract, the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's  account.
When a Participant  becomes entitled to receive payments under the provisions of the Plan,  the  appropriate  amount of Contract  Value may be  withdrawn  by the
Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 80 (age 75 for  Contracts  issued in Florida).  If there are Joint
Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and  $2,500  for single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments,  except that the minimum subsequent  purchase payment is $25. Security
Benefit  does not permit  subsequent  purchase  payments  for a single  purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the Owner is living.
Subsequent  purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 per payment  being  allocated to any one  Subaccount  or the Fixed
Account.  The allocations must be a whole dollar or whole percentage.  Available allocation  alternatives  include  the  twenty-two  Subaccounts  and  the  Fixed
Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 20.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost average your Contract Value by authorizing  Security Benefit to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit has  received a Dollar Cost  Averaging  Request in proper form at its Home Office, Security Benefit will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer each month or quarter to any one  Subaccount  is $25.  Security
Benefit  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period  selected,  of the date of  receipt at the Home  Office of a Dollar  Cost
Averaging Request in proper form.  Transfers will be made until the total amount elected has been  transferred,  or until Contract  Value in the Subaccount  from which  transfers are made has been depleted.  Amounts  periodically  transferred under this option are not currently subject to any transfer charges.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restrictions  described under "The Fixed Account,"
page 29.

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize  Security  Benefit  to  automatically  transfer  Contract  Value  on a quarterly,  semiannual  or annual  basis to  maintain  a  particular  percentage
allocation  among  the  Subaccounts.   The  Contract  Value  allocated  to  each
Subaccount  will grow or decline in value at different rates during the selected period. Asset Reallocation  automatically  reallocates the Contract Value in the
Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis, as you select.  Asset Reallocation is intended to transfer Contract Value from those  Subaccounts  that have increased in value to those  Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment  method does not guarantee  profits,  nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

     Upon  receipt of the Asset  Reallocation  Request,  Security  Benefit  will effect a transfer or, in the case of a new  Contract,  will allocate the initial purchase  payment,  among the Subaccounts  based upon the  percentages  that you selected.  If you are a participant in a group Contract qualified under Internal
Revenue Code Section  401, the Asset  Reallocation  Request will be effective on the first  Valuation Date of the calendar  quarter  following the receipt of the request.  Thereafter,  Security Benefit will transfer Contract Value to maintain that  allocation  on  each  quarterly,  semiannual  or  annual  anniversary,  as applicable,  of the date of Security Benefit's receipt of the Asset Reallocation
Request in proper form. The amounts transferred will be credited at the price of the  Subaccount  as of the end of the  Valuation  Date on which the  transfer is effected.  Amounts periodically  transferred under this option are not currently subject to any transfer charges.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 30.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer  Contract Value among the  Subaccounts  upon proper written  request to
Security  Benefit's Home Office.  You may make  transfers  (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application or proper form has been  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 29.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the
Underlying  Funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the
Underlying  Funds may have in place limits on the number of transfers  permitted in a Contract Year, which limits are more restrictive than 14 per Contract Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract  Value," page 21. No minimum amount of Contract  Value is  guaranteed.  You bear the entire  investment  risk relating to the  investment  performance  of  Contract  Value  allocated  to the
Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock  Exchange,  normally 3:00 p.m.  Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  and (4) the  mortality  and  expense  risk  charge  under  the
Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Commencement  Date,  subject  to  limitations  under  the  applicable  plan  for
Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by Security  Benefit at its Home  Office.  A proper  Withdrawal
Request  form must  include the  written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any applicable withdrawal charge, a pro rata administration charge and any uncollected premium taxes.

     Security  Benefit  requires the  signature of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract  Value. A request for a partial  withdrawal  will result in a payment by Security  Benefit of the amount  specified in the partial  withdrawal request  provided there is sufficient  Contract Value to meet the request.  Upon payment,  the  Contract  Value will be reduced by an amount equal to the payment and any applicable withdrawal charge and premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000,  Security Benefit reserves the right to treat the partial  withdrawal as a request for a full  withdrawal.  For  Contracts  issued prior to January 4, 1999,  if your  withdrawal  exceeds 90% of  Contract  Value,
Security Benefit may elect to treat your withdrawal as a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's  instructions to Security Benefit.  If a Contractowner  does not specify the allocation,  Security Benefit will deduct the withdrawal in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a  withdrawal  is made during the first eight
Contract Years and may be subject to a premium tax charge to reimburse  Security
Benefit  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities. Security Benefit may deduct a pro rata administration charge upon a full withdrawal.  See "Contingent Deferred Sales Charge," page 24,
"Administration Charge," page 26 and "Premium Tax Charge," page 26.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section  401(a),  403, 408 or 457 of the  Internal  Revenue  Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 33. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 34.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the  Annuity  Commencement  Date by sending a  properly  completed  Request  for
Scheduled  Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time after the first  Contract  Year, or during the first  Contract  Year,  if  Contract  Value  is  $40,000  or more at the time of election.  A Contractowner  may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts  and/or Fixed Account, as a  fixed  period,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a beneficiary.  A  Contractowner  also may designate the desired  frequency of the systematic  withdrawals,  which  may  be  monthly,  quarterly,  semiannually  or annually.  The  Contractowner  may stop or modify  systematic  withdrawals  upon proper written request  received by Security Benefit at its Home Office at least
30 days in advance of the  requested  date of  termination  or  modification.  A proper  request must include the written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at  least  $25.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and
the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the  allocation,  the  systematic  withdrawal  will be deducted from the
Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

     Systematic  withdrawals  generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you  have not made a free  withdrawal  during  the  Contract  Year and your systematic  withdrawals  do not exceed an amount  determined as follows:  10% of
Contract Value as of the Valuation Date the first systematic  withdrawal request is received during the Contract Year.  Systematic  withdrawals  that exceed this amount are subject to any applicable withdrawal charge.

     Security  Benefit  may,  at  any  time,  discontinue,  modify,  or  suspend systematic withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including  the 10%  penalty tax which may be imposed on withdrawals  made prior to the Owner  attaining  age 59 1/2.  See  "Federal  Tax
Matters," page 34.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to  January  4, 1999) dies  prior to the  Annuity  Commencement  Date,  Security
Benefit will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the Owner's (or if applicable,  the  Annuitant's)  death and instructions regarding payment to the Designated  Beneficiary.  If there are
Joint  Owners,  the death  benefit  proceeds will be payable upon receipt of due proof of death of  either  Owner  prior  to the  Annuity  Commencement  Date and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution  Requirements," page 24. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity  Commencement  Date and instructions  regarding  payment.  Additionally,  if the  Owner is not a natural person,  the amount of the death  benefit will be based on the age of the oldest
Annuitant on the date the Contract was issued.  If the death of the Owner occurs on or after the Annuity  Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options," page 28.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium tax. If an Owner (or if applicable,  the Annuitant) dies during the  Accumulation  Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o    The sum of all Purchase  Payments,  less any reductions  caused by previous withdrawals,

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by Security Benefit, or

o    The stepped-up death benefit.

The stepped-up death benefit is:

o    The largest  death  benefit on any  Contract  anniversary  that is an exact multiple of six and occurs prior to the oldest Owner (or if applicable, the
     Annuitant) attaining age 76, plus

o    Any Purchase Payments made since the applicable Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

For  Contracts in effect for six Contract  Years or more as of May 1, 1991,  the
Contract  anniversary  immediately  preceding  May 1, 1991,  is deemed to be the sixth  Contract  anniversary  for purposes of determining  the stepped-up  death benefit.

     If an Owner (or if applicable,  an Annuitant) dies during the  Accumulation
Period and the age of any Owner (or Annuitant) was 76 or greater on the date the
Contract was issued, the death benefit will be the greater of:

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by Security Benefit at its Home Office, or

o    Total purchase payments reduced by any partial withdrawals.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  34  and   "Distribution
Requirements,"  page 24 for a discussion of the tax consequences in the event of death.

     DEATH  BENEFIT FOR  CERTAIN  FLORIDA  RESIDENTS.  If you were a resident of
Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows.  If the  Annuitant  is 75 or younger as of the date of his or her death,  the  death  benefit  is the  greatest  of:  (1) the sum of all  purchase payments  reduced by any partial  withdrawals;  (2) the Contract Value as of the date due proof of death and  instructions  regarding  payment  are  received  by
Security  Benefit at its Home Office;  or (3) the largest  Contract Value on any
Contract  anniversary  that is an  exact  multiple  of  six,  less  any  partial withdrawals  since that  anniversary.  If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due proof of death and instructions  regarding  payment are received by Security
Benefit at its Home Office,  less any  applicable  withdrawal  charge.  Security
Benefit currently waives the withdrawal charge applicable to the death benefit.

     DEATH BENEFIT FOR GROUP  UNALLOCATED  CONTRACTS.  The death benefit under a group  unallocated  contract  is  determined  by  reference  to the terms of the
Qualified Plan. The Contractowner  must inform Security Benefit of the amount of the death  benefit,  and its  payment  will be treated as a partial  withdrawal.
Security Benefit will not impose a withdrawal  charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans,  the federal tax laws require that Security  Benefit pay a death benefit upon the death of the Owner, and Security Benefit will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  this  Contract in force  until the  earliest of the  spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with Qualified  Plans, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently,  if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract.
The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new  Annuitant  is not  named,  Security  Benefit  will  designate  the Owner as
Annuitant.  On the death of the Annuitant after the Annuity  Commencement  Date, any  guaranteed  payments  remaining  unpaid  will  continue  to be  paid to the
Designated  Beneficiary  pursuant to the Annuity  Option in force at the date of death. See "Death Benefit," page 23 for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges from purchase  payments  before  allocating them to your Contract Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the Contract Year in which the withdrawal is made.

     Security  Benefit will waive the withdrawal  charge on the first withdrawal in any  Contract  Year after the first  Contract  Year,  to the extent that such withdrawal  does not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount in any Contract Year is equal to 10% of Contract  Value as of the date of the first  withdrawal in that  Contract  Year.  You forfeit any Free  Withdrawal amount not used on the first  withdrawal  in a  Contract  Year.  The  withdrawal charge  generally  applies to the amount of any withdrawal that exceeds the Free
Withdrawal amount.

     If your  Contract  is  funding  a  charitable  remainder  trust,  the  free withdrawal is available  beginning in the first  Contract Year, and you may make periodic  free  withdrawals  provided  that the total  free  withdrawals  in any
Contract Year do not exceed the Free Withdrawal amount discussed above.

     For Group Unallocated Contracts, the free withdrawal is available after the first Contract  Year.  The first  withdrawal in each calendar month under such a
Contract is free to the extent that total free  withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

     The withdrawal  charge does not apply to  withdrawals of earnings.  For the purpose  of  determining  any  withdrawal  charge,  Security  Benefit  deems any withdrawals  that are  subject  to the  withdrawal  charge to be made first from purchase payments and then from earnings.  Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

----------------------------------------------------------
                              WITHDRAWAL CHARGE
                    --------------------------------------
 CONTRACT YEAR          THE                VARIFLEX
                     CONTRACT         CONTRACT-401(K) AND
                                            408(K)
----------------------------------------------------------
       1                8%                    8%
       2                7%                    8%
       3                6%                    8%
       4                5%                    8%
       5                4%                    7%
       6                3%                    6%
       7                2%                    5%
       8                1%                    4%
  9 and later           0%                    0%
----------------------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  8% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999).
Subject to insurance  department  approval,  the withdrawal  charge also will be waived on a full or  partial  withdrawal  if the Owner  has been  confined  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of  Withdrawal  Charge," page 25.  Security  Benefit will assess the withdrawal  charge  against the  Subaccounts  and the Fixed  Account in the same proportion as the withdrawal proceeds are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may  receive  aggregate  commissions  of up  to 6% of  aggregate purchase  payments  and an annual  trail  commission  of up to 0.25% of Contract
Value.  Security  Benefit also may pay override  payments,  expense  allowances, bonuses,  wholesaler fees and training  allowances.  Registered  representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by Security Benefit to receive non-cash compensation such as expense-paid  due diligence trips and educational  seminars.  No compensation will be  offered  to the  extent  it is  prohibited  by the laws of any state or self-regulatory agency, such as the NASD.

WITHDRAWAL  CHARGE  FOR  CERTAIN  TEXAS  PARTICIPANTS  --  Notwithstanding   the
withdrawal charges set forth above, if your Contract was issued after August 14,
2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher  education  (as defined in the Texas  Education  Code),  your  withdrawal charge schedule is as follows:

------------------- --- -----------------------
  CONTRACT YEAR           WITHDRAWAL CHARGE
------------------- --- -----------------------
        1                         7%
        2                         7%
        3                         6%
        4                         5%
        5                         4%
        6                         3%
        7                         2%
   8 and later                    0%
------------------- --- -----------------------

WAIVER OF WITHDRAWAL CHARGE -- Security Benefit will waive the withdrawal charge in the event of  confinement  to a hospital or nursing  facility,  provided  the following  conditions  are met:  (1) the  Contractowner  has been  confined to a
"hospital" or "qualified skilled nursing facility" (as defined on page 5) for at least  90  consecutive  days  prior  to the  date  of the  withdrawal;  (2)  the
Contractowner  is so confined when Security  Benefit receives the waiver request and became so  confined  after the date the  Contract  was  issued;  and (3) the request for waiver  submitted to Security  Benefit is  accompanied by a properly completed  claim form which may be obtained from Security  Benefit and a written physician's  statement  acceptable  to  Security  Benefit  certifying  that such confinement is a medical necessity and is due to illness or infirmity.

     Security Benefit reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waiver is not  available in certain  states  pending department  of  insurance  approval.  If the  waiver  is later  approved  by the insurance  department of a state,  Security  Benefit  intends to make the waiver available to all  Contractowners in that state at that time, but there can be no assurance that the waiver will be approved.  Prospective  Contractowners  should contact their agent concerning availability of the waiver in their state.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the  Contract.  The charge is equal to an annual rate of
1.2% of each Subaccount's  average daily net assets.  This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and  administering the Contract and in operating the
Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contract and operating the  Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION  CHARGE -- Security  Benefit will deduct from your Contract Value an  administration  charge  of $30 (or if less,  2% of  Contract  Value  for the
Variflex  Contract  - 401(k)  and  408(k)).  The  administration  charge  is not assessed  against  Contract Value that has been applied under Annuity  Options 1 through 4, 9 and 10. Security Benefit deducts the administration  charge on each annual contract anniversary, but will waive the charge if your Contract Value is
$25,000 or more, and your Contract has been in force eight or more years,  as of that date.  Security  Benefit  will deduct the  administration  charge from your
Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts.

     Security Benefit will deduct a pro rata administration charge upon:

o    A full withdrawal of Contract Value

o    Payment of a death benefit

o    The Annuity  Commencement  Date if one of Annuity Options 1 through 4, 9 or
     10 is elected

o    The first deduction of the  administration  charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to  reimburse  Security  Benefit for the  expenses associated with administration of the Contract. Security Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection with a Contract.  Security Benefit currently deducts this charge upon the Annuity  Commencement  Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.  Security  Benefit reserves the right to deduct  premium  taxes  when  due or any  time  thereafter.  Premium  tax  rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account," page 34 and "Charge for Security Benefit Taxes," page 34.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored  arrangement.  Security
Benefit  may also  reduce or waive the  contingent  deferred  sales  charge  and administration  charge on Contracts  sold to  directors,  officers and bona fide full-time  employees  of Security  Benefit  and its  affiliated  companies;  the spouses,  grandparents,  parents,  children,  grandchildren  and sibling of such directors, officers and employees and their spouses; and salespersons (and their spouses and minor  children)  who are  licensed  with  Security  Benefit to sell variable annuities.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks  will not  exceed an annual  rate of 1.2% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $30 per year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
If you  purchase a single  purchase  payment  immediate  annuity,  your  annuity payments will commence  immediately.  Otherwise,  your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract
Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).  The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity  Commencement  Date, the Annuity  Commencement Date
will be the later of the Annuitant's  65th birthday or the tenth annual Contract
Anniversary.  See  "Selection  of an  Option,"  page  29.  If  there  are  Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Commencement Date.

     On the Annuity  Commencement  Date, the proceeds under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes,  any outstanding  Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

     The Contracts  provide for several Annuity  Options.  Security  Benefit may make other Annuity Options available upon request. Although Options 1 through 10 may not be described, or are numbered differently,  in some Contracts,  Security
Benefit makes these Options available to all Contractowners,  except that Option
9 is not available under certain forms of the Contract.  Annuity  payments under
Annuity  Options 1 through  4, 9 and 10 are based upon  annuity  rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the  Annuitant,  except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Commencement Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded  annually.  In the case of  Options 5 through 8 as  described  below, annuity  payments are based upon Contract Value without regard to annuity rates.
If no Annuity  Option has been  selected,  annuity  payments will be made to the
Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under
Option 2.

     Annuity Options 1 through 4 and 10 provide for annuity  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the  event  of the  Annuitant's  death,  unless  the  option  provides  for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater
for  shorter  guaranteed  periods  and  less  for  longer  guaranteed   periods.
Similarly,  payments  will be  greater  for life  annuities  than for  joint and survivor annuities,  because payments for life annuities are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual, or annual basis, although no payments will be made for less than $50
($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected  would  result in  payments  of less  than $50 (or $25 if  applicable),
Security Benefit reserves the right to change the frequency.

     You may designate or change an Annuity  Commencement  Date, Annuity Option, or Annuitant,  provided proper written notice is received by Security Benefit at its Home  Office at least 30 days  prior to the  Annuity  Commencement  Date set forth in the Contract.  The date selected as the new Annuity  Commencement  Date must be at least 30 days after the date  written  notice  requesting a change of
Annuity Commencement Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
10, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity  and receive a lump sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 8, full or partial  withdrawals may be made after the
Annuity  Commencement  Date,  subject to any applicable  withdrawal  charge. The
Contract  specifies  annuity  tables for Annuity  Options 1 through 4, 9 and 10, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first annuity  payment,  annuity payments will continue to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years,  as elected by the  Owner,  with the  guarantee  that,  if, at the death of all  Annuitants, payments have been made for less than the selected  fixed period,  the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 --  DEPOSIT  OPTION.  The  amount  due under the  Contract  on the
Annuity  Commencement  Date may be left on deposit with Security  Benefit in its
General Account with interest at the rate of not less than 2% per year. Interest will be paid  annually,  semiannually,  quarterly or monthly as you elect.  This
Option is not available under Contracts used in connection with Qualified Plans.

     OPTION 8 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the  Annuitant's  life  expectancy,  or the joint  life  expectancy  of the
Annuitant and his or her beneficiary,  at the Annuitant's  attained age (and the beneficiary's  attained or adjusted age, if applicable)  each year. The payments are  computed by  reference to  government  actuarial  tables and are made until
Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

     OPTION 9 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period which may be five, ten, fifteen or twenty years, as elected by the
Owner.  If the  Annuitant  dies prior to the end of the  period,  the  remaining payments will be made to the Designated Beneficiary.

     OPTION  10 --  JOINT  AND  CONTINGENT  SURVIVOR  OPTION.  Periodic  annuity payments will be made during the life of the primary  Annuitant.  Upon the death of the primary  Annuitant,  payments  will be made to the  contingent  Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.
It is possible under this Option for only one annuity payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  Security  Benefit has been  advised that the staff of the SEC has not reviewed the  disclosure in this  Prospectus  relating to the Fixed Account.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract," page 17.

     Amounts  allocated to the Fixed Account become part of the General  Account of Security  Benefit,  which  consists of all assets  owned by Security  Benefit other than those in the Separate Account and other separate accounts of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts allocated to the Fixed Account in July. Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions were allocated  or  transferred  to the Fixed  Account.  Security  Benefit  bears the investment  risk for the Contract  Value  allocated to the Fixed Account and for paying  interest  at the  Guaranteed  Rate on  amounts  allocated  to the  Fixed
Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion  of the Fixed  Account  options  below.  For more  information  about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals
From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit," page 23.

CONTRACT  CHARGES -- Premium taxes,  withdrawal  charges and the  administration charge will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and  expense  risks will not be  assessed  against  the Fixed  Account,  and any amounts that Security Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly  the investment  advisory fees and operating  expenses of
SBL  Fund to the  extent  Contract  Value is  allocated  to the  Fixed  Account;
however,  you also will not  participate  in the  investment  experience  of the
Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are limited in a Contract Year to not more than the greatest of:

1.   $5,000,

2.   one-third of the Contract Value  allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3.   120% of the amount  transferred  from the Fixed Account during the previous
     Contract Year.

Security Benefit reserves the right for a period of time to allow transfers from the Fixed  Account in amounts  that exceed the limits set forth  above  ("Waiver
Period").  In any Contract Year following such a Waiver Period, the total dollar amount that may be  transferred  from the Fixed  Account is the greatest of: (1)
above;  (2)  above;  or (3)  120%  of the  lesser  of:  (i)  the  dollar  amount transferred  from the Fixed Account in the previous  Contract  Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the  lesser  of (i) $500 or (ii) the  amount of  Contract  Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset
Reallocation  Option is not  currently  subject  to any  minimums.  The  minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the  number  of  transfers  permitted  each  Contract  Year to 14 transfers and to limit the amount that may be subject to transfer.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  21 and
"Systematic   Withdrawals,"  page  22.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans," page 32.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change  shown in Security  Benefit's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights that the  Contract  grants or  Security  Benefit  allows,  subject to any limitations  under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 34.

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner  or  Joint  Owner  (or  if  applicable,  the  Annuitant)  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or
if none of the above are alive, the Annuitant's  estate. The Primary Beneficiary is the individual  named as such in the application or any later change shown in
Security Benefit's records.  Careful consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Contractowner  may change the Primary  Beneficiary at any time while the Contract is in force by written  request on forms provided by Security
Benefit and received by Security Benefit at its Home Office. The change will not be binding on Security  Benefit  until it is received  and  recorded at its Home
Office.  The change will be effective as of the date the form is signed  subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit.
However,  the  current  dividend  scale is zero and  Security  Benefit  does not anticipate  that  dividends  will be paid.  Certain  states  will not permit the
Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum  loan that may be taken is  $1,000  ($500  for  Contracts  issued in New
Jersey).  The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater.  The Internal Revenue Code requires aggregation of all loans made to an individual  employee  under a single  employer  plan.  However,  since  Security
Benefit has no information concerning outstanding loans with other providers, we will only use information  available under annuity  contracts  issued by us, and you will be responsible for determining your loan limits  considering loans from other  providers.  Reference  should  be made to the  terms  of your  particular
Qualified Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999).  Because the Contract  Value maintained  in the Loan  Account  (which  will earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
upon  the   Contractowner's   attaining   age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another  company,  you need to either pay off your loan prior to the exchange or incur tax  consequences  in that you will be deemed to have  received  a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 41.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary  reduction  agreement  begin  only  after you (i) reach age 59 1/2,  (ii)
separate from service, (iii) die, (iv) become disabled, or (v) incur a hardship.
Furthermore,  we may not  distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions.  Hardship,  for this purpose,  is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses,  or paying amounts  needed to avoid  eviction or foreclosure  that may
ONLY be met by the  distribution.  You  should be aware  that  Internal  Revenue
Service  regulations do not allow you to make any  contributions  to your 403(b)
annuity contract for a period of six months after a hardship distribution.

     If you own a Contract purchased as a Section 403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied.  In the case of transfers of amounts  accumulated in a different  Section 403(b)  contract to this Contract under a Section 403(b)
program,  the  withdrawal  constraints  described  above  would not apply to the amount  transferred to the Contract  designated as attributable to your December
31,  1988  account  balance  under  the  old  contract,   provided  the  amounts
transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue Code. You may be able to transfer your  Contract's  Withdrawal
Value to certain  other  investment  alternatives  meeting the  requirements  of
Section  403(b)  that  are  available  under  your  employer's   Section  403(b)
arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," page 34.

RESTRICTIONS UNDER THE TEXAS OPTIONAL  RETIREMENT -- If you are a Participant in
the Texas Optional Retirement Program,  your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by
individuals  and  groups  as  a  non-tax  qualified   retirement  plan  and  for
individuals  and groups which are  Qualified  Plans under the  provisions of the
Internal  Revenue Code ("Code").  The ultimate effect of federal income taxes on the amounts  held under a Contract,  on annuity  payments,  and on the  economic benefits to the Owner,  the Annuitant,  and the  Beneficiary or other payee will depend  upon the type of  retirement  plan,  if any,  for which the  Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors. The discussion contained herein and in the Statement of
Additional  Information  is  general  in  nature  and is not  intended  to be an exhaustive  discussion  of all questions  that might arise in connection  with a
Contract.  It is based upon  Security  Benefit's  understanding  of the  present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should  consult  with a qualified  tax adviser  regarding  the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contracts or attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  Security  Benefit will review the question of a charge to the Separate  Account,  the Subaccounts or the Contracts for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS.  Each  Series of SBL Fund will be  required  to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Contractowner  from being considered the owner of a pro rata share of the assets of the Separate Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Subaccounts will be able to operate as  currently  described  in the  Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons,"  page  36  and  "Diversification   Standards,"  page  34.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

     SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY  COMMENCEMENT  DATE.  Code
Section 72 provides  that amounts  received  upon a total or partial  withdrawal
(including  systematic  withdrawals)  from  a  Contract  prior  to  the  Annuity
Commencement  Date  generally will be treated as gross income to the extent that the cash value of the Contract  immediately  before the  withdrawal  (determined without  regard to any  surrender  charge  in the case of a partial  withdrawal)
exceeds the  "investment in the  contract." The  "investment in the contract" is that  portion,  if any,  of  purchase  payments  paid under a Contract  less any distributions  received previously under the Contract that are excluded from the recipient's  gross income.  The taxable  portion is taxed at ordinary income tax rates.  For  purposes  of this rule,  a pledge or  assignment  of a contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE. Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity  Commencement  Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death;
and (b) if any owner  dies  before the  Annuity  Commencement  Date,  the entire interest in the Contract must generally be  distributed  within five years after the  date  of  death,  or,  if  payable  to a  designated  beneficiary,  must be annuitized  over the life of that  designated  beneficiary  or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased  owner,  the Contract  (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the  Annuity  Commencement  Date  will  trigger  tax on the gain on the
Contract,  with the donee getting a stepped-up  basis for the amount included in the donor's  income.  The 10%  penalty tax and gift tax also may be  applicable.
This  provision  does not apply to  transfers  between  spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's  Annuity  Commencement  Date, such as a partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the Annuity  Commencement
Date)  under  annuity  contracts  issued by the same  company  to the same owner during any calendar year. In this case,  annuity payments could be fully taxable
(and  possibly  subject to the 10%  penalty  tax) to the extent of the  combined income  in all such  contracts  and  regardless  of  whether  any  amount  would otherwise have been excluded from income because of the "exclusion  ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  payee or other beneficiary who is not also the Owner,  the selection of certain Annuity  Commencement  Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not  discussed  herein.  An  Owner  contemplating  any  such  transfer, assignment,  selection or exchange  should  contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(b),  408, 408(A) or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no designated beneficiary, or if distributions are not timely commenced, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section  401  may  be  eligible  for  favorable  tax  treatment.   A  "lump-sum"
distribution  means the  distribution  within one taxable year of the balance to the  credit  of the  employee  which  becomes  payable:  (i) on  account  of the employee's  death,  (ii) after the employee attains age 59 1/2, (iii) on account of the  employee's  termination  of  employment  (in the  case of a  common  law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be  eligible  for a tax-free  rollover  to  another  eligible  retirement  plan, including an individual  retirement  account or annuity (IRA).  See "Rollovers,"
page 41.

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401," page 37.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section  403(b)  contract must be  nonforfeitable.  Prior to 2002 numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance".  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 41.

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional IRAs" to distinguish them from "Roth IRAs" which became available in 1998. (Roth IRAs are described on page 40.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code;  however,  the required  beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning  date.  See  "Section  401,"  page  37.  Distributions  from  IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's income is the amount of the distribution which bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers," page 41.

     SIMPLE INDIVIDUAL RETIREMENT ANNUITIES. Certain employers with no more than
100  employees  may  establish a Savings  Incentive  Match Plan for Employees of
Small  Employers  (SIMPLE  plans).  Depending  upon  the  type of  SIMPLE  plan, employers may deposit the plan  contributions into a single trust or into SIMPLE
Individual Retirement Annuities ("SIMPLE IRA") established by each participant.

     Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer.  Contributions  to a SIMPLE IRA may be either salary deferral contributions or employer  contributions.  On a pre-tax basis,  participants may elect to contribute through salary deferrals based on a stated percentage of the employee's  compensation.  Such salary  deferrals are limited to the  applicable dollar amount per year as shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2002                     $7,000
          2003                     $8,000
          2004                     $9,000
   2005 and thereafter             $10,000
-------------------------- ------------------------

The $10,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2005 tax year.  If an  individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
        TAX YEAR                 ADDITIONAL
                               CATCH UP AMOUNT
-------------------------- ------------------------

          2002                      $ 500
          2003                     $1,000
          2004                     $1,500
          2005                     $2,000
   2006 and thereafter             $2,500
-------------------------- ------------------------

The $2,500 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. Elective deferrals are included in employees'
gross income only for Social  Security,  Unemployment  and Medicare tax purposes
(i.e.,  they are not  included in wages for  federal  income tax  purposes).  In addition to elective deferrals by employees,  under a SIMPLE IRA plan, employers must make either: (i) matching  contributions  equal to each employee's elective deferral,  up to a maximum  of 3% of the  employee's  compensation  (subject  to reduction and to certain  limits),  or (ii)  nonelective  contributions of 2% of compensation  for each  eligible  employee  (subject to reduction and to certain limits).  Employer  contributions  to SIMPLE IRAs are excluded  from  employees'
gross income and are  deductible  by the  employer.  SIMPLE IRAs  generally  are subject to the same  distribution  and rollover  rules that apply to Traditional
IRAs.  However,  a rollover from a SIMPLE IRA can only be made to another SIMPLE
IRA until the employee has  participated in the SIMPLE IRA plan for at least two years. After two years, a rollover may be made to any eligible retirement plan.

     In general,  SIMPLE IRAs are subject to minimum  distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however,  the required beginning date for SIMPLE IRAs is generally the date that the contractowner  reaches age 70 1/2. The Contractowner's  retirement date will not affect his or her required beginning date. Amounts  contributed to
SIMPLE IRAs generally are excludable from the taxable income of the participant.
As a result,  all distributions from such annuities are normally taxable in full as ordinary income to the participant.

     The IRS has not reviewed the  Contract for  qualification  as a SIMPLE IRA, and has not  addressed  in a ruling of general  applicability  whether the death benefit provision such as the provision in the Contract comports with SIMPLE IRA qualification requirements.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal  income tax on either the original  contributions  or any  earnings.  Sale of the  Contract  for use with Roth IRAs may be  subject to special  requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to  minimum  required  distribution  rules  during  the  Contractowner's lifetime.  Generally,  however,  the  amount  remaining  in a Roth IRA after the
Contractowner's  death  must  begin to be  distributed  by the end of the  first calendar year after death,  and made over a beneficiary's  life  expectancy.  If there is no beneficiary,  or if  distributions  are delayed,  the amount must be distributed  by the end of the  fifth  full  calendar  year  after  death of the
Contractowner.

     The IRS has not reviewed the Contract for  qualification  as a Roth IRA and has not addressed in a ruling of general  applicability  whether a death benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose methods of investment,  in the case of a tax-exempt  employer sponsor, all amounts  deferred  under the plan and any income  thereon  remain solely the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code.  See "Section  401," page 37. Since under a Section 457 plan,  contributions  are generally  excludable  from the taxable  income of the employee,  the full amount  received will usually be taxable as ordinary  income when annuity payments commence or other  distributions  are made.  Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers.  Beginning in 2002, distributions from a governmental 457 plan may be rolled  over  to  another  eligible  retirement  plan  including  an  individual retirement account or annuity (IRA).

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any  portion of the amount  received to an eligible  retirement  plan,  then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a specified  period  of at least  ten  years.  In  addition,  a  required  minimum distribution  and  certain  corrective  distributions,  will not  qualify  as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under  Code  Section  401,  a Section  403(b)  plan,  a  traditional  individual retirement  account or annuity under Code Section 408, or governmental  deferred compensation plan under Code Section 457.

     A Section 401 plan, a Section 403(b) plan or a  governmental  457 plan must generally provide a participant receiving an eligible rollover distribution, the option  to have  the  distribution  transferred  directly  to  another  eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancy)  of the employee and a  designated  beneficiary  and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan  (other than IRAs and tax-exempt  Section 457 plans) are generally subject to mandatory 20% income tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is
transferred   directly  to  another   eligible   Qualified   Plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- You  indirectly  (through  the  Separate  Account)
purchase shares of the Series of SBL Fund when you allocate purchase payments to the Subaccounts. The Company owns shares of the Fund in the Separate Account for your  benefit.  Under current law, the Company will vote shares of the Fund held in the Subaccounts in accordance with voting  instructions  received from Owners having  the  right to give  such  instructions.  You will have the right to give voting  instructions  to the extent that you have Account Value allocated to the particular  Subaccount.  The  Company  will vote all shares it owns  through the
Subaccount  in the same  proportion  as the shares for which it receives  voting instructions  from  Owners.  The Company  votes  shares in  accordance  with its current  understanding  of the federal  securities  laws.  If the Company  later determines that it may vote shares of the Fund in its own right, it may elect to do so.

     Unless  otherwise  required by  applicable  law,  the number of shares of a particular Series as to which you may give voting instructions to the Company is determined by dividing your Account Value in the  corresponding  Subaccount on a particular  date by the net asset  value per share of that Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the date  established by the
Fund for determining  shareholders  eligible to vote at the meeting of the Fund.
If  required  by the SEC,  the  Company  reserves  the right to  determine  in a different  fashion  the voting  rights  attributable  to the shares of the Fund.
Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts  of the  Separate  Account  that would invest in a new Series of SBL
Fund or in shares of another  investment  company,  a series  thereof,  or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more  Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state  statute or  regulation.  In  addition,  upon 30 days notice to the holder of a Group Contract,  Security  Benefit may make other changes to a Group
Contract that will apply only to individuals who become  participants  after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases made  automatically  from your bank  account or pursuant  to a salary  reduction arrangement,  transfers  under the Dollar Cost Averaging and Asset  Reallocation
Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor
SBL Fund,  will be liable for any loss,  damages,  cost,  or expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred sales charge and may  simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts  were not available for purchase until June 8, 1984, the underlying investment vehicle of the Separate Account, SBL Fund, has been in existence  since May 26, 1977.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of SBL Fund.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000,
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate Account at December 31, 2001, and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

LIMITS ON PURCHASE PAYMENTS
   PAID UNDER TAX QUALIFIED

SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of Companies(SM)
One Security Benefit Place, Topeka, Kansas 66636-0001

                                   VARIFLEX(R)

                           VARIABLE ANNUITY CONTRACTS

STATEMENT OF ADDITIONAL INFORMATION MAY 1, 2002 RELATING TO THE PROSPECTUS DATED
MAY 1, 2002, AS IT MAY BE  SUPPLEMENTED  FROM TIME TO TIME (785)  438-3112 (800)
888-2461

--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001

                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2002

This Statement of Additional  Information expands upon subjects discussed in the current  Prospectus for the Variflex Variable Annuity Contracts (the "Contract")
offered by Security Benefit Life Insurance Company ("Security Benefit"). You may
obtain a copy of the Prospectus dated May 1, 2002, by calling (785) 438-3112, or writing to Security Benefit Life Insurance Company,  One Security Benefit Place,
Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                TABLE OF CONTENTS

Limits on Purchase Payments Paid

--------------------------------------------------------------------------------
THE CONTRACT

The  following  provides  additional   information  about  the  Contracts  which
supplements  the  description  in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF  ACCUMULATION  UNITS -- The  objective of a Variable  Annuity is to provide level payments  during periods when the market is relatively  stable and to reflect as increased  payments only the excess  investment  results following from inflation or an increase in productivity.

The Accumulation  Unit value for a Subaccount on any day is equal to (a) divided by (b),  where (a) is the net asset value of the  underlying  Fund shares of the
Subaccount  less the  mortality  and expense risk charge and any  deduction  for provision for federal income taxes and (b) is the number of  Accumulation  Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be  determined  by  subtracting  (b)  from  (a),  where  (a)  is  determined  by multiplying  the total number of Accumulation  Units of each  Subaccount  within
Variflex  credited to the Contract by the applicable  Accumulation Unit value of each such Subaccount,  and (b) is any pro rata administration charge. During the
Accumulation  Period,  all cash dividends and other cash  distributions  made to each  Subaccount  will be reinvested in additional  shares of the  corresponding
Series of SBL Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS--

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT.  For Annuities under options 1 through 4, 9 and 10, the Contracts  specify tables  indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied.  The total first monthly  annuity  payment is determined by multiplying the value of your Contract  (expressed in thousands of dollars) by the amount of the first monthly  payment per $1,000 of value,  in  accordance  with the tables specified  in your  Contract.  The value of your  Contract  for the  purpose  of establishing the first periodic payment under options 1, 2, 3, 4 or similar life contingent  payment  options  mutually  agreed  upon is equal to the  number  of
Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity  Commencement  Date (or for  Contracts  issued prior to
January  4,  1999,  as of the  end of  the  second  day  preceding  the  Annuity
Commencement   Date).   For  Annuities   under  these  options,   any  pro  rata
administration  charge is assessed prior to the first annuity payment under such option.  For Annuities  under options 5 through 8 or other mutually  agreed upon non-life  contingent  payment option, the value of your Contract for the purpose of the first and subsequent  periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT  ANNUITY  PAYMENTS.  For Variable  Annuities
under  options 1 through 4, 9 and 10, the  amount of the first  monthly  annuity payment  determined as described above is divided by the applicable  value of an
Annuity  Unit (see  below) as of the close of the Annuity  Commencement  Date to determine the number of Annuity Units  represented  by the first  payment.  This number of Annuity Units remains fixed during the Annuity Period,  unless Annuity
Units are  transferred  among  Subaccounts.  The  dollar  amount of the  annuity payment is  determined by  multiplying  the fixed number of Annuity Units by the
Annuity Unit value for the day the payment is due.

ANNUITY  UNIT.  The value of an Annuity Unit  originally  was set at $1.00.  The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment
Factor for the day for which the value is being  calculated and (b) .9999057540, the  interest  neutralization  factor (the factor  required  to  neutralize  the assumed  interest rate of 3 1/2% built into the annuity  rates  specified in the
Contract).  The  Net  Investment  Factor  of any  Subaccount  is  determined  by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the underlying  Series of SBL
Fund  at  the  end of  the  day  plus  the  value  of  any  dividends  or  other distributions  attributable  to such share during a day and minus any applicable income tax liabilities as determined by Security  Benefit,  and (b) is the value of a share of the underlying Series of SBL Fund at the end of the previous day.

ILLUSTRATION  -- The Annuity Unit and the Annuity  payment may be illustrated by
the  following  hypothetical  example:   Assume  an  Annuitant  at  the  Annuity
Commencement Date has credited to his or her Contract 4,000  Accumulation  Units and that the value of an  Accumulation  Unit was $5.13,  producing a total value for the Contract of $20,520.  Any premium taxes due would reduce the total value of the  Contract  that could be applied  towards the Annuity;  however,  in this illustration  it is assumed no premium  taxes are  applicable.  Assume  also the
Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly  payment is $6.40 per $1,000 of value  applied;  the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was
$1.0589108749. When this is divided into the first monthly payment the number of
Annuity Units  represented by that payment is  124.0236578101.  The value of the same number of Annuity Units will be paid in each subsequent month.

Assume  further the value of a Subaccount  share was $5.15 at the end of the day preceding the date of the second annuity  payment,  that it was $5.17 at the end of the due date of the second Annuity  payment and that there was no cash income during  such  second  day.  The Net  Investment  Factor for that  second day was
1.0038504201  ($5.17  divided by $5.15  minus  .00003307502).  Multiplying  this factor by 0.9999057540  to neutralize the assumed  interest rate (the 3 1/2% per annum built into the number of Annuity  Units as  determined  above)  produces a result of  1.0037558112.  The  Annuity  Unit value for the  valuation  period is therefore  1.0639727137  which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current  monthly  payment is then  determined by  multiplying  the number of
Annuity  Units  by the  current  Annuity  Unit  value  or  124.0236578101  times
$1.0639727137 which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent  deferred sales charges or other charges or deductions may be reduced or waived for sales of Variflex Contracts where the expenses  associated  with the sale of the  Contract or the  administrative  and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase  payment,  the amounts of projected  purchase payments,  or that the Contract is sold in connection  with a group or sponsored arrangement.  Security  Benefit  will only  reduce or waive such  charges  where expenses  associated with the sale of the Contract or the costs  associated with administering and maintaining the Contract are reduced.

Directors,  officers and bona fide full-time  employees of Security Benefit Life
Insurance Company,  or its subsidiaries or SBL Fund; the spouses,  grandparents, parents,  children,  grandchildren and siblings of such directors,  officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan  established  by any of the foregoing  corporations  for persons  described above; and salespersons  (and their spouses and minor children) who are licensed with  Security  Benefit to sell  variable  annuities  are  permitted to purchase contracts with substantial reduction of the contingent deferred sales charges or other  administrative  charges or  deductions.  Contracts so  purchased  are for investment  purposes only and may not be resold except to Security  Benefit.  No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT -- Security  Benefit reserves the right to terminate any
Group Unallocated Contract under the following  circumstances:  (1) the Contract
Value is less than $10,000 after the end of the first  Contract Year, or $20,000 after the end of the third  Contract  Year;  (2) the Qualified  Plan pursuant to
which  the  Contract  is  issued  is  terminated   for  any  reason  or  becomes
disqualified  under Section 401 or 403 of the Internal  Revenue Code; or (3) for
any reason after the eighth  Contract  Year.  For  Contracts  issued on or after
January 4,  1999,  Security  Benefit  also  reserves  the right to  terminate  a
Contract  if  Account  Value is less  then  $2,000  at any time  after the first
Contract Year and prior to the Annuity  Commencement  Date. For Contracts issued prior to January 4, 1999,  Security  Benefit  may  terminate  a Contract  if the following  conditions  exist  during the  Accumulation  Period:  (1) no purchase payments  have been  received by Security  Benefit for the Contract for two full years; (2) the combined value of the Contract in the Separate and Fixed Accounts is less than $2,000; and (3) the value of the Contract which is allocated to the
Fixed Account,  projected to the maturity date,  would produce  installments  of less than $20 per month using contractual guarantees.  Termination of a Contract may have  adverse tax  consequences.  (See the  Prospectus  at "Full and Partial
Withdrawals," page 19,  "Distribution  Requirements,"  page 22, and "Federal Tax
Matters," page 32.)

GROUP  CONTRACTS  -- In the case of Group  Allocated  Contract,  a master  group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner.  The master group contract covers all Participants.  Where funds are  allocated  to a  Participant  Account,  each  participant  receives a certificate  which  summarizes  the  provisions of the master group contract and evidences  participation  in the Plan established by the  organization.  A Group
Unallocated  Contract is a contract between the  Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may
appear in  advertisements,  sales  literature  or reports to  Contractowners  or prospective  purchasers.  Performance  information  in  advertisements  or sales literature  may be  expressed as yield and  effective  yield of the Money Market
Subaccount,  and yield,  average  annual  total  return and total  return of all
Subaccounts  except the Money  Market  Subaccount.  Current  yield for the Money
Market  Subaccount  will be based on the  change in the value of a  hypothetical investment  (exclusive  of  capital  changes  and income  other than  investment
income)  over  a  particular   seven-day  period,  less  a  hypothetical  charge
reflecting  deductions from Contractowner  accounts during the period (the "base period"),  and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then annualized by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest  hundredth  of 1%.  "Effective  yield" for the Money  Market  Subaccount
assumes  that  all  dividends   received  during  an  annual  period  have  been
reinvested.  Calculation of "effective  yield" begins with the same "base period return" used in the  calculation of yield,  which is then  annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = ((Base Period Return + 1)^365/7) - 1

For the seven-day  period ended December 31, 2001, the yield of the Money Market
Subaccount was 0.15% and the effective yield of the Money Market  Subaccount was
0.15%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                            YIELD = 2[(a-b + 1)^6 - 1]
                                       ---
                                       cd

where    a =   net investment income earned  during  the period by the Series of the Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the  average  daily  number  of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per  Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2001,  the yield for the  Diversified
Income Subaccount was 5.45%.

Quotations  of average  annual total return for any  Subaccount  of the Separate
Account  will be  expressed in terms of the average  annual  compounded  rate of return of a hypothetical  investment in the Subaccount over certain periods that will  include  periods of 1, 5 and 10 years (up to the life of the  Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Such total return figures reflect the deduction of the applicable contingent deferred sales charge  and other  recurring  Variflex  fees and  charges  on an  annual  basis, including  charges for mortality and expense risk and the annual  administration charge, although other quotations may be simultaneously given that do not assume a surrender  and do not take into account  deduction  of a  contingent  deferred sales charge or the annual administration charge.

For the 1-, 5- and 10-year  periods ended  December 31, 2001, the average annual total return for the Subaccounts was the following:

------------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                                 1 YEAR     5 YEARS    10 YEARS
------------------------------------------------------------------
Equity Subaccount               (22.23)%      1.95%       7.63%
------------------------------------------------------------------
Large Cap Value Subaccount      (16.97)%     (0.51)%      4.22%
------------------------------------------------------------------
Global Subaccount               (23.00)%      8.09%       8.29%
------------------------------------------------------------------
Diversified Income Subaccount    (5.11)%      1.06%       1.84%
------------------------------------------------------------------
Large Cap Growth Subaccount     (25.98)%    (28.19)%(8)   ---
------------------------------------------------------------------
Enhanced Index Subaccount       (23.69)%    (10.83)%(7)   ---
------------------------------------------------------------------
International Subaccount        (34.08)%    (14.67)%(7)   ---
------------------------------------------------------------------
Mid Cap Growth Subaccount       (25.42)%     14.00%      13.94%(1)
------------------------------------------------------------------
Global Strategic
Income Subaccount                (6.13)%     (0.26)%      2.59%(2)
------------------------------------------------------------------
Capital Growth Subaccount       (25.27)%(8) (27.36)%(8)   ---
------------------------------------------------------------------
Global Total Return Subaccount  (23.70)%     (3.57)%     (0.04)%(2)
------------------------------------------------------------------
Managed Asset
Allocation Subaccount           (16.52)%      3.32%       5.05%(2)
------------------------------------------------------------------
Equity Income Subaccount        (10.67)%      6.27%      10.09%(2)
------------------------------------------------------------------
High Yield Subaccount            (7.77)%     (4.74)%(6)   ---
------------------------------------------------------------------
Small Cap Value Subaccount       (9.75)%(8)   9.89%(8)      ---
------------------------------------------------------------------
Social Awareness Subaccount     (23.78)%      3.26%       7.21%
------------------------------------------------------------------
Technology Subaccount           (33.76)%(8) (43.56)%(8)   ---
------------------------------------------------------------------
Mid Cap Value Subaccount         (1.22)%     15.69%(6)    ---
------------------------------------------------------------------
Main Street Growth and
Income(R)Subaccount             (20.95)%(8) (19.24)%(8)   ---
------------------------------------------------------------------
Small Cap Growth Subaccount     (37.17)%      2.12%(6)    ---
------------------------------------------------------------------
Select 25 Subaccount            (20.89)%     (8.53)%(7)   ---
------------------------------------------------------------------
1.  From October 1, 1992 (Subaccount date of inception) to December 31, 2001.
2.  From June 1, 1995 (Subaccount date of inception) to December 31, 2001.
3.  From August 5, 1996  (underlying  Series date of  inception)  to December 31,
    2001.
4.  From May 1, 1997 (underlying Series date of inception) to December 31, 2001.
5.  From October 15, 1997  (underlying  Series date of inception) to December 31,
    2001.
6.  From January 4, 1999 (Subaccount date of inception) to December 31, 2001.
7.  From May 3, 1999 (Subaccount date of inception) to December 31, 2001.
8.  From May 1, 2000 (Subaccount date of inception) to December 31, 2001.

-----------------------------------------------------------------

-----------------------------------------------------------------

AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                                 1 YEAR      5 YEARS    10 YEARS
-----------------------------------------------------------------
Equity Subaccount               (12.47)%      4.90%       9.57%
-----------------------------------------------------------------
Large Cap Value Subaccount       (6.75)%      2.80%       6.51%
-----------------------------------------------------------------
Global Subaccount               (13.30)%     10.94%      10.49%
-----------------------------------------------------------------
Diversified Income Subaccount     5.88%       4.61%       4.58%
-----------------------------------------------------------------
Large Cap Growth Subaccount     (16.54)%(8) (21.97)%(8)     ---
-----------------------------------------------------------------
Enhanced Index Subaccount       (14.06)%     (5.92)%(7)     ---
-----------------------------------------------------------------
International Subaccount        (25.35)%     (9.93)%(7)     ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount       (15.93)%     16.46%      15.73%(1)
-----------------------------------------------------------------
Global Strategic
Income Subaccount                 4.87%       3.42%       5.47%(2)
-----------------------------------------------------------------
Capital Growth Subaccount       (15.77)%(8) (21.13)%(8)   ---
-----------------------------------------------------------------
Global Total Return Subaccount  (14.06)%     (0.05)%      2.78%(2)
-----------------------------------------------------------------
Managed Asset
Allocation Subaccount            (6.26)%      6.39%       7.58%(2)
-----------------------------------------------------------------
Equity Income Subaccount          0.09%       9.22%      12.27%(2)
-----------------------------------------------------------------
High Yield Subaccount             3.23%       3.30%       4.18%(3)
-----------------------------------------------------------------
Small Cap Value Subaccount       20.75%      16.27%(8)    ---
-----------------------------------------------------------------
Social Awareness Subaccount     (14.15)%      6.12%       9.20%
-----------------------------------------------------------------
Technology Subaccount           (25.00)%(8) (37.54)%(8)   ---
-----------------------------------------------------------------
Mid Cap Value Subaccount          9.78%      22.28%(4)    ---
-----------------------------------------------------------------
Main Street Growth and
Income(R)Subaccount             (11.07)%(8) (12.85)%(8)   ---
-----------------------------------------------------------------
Small Cap Growth Subaccount     (28.70)%      5.48%(5)    ---
-----------------------------------------------------------------
Select 25 Subaccount            (11.01)%     (3.68)%(7)   ---
-----------------------------------------------------------------
1.  From October 1, 1992 (Subaccount date of inception) to December 31, 2001.
2.  From June 1, 1995 (Subaccount date of inception) to December 31, 2001.
3.  From August 5, 1996  (underlying  Series date of  inception)  to December 31,
    2001.
4.  From May 1, 1997 (underlying Series date of inception) to December 31, 2001.
5.  From October 15, 1997  (underlying  Series date of inception) to December 31,
    2001.
6.  From January 4, 1999 (Subaccount date of inception) to December 31, 2001.
7.  From May 3, 1999 (Subaccount date of inception) to December 31, 2001.
8.  From May 1, 2000 (Subaccount date of inception) to December 31, 2001.

-----------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the administration charge and the applicable contingent deferred sales charge.

Although Variflex  Contracts were not available for purchase until June 8, 1984, the  underlying  investment  vehicle  of  Variflex,  the SBL  Fund,  has been in existence  since May 26,  1977.  Performance  information  for Variflex may also include  quotations of average annual total return and total return for periods, beginning  prior to the  availability  of the  Contract,  that  incorporate  the performance  of the SBL Fund.  Any quotation of  performance  that pre-dates the date of inception of the Variflex  Separate Account (or a Subaccount  thereof as applicable)  will be accompanied  by average annual total return  reflecting the deduction of the applicable  contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Subaccount  during the particular time period on which the calculations are based.  Performance  information should be considered in light of the investment objectives and policies,  characteristics and quality of the  portfolio  of the  series  of the Fund in which  the  Subaccount  of the
Separate  Account  invests,  and the  market  conditions  during  the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant  indexes or surveys  (e.g.,  S&P  Industry  Surveys) in order to evaluate the Subaccount's  historic performance or current or potential value with respect to the particular  industry or sector;  (g) a hypothetical or model  portfolio or (h) other  subaccounts or variable  annuities.  The Separate
Account may also discuss and compare in advertising the relative  performance of
various  types  of  investment  instruments  including,   but  not  limited  to,
certificates of deposit,  ordinary  interest  savings  accounts,  other forms of fixed or variable time deposits,  qualified retirement plans,  stocks,  Treasury securities,  and bonds,  over various time periods and covering  various holding periods.  Such comparisons may compare these investment categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various  measures of volatility  and benchmark  correlation in advertising and other  materials and may compare these  measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security  FundsSM,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a) $40,000,  or (b) 100% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  (401(k)) arrangement under a profit  sharing plan are subject to  additional  annual  limits under  Section
402(g).  Contributions  to  a  defined  benefit  pension  plan  are  actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's  defined benefit plan is limited under Section 415(b) of the Internal
Revenue Code.  Rollover  contributions are not subject to the annual limitations described above.

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a  403(b)  annuity  and any  401(k)  arrangement  equal to the applicable dollar amount shown in the table below:

-------------------------- -------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- -------------------------
          2002                     $11,000
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- -------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch-up  contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
         TAX YEAR                   ADDITIONAL
                                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2002                       $1,000
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRA's under Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

---------------------------- ----------------
         TAX YEAR                AMOUNT
---------------------------- ----------------
         2002-2004               $3,000
         2005-2007               $4,000
    2008 and thereafter          $5,000
---------------------------- ----------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the 2006 tax year or any tax year thereafter.

Spousal  IRAs  allow an Owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  are  an  "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

---------------------------- -------------------------
         TAX YEAR                DEFERRED AMOUNT
---------------------------- -------------------------
           2002                      $11,000
           2003                      $12,000
           2004                      $13,000
           2005                      $14,000
    2006 and thereafter              $15,000
---------------------------- -------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years beginning after the 2006 tax year.

If the employee  participates  in more than one Section 457 plan, the applicable dollar limit applies to contributions  to all such programs.  Beginning in 2002, the  applicable  dollar  limit is no longer  reduced by the amount of any salary reduction  contribution  the  employee  makes to a 403(b)  annuity,  an IRA or a retirement  plan  qualified  under  Section  401.  The  Section 457 limit may be increased  during the last three years ending before the employee reaches his or her normal  retirement  age.  In each of these last  three  years,  the plan may permit a "catch-up" amount in addition to the regular amount to be deferred. The maximum combined amount,  which may be deferred in each of these three years, is increased  up to $15,000,  reduced by any amount  excluded  from the  employee's income for the taxable year as a contribution  to another plan. If an individual is age 50 or over,  catch-up  contributions can be made to a 457 plan during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
         TAX YEAR                   ADDITIONAL
                                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2002                       $1,000
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

ASSIGNMENT

Variflex  Contracts may be assigned by the  Contractowner  except when issued to plans or trusts  qualified  under  Section  401,  403,  408,  408A or 457 of the
Internal Revenue Code.

DISTRIBUTION OF THE CONTRACTS

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell variable annuities for SBL, and by certain financial  institutions.  SDI acts as principal underwriter on behalf of Security Benefit for the distribution of the Contract.  SDI is not compensated  under its Distribution  Agreement with
Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6% of purchase payments.

The Variflex  offering is continuous.  During the years ended December 31, 2001,
2000 and 1999 , Security Benefit received contingent deferred sales charges from
Variflex as follows: $1,632,304, $3,177,633 and $2,824,952, respectively.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS

All assets of  Variflex  are held in the  custody  and  safekeeping  of Security
Benefit.  Additional protection for such assets is offered by Security Benefit's blanket fidelity bond presently  covering all officers and employees for a total of $10,000,000 per loss.

STATE REGULATION

As a life insurance company organized under the laws of Kansas, Security Benefit
(including  Variflex) is subject to regulation by the  Commissioner of Insurance of  the  State  of  Kansas.  An  annual  statement  is  filed  with  the  Kansas
Commissioner of Insurance on or before March 1 each year covering the operations of Security  Benefit for the prior year and its financial  condition on December
31 of that year.  Security  Benefit is subject to a complete  examination of its operations, including an examination of the liabilities and reserves of Security
Benefit and  Variflex,  by the Kansas  Commissioner  of Insurance  whenever such examination  is  deemed  necessary  by the  Commissioner.  Such  regulation  and examination  does  not,  however,  involve  any  supervision  of the  investment policies applicable to Variflex.

In addition,  Security  Benefit is subject to insurance laws and  regulations of the  other  jurisdictions  in which it is or may  become  licensed  to  operate.
Generally,  the insurance  department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial  statements of Variflex at December 31, 2001, and for each of the two years in the period ended December
31, 2001, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of the
Separate  Account at  December  31,  2001,  and for each of the two years in the period ended December 31, 2001 are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                    Variflex(R)

                              Financial Statements

                     Years Ended December 31, 2001 and 2000

                                    CONTENTS

                                                                           PAGE

Report of Independent Auditors...........................................    12

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variflex and

The Board of Directors of Security Benefit Life Insurance Company

We have  audited  the  accompanying  statements  of assets  and  liabilities  of
Variflex  comprising  the  Equity,  Large  Cap  Value,  Money  Market,   Global,
Diversified Income,  Large Cap Growth,  Enhanced Index,  International,  Mid Cap
Growth, Global Strategic Income,  Capital Growth,  Global Total Return,  Managed
Asset Allocation,  Equity Income, High Yield, Small Cap Value, Social Awareness,
Technology,  Mid Cap Value, Main Street Growth and Income, Small Cap Growth, and
Select 25  Subaccounts  as of December 31, 2001,  and the related  statements of operations for the year then ended and changes in net assets for each of the two years in the  periods  then  ended,  except  for  those  individual  subaccounts operating for portions of such periods as disclosed in the financial statements.
These  financial  statements  are the  responsibility  of Security  Benefit Life
Insurance Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2001, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of each  of the  subaccounts constituting  Variflex at December 31, 2001, and the results of their operations and changes in their net assets for the periods  described  above in  conformity with accounting principles generally accepted in the United States.

                                                             Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

                                    Variflex

                      Statements of Assets and Liabilities

                                December 31, 2001

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                  LARGE        MONEY                DIVERSIFIED    LARGE
                    EQUITY      CAP VALUE      MARKET      GLOBAL      INCOME    CAP GROWTH
                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                  -------------------------------------------------------------------------
Assets:
   Mutual funds,
    at value......  $634,885      $491,243     $75,764     $353,296    $90,362      $6,825
   Receivable
    from SBL......       361           299         ---          297         66         --
                  -------------------------------------------------------------------------
Total assets......   635,246       491,542      75,764      353,593     90,428       6,825

Liabilities:
   Payable to
    SBL...........       ---           (22)        (81)         (11)       (28)        ---
                  -------------------------------------------------------------------------
Net assets........  $635,246      $491,520     $75,683     $353,582    $90,400      $6,825
                  =========================================================================
Net assets:
   Accumulation
    assets........  $633,484      $490,008     $75,468     $353,007    $89,840      $6,816
   Annuity
    assets........     1,762         1,512         215          575        560           9
                  -------------------------------------------------------------------------
Net assets........  $635,246      $491,520     $75,683     $353,582    $90,400      $6,825
                  =========================================================================
Units
 outstanding:
   Variflex
    Qualified..... 9,100,167     7,444,335   2,360,404   11,812,015  2,442,080     810,035
   Variflex
    Nonqualified.. 1,835,449     1,753,185   1,101,767    2,704,547    907,488     222,143
   Variflex ES....     2,241         2,062          12          629        172         ---

Unit value:
   Variflex
    Qualified.....   $ 58.11       $ 53.47      $21.87      $ 24.38     $27.17       $6.61
   Variflex
    Nonqualified..   $ 58.09       $ 53.43      $21.87      $ 24.38     $27.15       $6.61
   Variflex ES....   $ 20.60       $ 17.26      $13.05      $ 22.57     $14.39       $6.64

Mutual funds,
 at cost..........  $793,335      $678,636     $75,052     $387,823    $87,963      $7,930
Mutual fund
 shares...........28,393,778    26,425,100   6,210,147   55,989,953  7,926,532   1,011,085

                                    Variflex

                Statements of Assets and Liabilities (continued)

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                          GLOBAL                   GLOBAL
                   ENHANCED      INTER-      MID CAP    STRATEGIC     CAPITAL       TOTAL
                    INDEX       NATIONAL      GROWTH      INCOME      GROWTH       RETURN
                  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                  -------------------------------------------------------------------------
Assets:
   Mutual funds,
    at value......  $18,935      $6,907       $379,914   $9,533      $10,104       $17,100
   Receivable
    from SBL......      ---         ---            297       10          ---           ---
                  -------------------------------------------------------------------------
Total assets......    18,935       6,907        380,211   9,543       10,104        17,100

Liabilities:
   Payable to
    SBL...........   (3)        ---             (69)      (1)         ---           (1)
                  -------------------------------------------------------------------------
Net assets........  $18,932      $6,907        $380,142   $9,542      $10,104      $17,099
                  =========================================================================

Net assets:
   Accumulation
    assets........  $18,932      $6,907        $379,527   $9,542      $10,104      $17,048
   Annuity
    assets........      ---         ---             615      ---          ---           51
                  -------------------------------------------------------------------------
Net assets........  $18,932      $6,907        $380,142   $9,542      $10,104      $17,099
                  =========================================================================

Units
 outstanding:
   Variflex
    Qualified.....1,925,639     653,966       7,904,848  497,190    1,336,931    1,081,897
   Variflex
    Nonqualified..  302,681     257,938       1,946,959  175,220      163,517      347,165
   Variflex ES....       18         136             235      ---          ---          ---

Unit value:
   Variflex
    Qualified.....   $ 8.50       $7.57         $ 38.63   $14.20       $ 6.73       $11.98
   Variflex
    Nonqualified..   $ 8.50       $7.57         $ 38.62   $14.20       $ 6.73       $11.97
   Variflex ES....   $ 8.54       $7.61         $ 30.12   $14.38       $ 6.75       $12.12

Mutual funds,
 at cost..........  $22,601      $9,314        $394,077   $9,264      $12,254      $21,699
Mutual fund
 shares...........2,196,683     883,301      15,751,003  973,762    1,477,265    1,943,209

                                    Variflex

                Statements of Assets and Liabilities (continued)

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                     MANAGED                                          SMALL
                      ASSET       EQUITY       HIGH      SMALL CAP     SOCIAL
                   ALLOCATION     INCOME      YIELD        VALUE     AWARENESS
                   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                  --------------------------------------------------------------
Assets:
   Mutual funds,
    at value......  $47,232      $116,902     $8,516       $35,560   $125,015
   Receivable
    from SBL......        4            19        ---           ---        251
                  -------------------------------------------------------------
Total assets......   47,236       116,921      8,516        35,560    125,266

Liabilities:
   Payable
    to SBL........      ---           ---         (1)          ---        (58)
                  -------------------------------------------------------------
Net assets........  $47,236      $116,921     $8,515       $35,560   $125,208
                  =============================================================

Net assets:
   Accumulation
    assets........  $47,131      $116,712     $8,515       $35,560   $124,861
   Annuity
    assets........      105           209        ---           ---        347
                  -------------------------------------------------------------
Net assets........  $47,236      $116,921     $8,515       $35,560   $125,208
                  =============================================================

Units
 outstanding:
   Variflex
    Qualified.....2,258,069     4,370,480    509,774     2,165,394  3,953,251
   Variflex
    Nonqualified..  661,016     1,088,784    172,694       601,352  1,003,971
   Variflex ES....    1,348         1,962        104            30      3,473

Unit value:
   Variflex
    Qualified.....   $16.18       $ 21.42     $12.48        $12.86    $ 25.24
   Variflex
    Nonqualified..   $16.18       $ 21.41     $12.48        $12.86    $ 25.24
   Variflex ES....   $16.38       $ 21.68     $12.61        $12.90    $ 20.12

Mutual funds,
 at cost..........  $50,761      $118,085     $9,175       $34,025   $138,992
Mutual fund
 shares...........3,465,332     7,306,391    626,186     2,780,302  5,521,896

                                    Variflex

                Statements of Assets and Liabilities (continued)

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                MAIN
                                               STREET
                                               GROWTH       SMALL
                                 MID CAP        AND          CAP
                   TECHNOLOGY     VALUE        INCOME       GROWTH    SELECT 25
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                  --------------------------------------------------------------
Assets:
   Mutual funds,
    at value......  $10,603       $96,312      $17,815     $50,376     $32,328
   Receivable
    from SBL......      ---            41          ---         ---           8
                  --------------------------------------------------------------
Total assets......   10,603        96,353       17,815      50,376      32,336

Liabilities:
   Payable
    to SBL........      ---           ---          ---         ---         ---
                  --------------------------------------------------------------
Net assets........  $10,603       $96,353      $17,815     $50,376     $32,336
                  ==============================================================

Net assets:
   Accumulation
    assets........  $10,603       $96,353      $17,815     $50,376     $32,336
   Annuity
    assets........      ---           ---          ---         ---         ---
                  --------------------------------------------------------------
Net assets........  $10,603       $96,353      $17,815     $50,376     $32,336
                  ==============================================================

Units
 outstanding:
   Variflex
    Qualified.....1,896,347     3,062,821    1,812,239   3,216,970   2,961,348
   Variflex
    Nonqualified..  430,690       703,426      426,747     806,870     609,728
   Variflex ES....      ---         1,913           13         602       1,304

Unit value:
   Variflex
    Qualified.....   $ 4.56        $25.58       $ 7.95      $12.52      $ 9.05
   Variflex
    Nonqualified..   $ 4.56        $25.58       $ 7.95      $12.52      $ 9.05
   Variflex ES....   $ 4.57        $25.82       $ 7.98      $12.62      $ 9.10

Mutual funds,
 at cost..........  $14,347       $86,880      $19,617     $70,980     $37,701
Mutual fund
 shares...........2,280,274     4,100,140    2,199,380   3,979,112   3,457,467

SEE ACCOMPANYING NOTES.

                                    Variflex

                            Statements of Operations

                          Year Ended December 31, 2001

                                 (IN THOUSANDS)

                                  LARGE      MONEY                  DIVERSIFIED    LARGE
                      EQUITY    CAP VALUE    MARKET      GLOBAL      INCOME      CAP GROWTH
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                   ------------------------------------------------------------------------
Net investment
 (loss) income:
   Dividend income..$   1,438   $  6,841     $4,317   $       ---   $ 5,583       $   ---
   Expenses:
     Mortality and
      expense risk
      fee...........   (8,895)    (6,844)      (917)        (5,076)  (1,117)          (70)
                    -----------------------------------------------------------------------
Net investment
 (loss) income......   (7,457)        (3)     3,400         (5,076)   4,466           (70)

Net realized
 and unrealized
 (loss) gain on
 investments:
   Capital gains
    distributions...   84,932        ---        ---         65,819      ---           ---
   Realized (loss)
    gain on sale
    of fund shares..  (69,614)   (72,782)      (171)       (20,125)    (862)       (1,088)
   Change in
    unrealized
    appreciation/
    depreciation on
    investments
    during the year. (110,314)    31,284     (1,588)      (104,888)   1,188            77
                    -----------------------------------------------------------------------
Net realized
 and unrealized
 (loss) gain on
 investments........  (94,996)   (41,498)    (1,759)       (59,194)     326        (1,011)
                    -----------------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations....$(102,453)  $(41,501)    $1,641      $ (64,270) $ 4,792       $(1,081)
                    =======================================================================

                                                         GLOBAL                  GLOBAL
                      ENHANCED     INTER-     MID CAP    STRATEGIC    CAPITAL     TOTAL
                      INDEX       NATIONAL    GROWTH      INCOME      GROWTH      RETURN
                     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                     -----------------------------------------------------------------------
Net investment
 (loss) income:
   Dividend income.. $    89     $   ---      $   ---     $ 566      $   ---       $   674
   Expenses:
     Mortality and
      expense risk
      fee...........    (242)        (85)        (5,243)   (102)        (127)         (247)
                     -----------------------------------------------------------------------
Net investment
 (loss) income......    (153)        (85)        (5,243)    464         (127)          427

Net realized and
 unrealized (loss)
 gain on
 investments:
   Capital gains
    distributions...     ---         ---         61,813     ---           49           ---
   Realized (loss)
    gain on
    sale of fund
    shares..........  (1,198)       (661)       (16,622)    (56)      (2,148)       (1,760)
   Change in
    unrealized
    appreciation/
     depreciation on
     investments
     during the
     year...........  (1,816)     (1,339)      (118,088)    (97)        (170)       (1,762)
                     -----------------------------------------------------------------------
Net realized
 and unrealized
(loss) gain on
 investments........  (3,014)     (2,000)       (72,897)   (153)      (2,269)       (3,522)
                     -----------------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations.... $(3,167)    $(2,085)     $ (78,140)  $ 311      $(2,396)      $(3,095)
                     =======================================================================

                                    Variflex

                      Statements of Operations (continued)

                                 (IN THOUSANDS)

                      MANAGED
                       ASSET       EQUITY       HIGH         SMALL        SOCIAL
                    ALLOCATION     INCOME       YIELD      CAP VALUE    AWARENESS
                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                    --------------------------------------------------------------
Net investment
 (loss) income:
   Dividend income. $ 1,256      $ 1,826      $ 709       $  ---     $   ---
   Expenses:
     Mortality and
      expense risk
      fee..........    (570)      (1,449)      (100)        (286)      (1,800)
                    ---------------------------------------------------------------
Net investment
 (loss) income.....     686          377        609         (286)      (1,800)

Net realized
 and unrealized
 (loss) gain on
 investments:
   Capital gains
    distributions..   3,528        9,719        ---          700        8,554
   Realized (loss)
    gain on
    sale of fund
    shares.........  (1,511)      (3,645)      (277)         494       (6,110)
   Change in
    unrealized
    appreciation/
     depreciation on
     investments
     during the
     year..........  (5,575)      (6,466)      (278)       1,361      (23,785)
                    ---------------------------------------------------------------
Net realized
 and unrealized
 (loss) gain on
 investments.......  (3,558)        (392)      (555)       2,555      (21,341)
                    ---------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations... $(2,872)     $   (15)     $  54       $2,269     $(23,141)
                    =============================================================

                                                MAIN
                                               STREET
                                               GROWTH       SMALL
                                   MID CAP       AND         CAP
                     TECHNOLOGY     VALUE       INCOME      GROWTH    SELECT 25
                     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                     --------------------------------------------------------------
Net investment
 (loss) income:
   Dividend income.. $   ---     $   229       $    22    $     ---   $    ---
   Expenses:
     Mortality and
      expense risk
      fee...........    (118)     (1,020)         (178)        (625)      (417)
                     --------------------------------------------------------------
Net investment
 (loss) income......    (118)       (791)         (156)        (625)      (417)

Net realized
 and unrealized
 (loss) gain on
 investments:
   Capital gains
    distributions...     ---       3,122           ---          ---        ---
   Realized (loss)
    gain on
     sale of fund
     shares.........  (4,283)      3,293          (599)     (17,430)    (3,957)
   Change in
    unrealized
    appreciation/
     depreciation on
     investments
     during the
     year...........     807       1,007          (822)      (4,375)      (742)
                     --------------------------------------------------------------
Net realized
 and unrealized
 (loss) gain on
 investments........  (3,476)      7,422        (1,421)     (21,805)    (4,699)
                     --------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations.... $(3,594)    $ 6,631       $(1,577)    $(22,430)   $(5,116)
                     ==============================================================

SEE ACCOMPANYING NOTES.

                                    Variflex

                       Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000 (Except as Noted)

                                 (In Thousands)

                                                          LARGE CAP VALUE
                                 EQUITY SUBACCOUNT          SUBACCOUNT
                             2001          2000          2001          2000
                          ------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
     (loss) income........  $  (7,457) $    (11,654)$          (3)   $   12,599
     Capital gains
      distributions.......     84,932        76,198           ---        60,165
     Realized (loss)
      gain on
     investments..........    (69,614)      (14,113)      (72,782)     (162,238)
     Change in
      unrealized
      appreciation/
      depreciation on
     investments
     during the year......   (110,314)     (189,531)       31,284        13,423
                          -------------------------------------------------------
   Net (decrease)
    increase in
   net assets from
    operations............   (102,453)     (139,100)      (41,501)      (76,051)

   From contractholder
    transactions:
     Variable annuity
      deposits............     60,624       100,680        32,407        45,173
     Administrative
      fees................       (850)       (1,315)         (845)       (1,342)
     Terminations and
      withdrawals.........    (90,156)     (174,868)      (76,800)     (165,052)
     Annuity payments.....     (1,550)       (1,192)         (669)         (974)
     Transfers between
      subaccounts, net        (38,370)     (106,185)      (27,501)     (141,138)
     Mortality adjustment.         13            (3)            5            30
                          -------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........    (70,289)     (182,883)      (73,403)     (263,303)
                          -------------------------------------------------------
Net (decrease) increase
 in net assets............   (172,742)     (321,983)     (114,904)     (339,354)
Net assets at
 beginning of year........    807,988     1,129,971       606,424       945,778
                          --------------------------------------------------------
Net assets at end
 of year................    $ 635,246   $   807,988     $ 491,520     $ 606,424
                          ==========================================================

                                  MONEY MARKET
                                   SUBACCOUNT
                               2001          2000
                          -----------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
     (loss) income........  $   3,400   $      (650)
     Capital gains
      distributions.......        ---           ---
     Realized (loss)
      gain on
     investments..........       (171)       (1,425)
     Change in
      unrealized
      appreciation/
      depreciation on
     investments
     during the year......     (1,588)        5,834
                          ---------------------------
   Net (decrease)
    increase in
   net assets from
    operations............      1,641         3,759

   From contractholder
    transactions:
     Variable annuity
      deposits............     13,066        40,271
     Administrative
      fees................       (191)         (338)
     Terminations and
      withdrawals.........    (24,473)      (69,437)
     Annuity payments.....       (146)       (1,335)
     Transfers between
      subaccounts, net         12,558        (6,382)
     Mortality adjustment.          1            13
                          ---------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........        815       (37,208)
                          ---------------------------
Net (decrease) increase
 in net assets............      2,456       (33,449)
Net assets at
 beginning of year........     73,227       106,676
                          ---------------------------
Net assets at end
 of year..................   $ 75,683     $  73,227
                          ===========================

                                                         DIVERSIFIED INCOME
                             GLOBAL SUBACCOUNT              SUBACCOUNT
                             2001          2000          2001          2000
                           -----------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income....... $  (5,076)   $   (6,147)   $   4,466   $      (479)
     Capital gains
      distributions.......    65,819        48,822          ---           ---
     Realized (loss)
      gain on
     investments..........   (20,125)       15,501         (862)       (6,996)
     Change in
      unrealized
     appreciation/
     depreciation on
     investments during
     the year.............  (104,888)      (48,459)       1,188        13,494
                          ------------------------------------------------------
   Net (decrease)
    increase in
    net assets from
    operations............  (64,270)        9,717        4,792          6,019

   From contractholder
    transactions:
     Variable annuity
      deposits............    29,398        51,387        6,785         9,132
     Administrative fees..      (185)         (280)        (212)         (254)
     Terminations and
      withdrawals.........   (44,964)      (66,630)     (14,990)      (20,459)
     Annuity payments.....      (263)         (463)        (261)         (781)
     Transfers between
      subaccounts, net       (34,845)       30,527        7,304        (7,725)
     Mortality adjustment.         1           (10)          (4)            4
                          ------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........   (50,858)       14,531       (1,378)      (20,083)
                          ------------------------------------------------------
Net (decrease) increase
 in net assets............  (115,128)       24,248        3,414       (14,064)
Net assets at
 beginning of year........   468,710       444,462       86,986       101,050
                          ------------------------------------------------------
Net assets at end
 of year.................. $ 353,582      $468,710     $ 90,400     $  86,986
                          ======================================================

                          LARGE CAP GROWTH SUBACCOUNT
                               2001         2000*
                          -----------------------------

(Decrease) increase
 in net assets:
   From operations:
     Net investment        $     (70)    $     (29)
      (loss) income.......
     Capital gains               ---           ---
      distributions.......
     Realized (loss)
      gain on                 (1,088)         (130)
     investments..........
     Change in
      unrealized
     appreciation/
     depreciation on
     investments during           77        (1,182)
     the year.............----------------------------

   Net (decrease)
    increase in
    net assets from          (1,081)       (1,341)
    operations............

   From contractholder
    transactions:
     Variable annuity          1,427           530
      deposits............       (10)           (8)
     Administrative fees..
     Terminations and           (387)         (424)
      withdrawals.........        (2)          ---
     Annuity payments.....
     Transfers between         1,360         6,761
      subaccounts, net           ---           ---
     Mortality adjustment.----------------------------

   Net (decrease)
    increase in net
    assets from
    contractholder             2,388         6,859
    transactions..........----------------------------

Net (decrease) increase        1,307         5,518
 in net assets............
Net assets at                  5,518           ---
 beginning of year........----------------------------

Net assets at end            $ 6,825       $ 5,518
 of year..................============================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                    Variflex

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                               ENHANCED INDEX              INTERNATIONAL
                                 SUBACCOUNT                  SUBACCOUNT
                             2001          2000          2001          2000
                          -------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......  $  (153)    $    (227)    $     (85)     $    (75)
     Capital gains
      distributions.......      ---           145           ---           ---
     Realized (loss)
      gain on
      investments.........   (1,198)           57          (661)         (207)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............   (1,816)       (2,456)       (1,339)       (1,389)
                          -------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    operations............   (3,167)       (2,481)       (2,085)       (1,671)

   From contractholder
    transactions:
     Variable annuity
      deposits.........       2,401         2,959         1,026         1,060
     Administrative fees..      (27)          (21)           (3)           (3)
     Terminations and
      withdrawals.........   (2,452)       (1,394)         (550)         (626)
     Annuity payments.....      ---           ---           ---           ---
     Transfers between
      subaccounts, net           99        15,071         1,131         7,041
     Mortality adjustment.      ---           ---           ---           ---
                          -------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........       21        16,615         1,604         7,472
                          -------------------------------------------------------
Net (decrease) increase
 in net assets............   (3,146)       14,134          (481)        5,801
Net assets at
 beginning of year........   22,078         7,944         7,388         1,587
                          -------------------------------------------------------
Net assets at end
 of year..................  $18,932       $22,078       $ 6,907       $ 7,388
                          =======================================================

                           MID CAP GROWTH SUBACCOUNT
                               2001          2000
                          -----------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income....... $    (5,243)   $   (5,840)
     Capital gains
      distributions.......      61,813        35,397
     Realized (loss)
      gain on
      investments.........     (16,622)       28,459
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............    (118,088)       (2,073)
                          -----------------------------
   Net (decrease)
    increase in net
    assets from
    operations............     (78,140)       55,943

   From contractholder
    transactions:
     Variable annuity
      deposits.........         36,051        72,152
     Administrative fees..        (263)         (363)
     Terminations and
      withdrawals.........     (45,151)      (66,163)
     Annuity payments.....        (451)         (669)
     Transfers between
      subaccounts, net         (26,590)       78,225
     Mortality adjustment.           1            (5)
                          -----------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........     (36,403)       83,177
                          -----------------------------
Net (decrease) increase
 in net assets............    (114,543)      139,120
Net assets at
 beginning of year........     494,685       355,565
                          -----------------------------
Net assets at end
 of year..................   $ 380,142      $494,685
                          =============================

                           GLOBAL STRATEGIC INCOME         CAPITAL GROWTH
                                 SUBACCOUNT                  SUBACCOUNT
                             2001          2000          2001         2000*
                          -------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......  $   464     $     (81)    $    (127)   $      (51)
     Capital gains
      distributions.......      ---           ---            49           ---
     Realized (loss)
      gain on
      investments.........      (56)         (312)       (2,148)         (161)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............      (97)          562          (170)       (1,980)
                          -------------------------------------------------------
   Net (decrease)
    increase in
    net assets from
    operations............      311           169        (2,396)       (2,192)

   From contractholder
    transactions:
     Variable annuity
      deposits............      829           696         1,550           841
     Administrative
      fees................      (17)          (21)          (13)           (9)
     Terminations and
      withdrawals.........     (819)       (1,148)         (914)         (845)
     Annuity payments.....      ---           ---           ---           ---
     Transfers between
      subaccounts, net        3,158          (448)        1,877        12,205
     Mortality adjustment.      ---           ---           ---           ---
                          -------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........    3,151          (921)        2,500        12,192
                          -------------------------------------------------------
Net (decrease) increase
 in net assets............    3,462          (752)          104        10,000
Net assets at
 beginning of year........    6,080         6,832        10,000           ---
                          -------------------------------------------------------
Net assets at
 end of year..............   $9,542       $ 6,080       $10,104       $10,000
                          =======================================================

                                GLOBAL TOTAL RETURN
                                    SUBACCOUNT
                              2001          2000
                          ----------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income....... $     427     $    (319)
     Capital gains
      distributions.......       ---         2,657
     Realized (loss)
      gain on
      investments.........    (1,760)       (1,292)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............    (1,762)       (4,206)
                          ----------------------------
   Net (decrease)
    increase in
    net assets from
    operations............    (3,095)       (3,160)

   From contractholder
    transactions:
     Variable annuity
      deposits............     1,651         2,533
     Administrative
      fees................       (28)          (41)
     Terminations and
      withdrawals.........    (1,736)       (3,659)
     Annuity payments.....       (10)          (14)
     Transfers between
      subaccounts, net        (2,278)       (2,558)
     Mortality adjustment.         2            (1)
                          ----------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........    (2,399)       (3,740)
                          ----------------------------
Net (decrease) increase
 in net assets............    (5,494)       (6,900)
Net assets at
 beginning of year........    22,593        29,493
                          ----------------------------
Net assets at
 end of year..............   $17,099       $22,593
======================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                    Variflex

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                                MANAGED ASSET               EQUITY INCOME
                            ALLOCATION SUBACCOUNT             SUBACCOUNT
                              2001          2000          2001          2000
                          --------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......   $   686     $    (500)   $       377    $   (1,098)
     Capital gains
      distributions.......     3,528         1,946          9,719         9,465
     Realized (loss)
      gain on
      investments.........    (1,511)          287         (3,645)       (7,862)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............    (5,575)       (2,697)        (6,466)        9,069
                          --------------------------------------------------------
   Net (decrease)
    increase in
    net assets from
    operations............    (2,872)         (964)           (15)        9,574

   From contractholder
    transactions:
     Variable annuity
      deposits............     4,668         6,180         10,852        12,260
     Administrative
      fees................      (115)         (136)          (271)         (297)
     Terminations and
      withdrawals.........    (5,095)       (8,800)       (14,999)      (20,218)
     Annuity payments.....      (134)          (94)          (107)         (179)
     Transfers between
      subaccounts, net         4,400        (3,518)        12,489       (24,371)
     Mortality adjustment.       ---           ---              5            (2)
                          --------------------------------------------------------
   Net (decrease)
    increase in net
   assets from
   contractholder
   transactions...........     3,724        (6,368)         7,969       (32,807)
                          --------------------------------------------------------
Net (decrease) increase
 in net assets............       852        (7,332)         7,954       (23,233)
Net assets at
 beginning of year........    46,384        53,716        108,967       132,200
                          --------------------------------------------------------
Net assets at
 end of year..............   $47,236       $46,384       $116,921      $108,967
                          ========================================================

                                  HIGH YIELD
                                  SUBACCOUNT
                              2001          2000
                          ----------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......  $    609       $   205
     Capital gains
      distributions.......       ---           ---
     Realized (loss)
      gain on
      investments.........      (277)          (95)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............      (278)         (199)
                          ----------------------------
   Net (decrease)
    increase in
    net assets from
    operations............        54           (89)

   From contractholder
    transactions:
     Variable annuity
      deposits............       617           584
     Administrative
      fees................       (18)           (7)
     Terminations and
      withdrawals.........    (1,882)         (431)
     Annuity payments.....       ---           ---
     Transfers between
      subaccounts, net         6,065         1,324
     Mortality adjustment.       ---           ---
                          ----------------------------
   Net (decrease)
    increase in net
   assets from
   contractholder
   transactions...........     4,782         1,470
                          ----------------------------
Net (decrease) increase
 in net assets............     4,836         1,381
Net assets at
 beginning of year........     3,679         2,298
                          ----------------------------
Net assets at
 end of year..............   $ 8,515        $3,679
                          ============================

                              SMALL CAP VALUE            SOCIAL AWARENESS
                                 SUBACCOUNT                 SUBACCOUNT
                             2001         2000*          2001          2000
                          -------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
 (loss) income............  $  (286)      $   (11)    $   (1,800)    $  (2,337)
     Capital gains
 distributions............      700           ---          8,554           ---
     Realized (loss)
      gain on
      investments.........      494             9         (6,110)          672
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............    1,361           174        (23,785)      (25,043)
                          -------------------------------------------------------
   Net (decrease)
    increase in
    net assets from
    operations............    2,269           172        (23,141)      (26,708)

   From contractholder
    transactions:
     Variable annuity
      deposits............    4,609           349         14,665        22,978
     Administrative
      fees................      (10)          ---           (132)         (182)
     Terminations and
      withdrawals.........   (2,128)          (73)       (15,475)      (26,440)
     Annuity payments.....      ---           ---           (177)          (56)
     Transfers between
      subaccounts, net       28,125         2,247        (12,983)        4,726
     Mortality adjustment.      ---           ---             (1)          (19)
                          -------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........   30,596         2,523        (14,103)        1,007
                          -------------------------------------------------------
Net (decrease) increase
 in net assets............   32,865         2,695        (37,244)      (25,701)
Net assets at
 beginning of year........    2,695           ---        162,452       188,153
                          -------------------------------------------------------
Net assets at
 end of year..............  $35,560        $2,695       $125,208      $162,452
                          =======================================================

                                 TECHNOLOGY
                                 SUBACCOUNT
                              2001         2000*
                          ----------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
 (loss) income............ $    (118)   $      (56)
     Capital gains
 distributions............       ---           ---
     Realized (loss)
      gain on
      investments.........    (4,283)         (362)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............       807        (4,551)
                          ----------------------------
   Net (decrease)
    increase in
    net assets from
    operations............    (3,594)       (4,969)

   From contractholder
    transactions:
     Variable annuity
      deposits............     2,283         1,361
     Administrative
      fees................        (6)           (4)
     Terminations and
      withdrawals.........      (672)         (511)
     Annuity payments.....       ---           ---
     Transfers between
      subaccounts, net         3,296        13,419
     Mortality adjustment.       ---           ---
                          ----------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........     4,901        14,265
                          ----------------------------
Net (decrease) increase
 in net assets............     1,307         9,296
Net assets at
 beginning of year........     9,296           ---
                          ----------------------------
Net assets at
 end of year..............   $10,603      $  9,296
                          ============================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                    Variflex

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                                   MID CAP VALUE                   MAIN STREET GROWTH
                                    SUBACCOUNT                    AND INCOME SUBACCOUNT
                              2001              2000              2001             2000*
                          -----------------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......   $   (791)       $    (413)         $   (156)        $     (35)
     Capital gains
      distributions.......      3,122              422               ---               ---
     Realized (loss)
      gain on
     investments..........      3,293            1,301              (599)              (48)
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............      1,007            8,040              (822)             (980)
                          -----------------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    operations............      6,631            9,350            (1,577)           (1,063)

   From contractholder
    transactions:
     Variable annuity
      deposits............     12,263            4,677             2,990             1,114
     Administrative
      fees................        (66)             (34)              (36)              (21)
     Terminations and
      withdrawals.........     (7,247)          (3,052)           (1,166)             (628)
     Annuity payments.....        ---              ---               ---               ---
     Transfers between
      subaccounts, net         23,822           36,483             5,995            12,207
     Mortality adjustment.        ---              ---               ---               ---
                          -----------------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........     28,772           38,074             7,783            12,672
                          -----------------------------------------------------------------
Net (decrease) increase
 in net assets............     35,403           47,424             6,206            11,609
Net assets at
 beginning of year........     60,950           13,526            11,609               ---
                          -----------------------------------------------------------------
Net assets at
 end of year..............    $96,353          $60,950           $17,815           $11,609
                          =================================================================

                           SMALL CAP GROWTH SUBACCOUNT           SELECT 25 SUBACCOUNT
                             2001              2000              2001             2000
                          -----------------------------------------------------------------
(Decrease) increase
 in net assets:
   From operations:
     Net investment
      (loss) income.......  $   (625)       $    (922)        $    (417)        $    (505)
     Capital gains
      distributions.......       ---              819               ---               ---
     Realized (loss)
      gain on
      investments.........   (17,430)             969            (3,957)              194
     Change in
      unrealized
      appreciation/
      depreciation on
      investments during
      the year............    (4,375)         (21,360)             (742)           (6,745)
                          -----------------------------------------------------------------
   Net (decrease)
    increase i
    net assets from
    operations............   (22,430)         (20,494)           (5,116)           (7,056)

   From contractholder
    transactions:
     Variable annuity
      deposits............     8,089           10,765             4,248             6,414
     Administrative
      fees................       (24)             (40)              (48)              (47)
     Terminations and
      withdrawals.........    (5,251)          (8,932)           (4,038)           (3,917)
     Annuity payments.....       ---              ---               ---               ---
     Transfers between
      subaccounts, net       (11,449)          74,584            (4,734)           27,702
     Mortality adjustment.       ---              ---               ---               ---
                          -----------------------------------------------------------------
   Net (decrease)
    increase in net
    assets from
    contractholder
    transactions..........    (8,635)          76,377            (4,572)           30,152
                          -----------------------------------------------------------------
Net (decrease) increase
 in net assets............   (31,065)          55,883            (9,688)           23,096
Net assets at
 beginning of year........    81,441           25,558            42,024            18,928
                          -----------------------------------------------------------------
Net assets at
 end of year..............   $50,376          $81,441           $32,336           $42,024
                          =================================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

SEE ACCOMPANYING NOTES.

                                    Variflex

                          Notes to Financial Statements

                           December 31, 2001 and 2000

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Variflex (the Account) is a separate account of Security
        Benefit Life  Insurance  Company  (SBL).  The Account is registered as a unit  investment  trust under the  Investment  Company  Act of 1940,  as amended.  Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise  available to the public. As directed by the owners,  amounts deposited may be invested in a designated series of the
        SBL Fund as follows:

        SUBACCOUNT                              SERIES OF THE SBL FUND
        -----------------------------------------------------------------------------

        Equity........................Series A (Equity Series)
        Large Cap Value...............Series B (Large Cap Value Series)
        Money Market..................Series C (Money Market Series)
        Global........................Series D (Global Series)
        Diversified Income............Series E (Diversified Income Series)
        Large Cap Growth..............Series G (Large Cap Growth Series)
        Enhanced Index................Series H (Enhanced Index Series)
        International.................Series I (International Series)
        Mid Cap Growth................Series J (Mid Cap Growth Series)
        Global Strategic
         Income.......................Series K (Global Strategic Income Series)
        Capital Growth................Series L (Capital Growth Series)
        Global Total Return...........Series M (Global Total Return Series)
        Managed Asset
         Allocation...................Series N (Managed Asset Allocation Series)
        Equity Income.................Series O (Equity Income Series)
        High Yield....................Series P (High Yield Series)
        Small Cap Value...............Series Q (Small Cap Value Series)
        Social Awareness..............Series S (Social Awareness Series)
        Technology....................Series T (Technology Series)
        Mid Cap Value.................Series V (Mid Cap Value Series)
        Main Street Growth
         and Income...................Series W (Main Street Growth and Income Series)
        Small Cap Growth..............Series X (Small Cap Growth Series)
        Select 25.....................Series Y (Select 25 Series)

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        Under  the  terms  of  the  investment  advisory  contracts,  investment portfolios  of the  underlying  mutual  funds are  managed  by  Security
        Management Company, LLC (SMC), a limited liability company controlled by its  members,  SBL and  Security  Benefit  Group,  Inc.,  a wholly owned subsidiary of SBL.

        SMC has engaged T. Rowe Price  Associates,  Inc. to provide  subadvisory services for the Managed Asset  Allocation  Series and the Equity Income
        Series; Strong Capital Management,  Inc. to provide subadvisory services for the  Small  Cap  Value  Series  and the  Small  Cap  Growth  Series;
        Oppenheimer Funds, Inc. to provide  subadvisory  services for the Global
        Series and the Main  Street  Growth and Income  Series;  Banker's  Trust
        Company to provide  subadvisory  services for the Enhanced  Index Series
        and  the  International  Series;   Wellington  Management  Company,  LLP
        (Wellington  Management) to provide subadvisory  services for the Global
        Strategic  Income  Series,  the  Global  Total  Return  Series,  and the
        Technology   Series;   and  Alliance   Capital   Management  to  provide
        subadvisory services for the Capital Growth Series.

        The  Account  receives  deposits  from  two  types of  variable  annuity contracts  issued  by SBL:  Variflex  Variable  Annuity  (Variflex)  and
        Variflex ES Variable Annuity (Variflex ES).

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

        The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2001 were as follows:

                                             COST OF      PROCEEDS FROM
        SUBACCOUNT                          PURCHASES         SALES
        ------------------------------------------------------------------
                                                  (IN THOUSANDS)

        Equity..........................      $219,978        $213,190
        Large Cap Value.................        74,199         147,882
        Money Market....................       153,969         149,701
        Global..........................       119,162         109,567
        Diversified Income..............        45,993          42,947
        Large Cap Growth................         6,507           4,197
        Enhanced Index..................         6,098           6,247
        International...................         3,963           2,453
        Mid Cap Growth..................       156,287         136,390
        Global Strategic Income.........         7,752           4,153
        Capital Growth..................        10,018           7,603
        Global Total Return.............         3,646           5,622
        Managed Asset
         Allocation.....................        23,050          15,127
        Equity Income...................        58,106          40,069
        High Yield......................        17,666          12,275
        Small Cap Value.................        52,825          21,817
        Social Awareness................        33,400          40,958
        Technology......................        12,733           7,955
        Mid Cap Value...................        75,583          44,521
        Main Street Growth
         and Income.....................        12,732           5,111
        Small Cap Growth................        27,220          36,480
        Select 25.......................        11,482          16,479

        ANNUITY  RESERVES  -- Annuity  reserves  relate to  contracts  that have matured and are in the payout  stage.  Such reserves are computed on the basis of published  mortality  tables using assumed  interest rates that will provide  reserves as  prescribed  by law. In cases where the payout option selected is life contingent,  SBL  periodically  recalculates the required  annuity  reserves,  and any  resulting  adjustment  is  either charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  fund to the  Account are  reinvested  in  additional shares of each  respective  fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

        RECLASSIFICATIONS   --  Certain   amounts  from  prior  year  have  been
        reclassified to conform to the current year presentation.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL  deducts  an  administrative  fee of $30 per year for each  Variflex contract  and $15 per year for each  Variflex  ES  contract,  except for certain  contracts  based on a minimum  account  value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2%
        of the net asset  value of each  Variflex  contract  and 1.0% of the net asset value of each Variflex ES contract,  of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

        When  applicable,  an amount  for state  premium  taxes is  deducted  as provided by  pertinent  state law either from the  purchase  payments or from the  amount  applied  to  effect  an  annuity  at the time  annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the years ended December 31, 2001 and 2000 were as follows:

                                                              2001
                                            -----------------------------------------
                                                UNITS         UNITS    NET INCREASE
                     SUBACCOUNT                 ISSUED      REDEEMED    (DECREASE)
        -----------------------------------------------------------------------------
                                                          (IN THOUSANDS)

        Equity..............................     2,292        (3,526)      (1,234)
        Large Cap Value.....................     1,294        (2,672)      (1,378)
        Money Market........................     6,589        (6,549)          40
        Global..............................     2,307        (4,459)      (2,152)
        Diversified Income..................     1,433        (1,492)         (59)
        Large Cap Growth....................       897          (563)         334
        Enhanced Index......................       652          (659)          (7)
        International.......................       414          (231)         183
        Mid Cap Growth......................     2,611        (3,532)        (921)
        Global Strategic Income.............       505          (283)         222
        Capital Growth......................     1,282        (1,034)         248
        Global Total Return.................       254          (445)        (191)
        Managed Asset Allocation............     1,100          (869)         231
        Equity Income.......................     2,194        (1,826)         368
        High Yield..........................     1,319          (941)         378
        Small Cap Value.....................     4,065        (1,551)       2,514
        Social Awareness....................       936        (1,505)        (569)
        Technology..........................     2,350        (1,552)         798
        Mid Cap Value.......................     2,850        (1,699)       1,151
        Main Street Growth and Income.......     1,484          (543)         941
        Small Cap Growth....................     1,859        (2,471)        (612)
        Select 25...........................     1,173        (1,734)        (561)

                                                            2000
                                            ----------------------------------------
                                                UNITS        UNITS    NET INCREASE
                    SUBACCOUNT                 ISSUED      REDEEMED    (DECREASE)
       -----------------------------------------------------------------------------
                                                         (IN THOUSANDS

       Equity..............................      2,937       (5,433)      (2,496)
       Large Cap Value.....................      1,063       (5,684)      (4,621)
       Money Market........................     10,636      (12,440)      (1,804)
       Global..............................      4,710       (4,207)         503
       Diversified Income..................        851       (1,685)        (834)
       Large Cap Growth....................        877         (179)         698
       Enhanced Index......................      2,006         (484)       1,522
       International.......................        917         (312)         605
       Mid Cap Growth......................      5,112       (3,268)       1,844
       Global Strategic Income.............        176         (244)         (68)
       Capital Growth......................      1,411         (159)       1,252
       Global Total Return.................        324         (573)        (249)
       Managed Asset Allocation............        795       (1,154)        (359)
       Equity Income.......................      1,249       (3,047)      (1,798)
       High Yield..........................        255         (136)         119
       Small Cap Value.....................        314          (61)         253
       Social Awareness....................      1,561       (1,538)          23
       Technology..........................      1,807         (277)       1,530
       Mid Cap Value.......................      2,497         (647)       1,850
       Main Street Growth and Income.......      1,395          (97)       1,298
       Small Cap Growth....................      5,011       (1,687)       3,324
       Select 25...........................      3,899       (1,310)       2,589

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment  income ratios,  and total return ratios for each of the five years in the period ended December 31, 2001 follows:

      SUBACCOUNT                2001                2000                 1999
--------------------------------------------------------------------------------------

EQUITY

Units..................          10,937,857         12,171,505           14,667,004
Unit value.............       $20.60-$58.11      $23.47-$66.39        $23.89-$77.05
Net assets (000s)......            $635,246           $807,988           $1,129,971
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               0.20%              0.03%                0.76%
Total return (3).......    (12.23)%-(9.61)%   (16.54)%-(1.76)%        (5.94)%-6.84%

LARGE CAP VALUE

Units..................           9,199,582         10,577,818           15,199,689
Unit value.............       $17.26-$53.47      $18.54-$57.34        $19.10-$62.24
Net assets (000s)......            $491,520           $606,424             $945,778
Ratio of expenses
   to net assets (1)...          1.00%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               1.25%              2.74%                2.21%
Total return (3).......      (6.9)%-(5.58)%    (9.00)%-(8.99)%        (3.78)%-0.61%

MONEY MARKET

Units..................           3,462,183          3,422,403            5,226,187
Unit value.............       $13.05-$21.87      $21.35-$21.40        $20.38-$20.41
Net assets (000s)......             $75,683            $73,227             $106,676
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               5.80%              0.42%                6.99%
Total return (3).......         2.44%-2.76%        4.76%-5.00%          3.40%-3.55%

GLOBAL

Units..................          14,517,191         16,668,822           16,165,939
Unit value.............       $22.57-$24.38      $25.98-$28.12        $18.75-$27.49
Net assets (000s)......            $353,582           $468,710             $444,462
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (13.13)%-(11.31)%        0.0%-38.56%        12.55%-51.79%

DIVERSIFIED INCOME

Units..................           3,349,740          3,389,180            4,223,756
Unit value.............       $14.39-$27.17      $13.53-$25.84        $11.34-$23.92
Net assets (000s)......             $90,400            $86,986             $101,050
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               6.30%              0.66%               12.11%
Total return (3).......         5.15%-6.36%       8.03%-19.31%     (14.42)%-(4.93)%

LARGE CAP GROWTH (5)

Units..................           1,032,178            698,124                  ---
Unit value.............         $6.61/$6.64              $7.91                 $---
Net assets (000s)......              $6,825             $5,518                 $---
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%                 ---%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (16.27)%/(12.10)%           (24.80)%                 ---%

ENHANCED INDEX (6)

Units..................           2,228,338          2,235,345              713,124
Unit value.............         $8.50/$8.54        $9.63/$9.88               $11.14
Net assets (000s)......             $18,932            $22,078               $7,944
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               0.43%               ---%                0.68%
Total return (3).......   (11.55)%/(11.32)%  (13.73)%/(13.71)%               11.40%

INTERNATIONAL (6)

Units..................             912,040            728,341              123,049
Unit value.............         $7.57/$7.61      $10.08/$10.15               $12.89
Net assets (000s)......              $6,907             $7,388               $1,587
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (24.95)%/(24.90)%  (21.86)%-(21.46)%               29.00%

MID CAP GROWTH

Units..................           9,852,042         10,773,159            8,928,996
Unit value.............       $30.12-$38.63      $35.75-$45.92        $39.81-$39.83
Net assets (000s)......            $380,142           $494,685             $355,565
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (15.75)%-(11.42)%       9.52%-15.58%        59.90%-59.94%

GLOBAL STRATEGIC

INCOME (4)

Units..................             672,410            450,363              517,888
Unit value.............       $14.20/$14.38      $13.51/$13.51        $13.19/$13.19
Net assets (000s)......              $9,542             $6,080               $6,832
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               7.25%               ---%                 ---%
Total return (3).......         4.72%/4.72%        2.81%/2.81%      (0.08)%/(0.08)%

CAPITAL GROWTH (5)

Units..................           1,500,448          1,252,245                  ---
Unit value.............         $6.73/$6.75              $7.99                 $---
Net assets (000s)......             $10,104            $10,000                 $---
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%                 ---%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (15.63)%/(11.80)%           (23.70)%                 ---%

GLOBAL TOTAL RETURN (4)

Units..................           1,429,062          1,620,084            1,869,005
Unit value.............       $11.97-$12.12      $13.77-$13.95        $15.77-$15.78
Net assets (000s)......             $17,099            $22,593              $29,493
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               3.40%                 -%                3.36%
Total return (3).......   (13.98)%-(13.00)%  (12.74)%-(12.68)%        12.56%-12.63%

MANAGED ASSET
ALLOCATION

Units..................           2,920,433          2,689,481            3,047,370
Unit value.............       $16.18-$16.38      $17.03-$17.44        $15.98-$17.63
Net assets (000s)......              47,236            $46,384              $53,716
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               2.68%              0.23%                3.73%
Total return (3).......     (6.08)%-(4.99)%      (3.40)%-9.14%        (2.32)%-8.43%

EQUITY INCOME

Units..................           5,461,226          5,093,159            6,891,180
Unit value.............       $21.41-$21.68      $21.27-$21.61        $17.54-$19.19
Net assets (000s)......            $116,921           $108,967             $132,200
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               1.62%              0.19%                3.30%
Total return (3).......         0.32%-0.71%      10.89%-10.90%        (7.44)%-1.91%

HIGH YIELD

Units..................             682,572            304,385              184,920
Unit value.............       $12.48/$12.61             $12.09               $12.43
Net assets (000s)......              $8,515             $3,679               $2,298
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........              11.63%              8.23%               15.49%
Total return (3).......         2.97%/5.61%            (2.49)%                0.08%

SMALL CAP VALUE (5)

Units..................           2,766,776            253,165                  ---
Unit value.............       $12.86/$12.90             $10.65                 $---
Net assets (000s)......             $35,560             $2,695                 $---
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%                 ---%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......       20.90%/22.94%              4.60%                 ---%

SOCIAL AWARENESS

Units..................           4,960,695          5,530,314            5,508,136
Unit value.............       $20.12-$25.24      $23.38-$29.38        $24.40-$34.17
Net assets (000s)......            $125,208           $162,452             $188,153
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                0.55%
Total return (3).......   (13.94)%-(11.43)%   (16.57)%-(4.18)%         4.41%-15.80%

TECHNOLOGY (5)

Units..................           2,327,037          1,529,663                  ---
Unit value.............         $4.56/$4.57              $6.08                 $---
Net assets (000s)......             $10,603             $9,296                 $---
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%                 ---%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......   (24.96)%/(17.39)%           (44.80)%                 ---%

MID CAP VALUE

Units..................           3,768,160          2,617,544              767,711
Unit value.............       $25.58/$25.82      $22.75/$23.47        $14.92/$17.62
Net assets (000s)......             $96,353            $60,950              $13,526
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........               0.29%               ---%                0.61%
Total return (3).......       10.01%/12.44%      29.11%/57.31%       (0.86)%/17.47%

MAIN STREET GROWTH
AND INCOME (5)

Units..................           2,238,999          1,297,768                  ---
Unit value.............         $7.95/$7.98              $8.95                 $---
Net assets (000s)......             $17,815            $11,609                 $---
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%                 ---%
Investment income
   ratio (2)...........               0.15%              0.13%                 ---%
Total return (3).......    (10.94)%/(8.30)%           (13.30)%                 ---%

SMALL CAP GROWTH

Units..................           4,024,442          4,636,263            1,312,167
Unit value.............       $12.52/$12.62      $16.14/$17.66               $19.48
Net assets (000s)......             $50,376            $81,441              $25,556
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                0.02%
Total return (3).......   (28.54)%/(22.43)%   (17.15)%/(9.71)%               85.00%

SELECT 25 (6)

Units..................           3,572,380          4,133,375            1,545,779
Unit value.............         $9.05/$9.10       $9.78/$10.17        $11.74/$12.27
Net assets (000s)......             $32,336            $42,024              $18,928
Ratio of expenses
   to net assets (1)...           1.0%-1.2%          1.0%-1.2%            1.0%-1.2%
Investment income
   ratio (2)...........                ---%               ---%                 ---%
Total return (3).......     (9.36)%/(7.46)%  (20.29)%/(14.48)%        17.40%/22.70%

      SUBACCOUNT             1998                1997
-------------------------------------------------------------

EQUITY

Units..................      14,710,720         13,992,517
Unit value.............   $25.40-$72.10      $58.17/$58.19
Net assets (000s)......      $1,060,662           $814,195
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           0.50%              0.65%
Total return (3).......   23.12%-23.90%      27.16%/27.18%

LARGE CAP VALUE

Units..................      17,438,378         18,792,440
Unit value.............   $19.85-$61.86      $58.17/$58.22
Net assets (000s)......      $1,078,658         $1,093,948
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           1.71%              2.14%
Total return (3).......    6.25%-14.00%      24.99%/24.99%

MONEY MARKET

Units..................       4,404,290          3,578,429
Unit value.............   $19.71-$19.72      $18.97/$18.98
Net assets (000s)......         $86,834            $67,920
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           5.65%              6.36%
Total return (3).......     3.85%-3.90%        3.89%/3.94%

GLOBAL

Units..................      16,612,792         16,556,702
Unit value.............   $16.66-$18.11      $15.26/$15.26
Net assets (000s)......        $300,829           $252,695
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           1.33%              2.17%
Total return (3).......   17.91%-18.68%        5.17%/5.17%

DIVERSIFIED INCOME

Units..................       4,771,351          4,997,681
Unit value.............   $13.25-$25.16      $23.56-$23.58
Net assets (000s)......        $120,032           $117,810
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           5.89%              6.46%
Total return (3).......     1.38%-6.71%        8.71%-8.72%

LARGE CAP GROWTH (5)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

ENHANCED INDEX (6)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

INTERNATIONAL (6)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

MID CAP GROWTH

Units..................       8,998,960          8,787,323
Unit value.............   $24.89-$24.91      $21.36/$21.37
Net assets (000s)......        $224,096           $187,774
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           0.58%              0.29%
Total return (3).......   16.53%-16.57%      18.47%/18.52%

GLOBAL STRATEGIC

INCOME (4)

Units..................         578,844            639,460
Unit value.............   $13.20/$13.20      $12.49/$12.50
Net assets (000s)......          $7,638             $7,991
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           9.34%              9.40%
Total return (3).......     5.60%/5.68%        4.08%/4.17%

CAPITAL GROWTH (5)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

GLOBAL TOTAL RETURN (4)

Units..................       2,135,209          2,363,978
Unit value.............   $14.01/$14.01      $12.59/$12.59
Net assets (000s)......         $29,917            $29,765
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           2.09%              2.33%
Total return (3).......   11.28%/12.80%        4.83%/4.92%

MANAGED ASSET
ALLOCATION

Units..................       2,717,229          1,522,998
Unit value.............   $16.26-$16.36      $13.89/$13.89
Net assets (000s)......         $44,175            $21,161
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           1.25%              1.59%
Total return (3).......   13.45%-17.06%      17.02%/17.02%

EQUITY INCOME

Units..................       6,816,281          5,401,305
Unit value.............   $18.83-$18.95      $17.48/$17.49
Net assets (000s)......        $128,372            $94,439
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           1.36%              1.00%
Total return (3).......    7.66%-15.48%      26.85%/26.92%

HIGH YIELD

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

SMALL CAP VALUE (5)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

SOCIAL AWARENESS

Units..................       4,210,060          3,451,636
Unit value.............   $23.37-$29.51      $22.72/$22.73
Net assets (000s)......        $124,218            $78,416
Ratio of expenses
   to net assets (1)...       1.0%-1.2%          1.0%-1.2%
Investment income
   ratio (2)...........           0.21%              0.19%
Total return (3).......   28.76%-29.84%      21.17%/21.23%

TECHNOLOGY (5)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

MID CAP VALUE

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

MAIN STREET GROWTH
AND INCOME (5)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

SMALL CAP GROWTH

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

SELECT 25 (6)

Units..................             ---                ---
Unit value.............            $---               $---
Net assets (000s)......            $---               $---
Ratio of expenses
   to net assets (1)...            ---%               ---%
Investment income
   ratio (2)...........            ---%               ---%
Total return (3).......            ---%               ---%

(1)  These ratios  represent the  annualized  contract  expenses of the Account, consisting  primarily of  mortality  and expense  charges,  for each period indicated.  The ratios  include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the  redemption  of units and expenses of the  underlying  fund are excluded.

(2)  These amounts represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management  fees assessed by the fund  manager,  divided by the average net assets. These ratios exclude those expenses,  such as mortality and expense charges,  that  result  in  direct  reductions  in  the  unit  values.  The recognition  of  investment  income by the  subaccount  is  affected by the timing of the  declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These  amounts  represent  the  total  return  for the  periods  indicated, including  changes  in  the  value  of the  underlying  fund,  and  reflect deductions for all items  included in the expense  ratio.  The total return does not include any expenses  assessed  through the  redemption  of units;
     inclusion of these expenses in the calculation  would result in a reduction in the total return  presented.  Investment  options  with a date  notation indicate  the  effective  date of that  investment  option in the  variable account.  The total return is calculated  for the period  indicated or from the effective date through the end of the reporting period.

(4)  Meridian Investment Management  Corporation (Meridian) served as subadvisor for the Global  Strategic  Income Series and the Global Total Return Series
     until May 15, 1999, when Meridian was replaced by Wellington Management.

(5)  The inception date of these subaccounts was May 1, 2000.

(6)  The inception date of these subaccounts was May 3, 1999.

            Security Benefit Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2001, 2000, and 1999

                                    CONTENTS

                                                                          PAGE

Report of Independent Auditors..........................................    31

Audited Consolidated Financial Statements

                         Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit
Life Insurance Company and Subsidiaries (the Company), an indirect, wholly owned subsidiary of Security Benefit Mutual Holding  Company,  as of December 31, 2001
and  2000,  and the  related  consolidated  statements  of  income,  changes  in stockholder's  equity,  and cash flows for each of the three years in the period ended December 31, 2001. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of Security Benefit
Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000, and the
consolidated  results of their  operations  and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the  consolidated  financial  statements,  in 2001 the
Company changed its method of accounting for derivative instruments.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

            Security Benefit Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets

                                 (IN THOUSANDS)

                                                                  DECEMBER 31
                                                             2001             2000
                                                      -----------------------------------
ASSETS
Investments:

   Securities available-for-sale:
     Bonds..........................................       $2,422,466        $2,289,173
     Equity securities..............................          195,069           241,639
   Bonds held-to-maturity...........................          121,836           138,555
   Equity securities, trading.......................           19,220            19,112
   Mortgage loans...................................            9,334            12,128
   Policy loans.....................................          104,956           109,211
   Cash.............................................           49,151            56,282
   Short-term investments...........................           16,984            18,145
   Other invested assets............................           53,660            29,768
                                                      -----------------------------------
Total investments...................................        2,992,676         2,914,013

Accrued investment income...........................           34,586            35,415
Accounts receivable.................................           11,410            11,558
Reinsurance recoverable.............................          436,264           423,421
Property and equipment, net.........................           60,278            24,052
Deferred policy acquisition costs...................          277,865           290,656
Other assets........................................           22,766            21,076
Separate account assets.............................        4,077,795         4,589,156
                                                      -----------------------------------
Total assets........................................       $7,913,640        $8,309,347
                                                      ===================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

   Policy reserves and annuity
    account values..................................       $3,018,136        $2,860,320
   Policy and contract claims.......................            7,641             8,101
   Other policyholder funds.........................           21,337            22,007
   Accounts payable and accrued expenses............           63,077            68,438
   Income taxes payable.............................           17,088            29,222
   Deferred income tax liability....................           29,878            28,588
   Long-term debt and other borrowings..............           50,000           105,000
   Other liabilities................................           18,571            14,976
   Separate account liabilities.....................        4,077,795         4,589,156
                                                      -----------------------------------
Total liabilities...................................        7,303,523         7,725,808

Stockholder's equity:
   Common stock, $10 par value;
    1,000,000 shares
     authorized; 700,010 issued
     and outstanding................................            7,000             7,000
   Accumulated other comprehensive
    loss, net.......................................          (29,391)          (25,031)
   Retained earnings................................          632,508           601,570
                                                      ------------------------------------
Total stockholder's equity..........................          610,117           583,539
                                                      ------------------------------------
Total liabilities and stockholder's equity..........       $7,913,640        $8,309,347
                                                      ====================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income

                                 (IN THOUSANDS)

                                                        YEAR ENDED DECEMBER 31
                                                2001              2000             1999
                                         ------------------------------------------------
Revenues:
   Insurance premiums and
    other considerations...............   $  29,110         $  26,871         $  22,320
   Net investment income...............     184,232           210,905           199,725
   Asset based fees....................     105,822           117,007           102,643
   Other product charges...............      17,492            17,795            12,349
   Realized (losses) gains.............     (15,843)            2,152            10,232
   Other revenues......................       7,943             8,438            11,251
                                         ------------------------------------------------
Total revenues.........................     328,756           383,168           358,520

Benefits and expenses:
   Annuity benefits:
     Interest credited to
      account balances.................     113,340           125,103           115,953
     Benefits in excess of
      account balances.................       5,533             1,689               269
   Traditional life
    insurance benefits.................      17,804            14,229            13,117
   Other benefits......................      21,984            20,716            15,849
                                         ------------------------------------------------
   Total benefits......................     158,661           161,737           145,188

   Commissions and other
    operating expenses.................      92,616            86,668            82,926
   Amortization of deferred
    policy acquisition costs...........      36,806            35,873            27,387
   Interest expense....................       5,973             5,602             4,765
   Other expenses......................       6,215             4,885             4,815
                                         ------------------------------------------------
Total benefits and expenses............     300,271           294,765           265,081
                                         ------------------------------------------------
Income before income taxes.............      28,485            88,403            93,439
Income tax (benefit) expense...........      (2,953)           18,303            23,988
                                         ------------------------------------------------
Net income.............................   $  31,438         $  70,100         $  69,451
                                         ================================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                 (IN THOUSANDS)

                                                  ACCUMULATED
                                                     OTHER                      TOTAL
                                       COMMON    COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                        STOCK    INCOME (LOSS)   EARNINGS      EQUITY

                                    -----------------------------------------------------

Balance at January 1, 1999.......   $7,000     $ 30,100        $462,019      $499,119
   Comprehensive income
    (loss):
     Net income..................      ---          ---          69,451        69,451
     Other comprehensive
      loss, net..................      ---      (61,321)            ---       (61,321)
                                                                            -------------
   Comprehensive income..........                                               8,130
                                    -----------------------------------------------------
Balance at December 31, 1999.....    7,000      (31,221)        531,470       507,249
   Comprehensive income:
     Net income..................      ---          ---          70,100        70,100
     Other comprehensive
      income, net................      ---        6,190             ---         6,190
                                                                            -------------
   Comprehensive income..........                                              76,290
                                    -----------------------------------------------------
Balance at December 31, 2000.....    7,000      (25,031)        601,570       583,539
   Comprehensive income
   (loss):
     Net income..................      ---          ---          31,438        31,438
     Cumulative effect of
       change in accounting for
       derivative instruments,
       net of tax................      ---       (1,061)            ---        (1,061)
     Other comprehensive
      loss, net..................      ---       (3,299)            ---        (3,299)
                                                                            -------------
                                                                            -------------
   Comprehensive income..........                                              27,078
   Dividends paid................      ---          ---            (500)         (500)
                                    -----------------------------------------------------
                                    -----------------------------------------------------
Balance at December 31, 2001.....   $7,000     $(29,391)       $632,508      $610,117
                                    =====================================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows

                                 (IN THOUSANDS)

                                                          YEAR ENDED DECEMBER 31
                                                    2001          2000           1999
                                               ----------------------------------------
OPERATING ACTIVITIES

Net income...............................       $   31,438    $   70,100    $   69,451
Adjustments to reconcile
 net income to net cash
 provided by operating
 activities:
   Realized losses (gains)...............           15,843        (2,152)      (10,232)
   Depreciation..........................            6,223         3,827         5,010
   Amortization of investment
   premiums and discounts................            2,436         2,024         2,705
   Annuity and interest
    sensitive life products:
     Interest credited to
     account balances....................          113,340       125,103       115,953
   Policy acquisition costs
    deferred.............................          (41,011)      (40,322)      (41,592)
   Amortization of deferred
    policy acquisition costs.............           36,806        35,873        27,387
   Net purchases of equity
    securities, trading..................           (2,659)       (7,341)       (1,879)
   Other.................................           (6,897)       31,217       (13,099)
                                               -----------------------------------------
Net cash provided by
 operating activities....................          155,519       218,329       153,704

INVESTING ACTIVITIES

Sale, maturity, or repayment of investments:

   Bonds available-for-sale..............          401,325       166,201       349,219
   Equity securities
    available-for-sale...................           33,001       104,410        60,578
   Bonds held-to-maturity................           16,719        19,217       107,475
   Mortgage loans........................            5,465        12,161        35,239
   Other invested assets.................            3,224           902         2,882
                                               -----------------------------------------
                                                   459,734       302,891       555,393
Acquisition of investments:
   Bonds available-for-sale..............         (514,917)     (113,751)     (653,078)
   Equity securities
    available-for-sale...................           (5,644)      (65,600)     (179,916)
   Bonds held-to-maturity................              ---           ---          (964)
   Mortgage loans........................           (2,643)         (778)       (1,132)
   Other invested assets.................          (32,754)       (4,018)      (12,947)
                                               -----------------------------------------
                                                  (555,958)     (184,147)     (848,037)

Purchase of property
 and equipment...........................          (42,449)      (17,515)       (2,191)
Net sales (purchases) of
 short-term investments..................              317           (22)      (17,994)
Proceeds from sales of
 property and equipment..................              ---           ---        20,750
Net decrease (increase)
 in policy loans.........................            4,255        (2,082)       (3,415)
Net cash transferred under
 coinsurance agreement...................              ---       (30,439)          ---
                                               -----------------------------------------
Net cash (used in) provided
 by investing activities.................         (134,101)       68,686      (295,494)

FINANCING ACTIVITIES

(Decrease) increase of
 long-term debt and other
 borrowings..............................       $  (55,000)   $   50,000   $    (5,000)
Dividends paid...........................             (500)          ---           ---
Deposits credited to
 annuity account balances................          454,641       525,727       973,096
Withdrawals from annuity
 account balances........................         (427,690)     (824,245)     (836,940)
                                               -----------------------------------------
Net cash (used in) provided
 by financing activities.................          (28,549)     (248,518)      131,156
                                               -----------------------------------------

(Decrease) increase in cash..............           (7,131)       38,497       (10,634)
Cash at beginning of year................           56,282        17,785        28,419
                                               -----------------------------------------
Cash at end of year......................       $   49,151    $   56,282    $   17,785
                                               =========================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION Cash paid
 during the year for:

   Interest..............................       $    6,418    $    5,320    $     4,741
                                               =========================================

   Income taxes..........................       $    8,438    $   20,433    $   25,019
                                               =========================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2001

1.      SIGNIFICANT ACCOUNTING POLICIES

        NATURE OF  OPERATIONS  AND  ORGANIZATION  -- The  operations of Security
        Benefit  Life  Insurance  Company  (the  Company)  consist  primarily of marketing and distributing annuities,  mutual funds, life insurance, and related  products  throughout the United States.  The Company and/or its subsidiaries  offer  a  diversified  portfolio  of  investment  products comprised  primarily of individual  and group  annuities and mutual fund products through multiple distribution channels.

        The  Company  was  formed by  converting  from a mutual  life  insurance company to a stock life insurance company under a mutual holding company structure  pursuant  to  a  Plan  of  Conversion  (the  Conversion).  In
        connection with the Conversion,  Security Benefit Corp.  (SBC), a Kansas
        domiciled  intermediate  stock  holding  company,  and Security  Benefit
        Mutual  Holding  Company  (SBMHC),  a Kansas  domiciled  mutual  holding company,  were formed.  As a result of the Conversion,  SBMHC indirectly owns,  through its  ownership of SBC, all of the issued and  outstanding common stock of the Company (except shares required by law to be held by the Company's  Directors).  In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

        BASIS OF PRESENTATION--  The consolidated  financial  statements include the  operations  and  accounts  of the  Company  and  its  subsidiaries, including Security Management  Company,  LLC and Security Benefit Group,
        Inc. (SBG).  The  consolidated  financial  statements of SBG include its subsidiaries,  First Security Benefit Life Insurance and Annuity Company
        of New York;  Security  Distributors,  Inc.;  Security  Benefit Academy,
        Inc.; and Security Financial Resources,  Inc.  Significant  intercompany transactions have been eliminated in consolidation.

        USE OF ESTIMATES -- The preparation of consolidated financial statements requires  management  to make  estimates  and  assumptions  that  affect
        amounts   reported  in  the   consolidated   financial   statements  and
        accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS  -- Bonds  are  classified  as  either  held-to-maturity  or available-for-sale.  Bonds are classified as  held-to-maturity  when the
        Company has the positive  intent and ability to hold the  securities  to maturity.  Held-to-maturity  securities  are stated at  amortized  cost, adjusted  for  amortization  of premiums and accrual of  discounts.  The
        Company holds certain equity  securities,  classified as trading,  which were  purchased  to  generate  returns for  certain  liabilities.  These securities  are  stated at fair  value  with the  change  in fair  value reported as realized gains or losses in the  consolidated  statements of income.

        Bonds not  classified  as  held-to-maturity  and equity  securities  not classified as trading are classified as  available-for-sale.  Securities
        available-for-sale   are  reported  in  the  accompanying   consolidated
        financial  statements  at fair  value.  Any changes in the fair value of these  securities  are  reflected  as a component of  accumulated  other comprehensive  income  or loss.  These  unrealized  gains or  losses  in accumulated  other  comprehensive  income  or loss are  reported  net of adjustments  to  deferred  policy  acquisition  costs and income  taxes.
        Equity   securities  are  comprised  of  common  stocks,   nonredeemable
        preferred stocks, and mutual funds.

        The amortized cost of bonds is adjusted for amortization of premiums and accrual of discounts.  Premiums and discounts  are  recognized  over the
        estimated  lives  of  the  assets  adjusted  for  prepayment   activity.
        Distributions  from mutual funds are included in net investment  income.
        Realized gains and losses on sales of investments  are recognized  using the  specific-identification  method. The carrying values of investments are  reviewed  on an  ongoing  basis for credit  deterioration.  If this review indicates a decline in market value that is other than temporary, the carrying  value of the investment is reduced to its fair value and a specific write-down is taken.

        Mortgage loans are reported at amortized cost. Policy loans are reported at unpaid  principal.  Investments  accounted  for by the equity  method include  investments  in, and advances to,  various  joint  ventures and partnerships and are reported in other invested assets.

        Cash  includes  cash on hand,  money  market  mutual  funds,  and  other investments with initial maturities of less than 90 days.

        Short-term  investments  are carried at market value and represent fixed maturity  securities with initial maturities of greater than 90 days but less than one year.

        DERIVATIVE  INSTRUMENTS  -- As of January 1, 2001,  the Company  adopted
        Financial  Accounting  Standards Board Statement of Financial Accounting
        Standards  (SFAS) No. 133,  ACCOUNTING  FOR DERIVATIVE  INSTRUMENTS  AND
        HEDGING  ACTIVITIES,  which was issued in June 1998, and its amendments,
        SFAS  No.  137,  ACCOUNTING  FOR  DERIVATIVE   INSTRUMENTS  AND  HEDGING
        ACTIVITIES  - DEFERRAL OF THE  EFFECTIVE  DATE OF SFAS NO. 133, and SFAS
        No. 138,  ACCOUNTING  FOR  DERIVATIVE  INSTRUMENTS  AND CERTAIN  HEDGING
        ACTIVITIES,   issued   in  June   1999  and  June   2000,   respectively
        (collectively referred to as SFAS No. 133).

        As a result of SFAS No. 133, the Company now  recognizes  all derivative financial  instruments,  such as  interest-rate  swap contracts,  in the consolidated  financial  statements  at  fair  value  regardless  of the purpose or intent for holding the  instrument.  Changes in fair value of the derivative financial instruments are either recognized  periodically
        in  income  or  in   stockholder's   equity  as  a  component  of  other
        comprehensive  income  depending  on whether  the  derivative  financial instrument  qualifies  for  hedge  accounting  and,  if so,  whether  it qualifies as a fair value hedge or cash flow hedge.  Generally,  changes in fair values of  derivatives  accounted  for as fair value  hedges are recorded in income along with the portions of the changes in fair values of the hedged  items that  relate to the hedged  risks.  Changes in fair values of derivatives  accounted for as cash flow hedges,  to the extent that they are effective as hedges,  are recorded in other  comprehensive income net of deferred taxes.  Changes in fair values of derivatives not qualifying as hedges are reported in income.

        The Company  accounted  for the adoption of SFAS No. 133 as a cumulative effect of a change in  accounting  principle.  As a result,  the Company reflected a loss of  $1,061,000  (net of income  taxes of $571,000) as a component  of other  comprehensive  loss in the  statement of changes in stockholder's equity on January 1, 2001.

        Prior to January 1,  2001,  the  Company  also used  interest-rate  swap contracts for hedging purposes. The net amounts paid or received and net amounts accrued  through the end of the accounting  period were included in interest  expense.  Unrealized gains or losses on interest-rate  swap contracts  were not  recognized in income.  The discounts or premiums on the instruments were amortized to income over the lives of the contracts using the straight-line method.  Realized gains and losses were included in other assets and liabilities and recognized in income when the future transaction  occurred  or at the  time  the  transaction  was no  longer expected to occur.

        DEFERRED  POLICY  ACQUISITION  COSTS -- To the extent  recoverable  from
        future  policy  revenues  and  gross  profits,   commissions  and  other
        policy-issue, underwriting, and selling costs that are primarily related to the  acquisition  or renewal of deferred  annuity  business have been deferred.  Deferred policy acquisition costs are amortized in proportion to the present  value  (discounted  at the  crediting  rate) of expected gross profits from  investment,  mortality,  and expense  margins.  That amortization  is adjusted  retrospectively  when estimates of current or future  gross  profits  to be  realized  from a group  of  products  are revised.  Deferred policy  acquisition costs are adjusted for the impact on  estimated  gross  profits  of net  unrealized  gains  and  losses on securities.

        The  present  value of future  profits  (PVFP)  relates  to  reinsurance assumed  in  2000  (see  Note  5) and is  included  in  deferred  policy acquisition  costs.  PVFP reflects the estimated  fair value of acquired annuity  business and represents the acquisition cost that was allocated to the value of future cash flows from insurance  contracts  existing at the  date  of  acquisition.  Such  value  is the  present  value  of the actuarially  determined  projected  net cash  flows  from  the  acquired insurance contracts.

        PVFP is amortized over the lives of the acquired  insurance  business in force  in a manner  consistent  with  amortization  of  deferred  policy acquisition  costs.  An analysis of the PVFP asset  account is presented below for the years ended December 31:

                                                      2001             2000
                                               -------------------------------
                                               -------------------------------
                                                        (IN THOUSANDS)

Balance at beginning of year.................      $80,011       $       ---
   Acquisition...............................          ---            80,225
   Imputed interest..........................        2,886             2,847
   Amortization..............................       (6,531)           (3,061)
                                               --------------------------------
Balance at end of year.......................     $76,366           $80,011
                                               ================================

        Based on  current  conditions  and  assumptions  as to future  events on
        acquired   contracts  in  force,   the  Company  expects  that  the  net
        amortization will be between 5% and 6% in each of the years 2002 through
        2006. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 7%.

        DEFERRED  SELLING  COMMISSIONS  -- For certain  mutual funds that do not have a front-end sales charge,  the Company pays a selling commission to the selling broker/dealer. The Company, in its broker-dealer subsidiary, accounts for these charges under the cost deferral  method of accounting
        for   distributors  of  mutual  funds.   The  selling   commissions  are
        capitalized  and  amortized  based on the revenue  stream of  contingent deferred sales charges and  distribution  fees. At December 31, 2001 and
        2000,   deferred   selling   commissions   aggregated   $11,411,000  and
        $10,544,000,   respectively,  and  are  classified  as  deferred  policy
        acquisition costs for financial reporting purposes.

        PROPERTY AND EQUIPMENT -- Property and equipment,  including home office real estate,  furniture and fixtures,  and data-processing  hardware and related systems are recorded at cost, less accumulated depreciation. The provision for  depreciation  of property and equipment is computed using the straight-line method over the estimated lives of the related assets.

        The  following  is a summary  of  property  and  equipment  at cost less accumulated depreciation:

                                                        DECEMBER 31
                                                   2001             2000
                                            ---------------------------------
                                            ---------------------------------
                                                    (IN THOUSANDS)

Land                                           $   1,710         $   1,710
Data processing equipment.................         8,405             8,852
Computer software.........................        37,305            23,427
Other.....................................         5,411             4,977
Construction in progress..................        31,307             5,225
                                            -------------------------------
                                                  84,138            44,191

Less accumulated depreciation.............       (23,860)          (20,139)
                                            ---------------------------------
                                            ---------------------------------
                                               $  60,278         $  24,052
                                            =================================

        The Company is  constructing a new office facility which is scheduled to be completed in the second quarter of 2002. As of December 31, 2001, the
        Company incurred, and capitalized in construction in progress,  costs of
        $31,307,000,  which includes  $408,000 of interest  capitalized in 2001.
        The  estimated  cost to complete  the  construction  of the  facility is approximately $15.2 million.

        The Company sold its home office building and furniture and equipment to the state of Kansas in 1999 under a  sale-leaseback  agreement (see Note
        12).

        SEPARATE  ACCOUNTS  --  The  separate  account  assets  and  liabilities reported in the accompanying consolidated balance sheets represent funds that are separately  administered for the benefit of contractholders who bear the investment  risk. The separate  account assets and  liabilities are carried at fair value.  Revenues  and  expenses  related to separate account  assets  and  liabilities,  to the  extent of  benefits  paid or provided to the separate account contractholders,  are excluded from the amounts  reported in the consolidated  statements of income.  Investment income  and  gains or  losses  arising  from  separate  accounts  accrue directly to the  contractholders  and,  therefore,  are not  included in investment  earnings  in the  accompanying  consolidated  statements  of income.  Revenues  to the Company  from the  separate  accounts  consist principally of contract  maintenance  charges,  administrative fees, and mortality and expense risk charges.

        POLICY  RESERVES AND ANNUITY  ACCOUNT VALUES --  Liabilities  for future policy benefits for  traditional  life products are computed using a net level-premium  method,  including  assumptions as to investment  yields, mortality,  and  withdrawals  and  other  assumptions  that  approximate expected experience.

        Liabilities for future policy  benefits for interest  sensitive life and deferred  annuity  products  represent  contract  values  accumulated at interest without reduction for potential surrender charges.  Interest on
        accumulated   contract  values  is  credited  to  contracts  as  earned.
        Crediting rates ranged from 3% to 15% during 2001, from 4% to 12% during
        2000, and from 3.4% to 12% during 1999.

        INCOME  TAXES  --  Deferred   income  tax  assets  and  liabilities  are
        determined  based on  differences  between the  financial  reporting and income tax bases of assets and  liabilities  and are measured  using the enacted  tax rates and laws.  Deferred  income tax  expense or  benefit, reflected in the Company's  consolidated  statements of income, is based on the  changes in  deferred  tax assets or  liabilities  from period to
        period   (excluding   unrealized   gains  and   losses   on   securities
        available-for-sale and the change in the related valuation allowance).

        RECOGNITION OF REVENUES -- Traditional  life insurance  products include whole  life  insurance,  term life  insurance,  and  certain  annuities.
        Premiums for these traditional  products are recognized as revenues when due. Revenues from deferred  annuities consist of policy charges for the cost of insurance,  policy administration charges, and surrender charges assessed against contractholder account balances during the period.

        FAIR  VALUES OF  FINANCIAL  INSTRUMENTS  -- The  following  methods  and assumptions  were  used by the  Company  in  estimating  its fair  value disclosures for financial instruments:

            CASH AND SHORT-TERM  INVESTMENTS:  The carrying  amounts reported in the  consolidated  balance sheet for these  instruments  approximate their fair values.

            INVESTMENT  SECURITIES:  Fair  values  for bonds are based on quoted market prices,  if available.  For bonds not actively  traded,  fair values are estimated using values obtained from independent  pricing services or  estimated  by  discounting  expected  future cash flows using a current market rate applicable to the yield, credit quality, and  maturity  of  the  investments.  The  fair  values  for  equity securities are based on quoted market prices.

            INTEREST-RATE  SWAPS:  Fair  values of the  Company's  interest-rate swaps are estimated based on dealer quotes,  quoted market prices of comparable contracts adjusted through  interpolation where necessary for  maturity  differences,  or if there are no relevant  comparable contracts, on pricing models or formulas using current assumptions.

            MORTGAGE LOANS AND POLICY LOANS:  Fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings.  Loans with similar  characteristics  are aggregated for purposes of the  calculations.  The  carrying  amounts for these instruments  reported in the consolidated balance sheets approximate their fair values.

            INVESTMENT-TYPE  INSURANCE CONTRACTS:  Fair values for the Company's liabilities under investment-type  insurance contracts are estimated using the  assumption  reinsurance  method,  whereby  the  amount of statutory  profit  the  assuming  company  would  realize  from  the business is calculated.  Those amounts are then discounted at a rate of  return  commensurate  with the  rate  presently  offered  by the
            Company on similar contracts.

            LONG-TERM  DEBT:  Fair values for long-term debt are estimated using discounted  cash flow analyses based on current  borrowing rates for similar types of borrowing arrangements.

            SEPARATE  ACCOUNT  ASSETS AND  LIABILITIES:  The assets  held in the separate  account  are  carried at quoted  market  values or,  where quoted  market  values are not  available,  at fair market  value as determined  by the  investment  manager.  The  carrying  amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

        RECLASSIFICATIONS   --  Certain  amounts  from  prior  years  have  been
        reclassified to conform to the current year presentation.

2.      INVESTMENTS

        Information as to the amortized cost, gross unrealized gains and losses, and  fair  values  of  the  Company's  portfolio  of  bonds  and  equity securities available-for-sale and bonds held-to-maturity at December 31,
        2001 and 2000 is as follows:

                                                       DECEMBER 31, 2001
                                     --------------------------------------------------
                                      AMORTIZED       GROSS        GROSS
                                        COST        UNREALIZED   UNREALIZED    FAIR
                                                      GAINS        LOSSES      VALUE
                                     --------------------------------------------------
                                                       (IN THOUSANDS)
        AVAILABLE-FOR-SALE
        U.S. Treasury securities
         and obligations of
           U.S. government
            corporations and
            agencies................ $     93,716    $  1,152    $  1,125     $   93,743
        Obligations of states
         and political subdivisions.       18,018         720           -         18,738
        Corporate securities........    1,221,812      16,001      64,150      1,173,663
        Mortgage-backed securities..      960,488      26,769       4,062        983,195
        Asset-backed securities.....      153,170       1,358       1,401        153,127
                                     ----------------------------------------------------
        Totals......................   $2,447,204     $46,000     $70,738     $2,422,466
                                     ====================================================

        Equity securities...........  $   200,036     $12,579     $17,546     $  195,069
                                     ====================================================
        HELD-TO-MATURITY
        Obligations of states
         and political subdivisions.  $    17,682   $     428     $   ---     $   18,110
        Corporate securities........       51,853       1,807         285         53,375
        Mortgage-backed securities..       13,102         841         ---         13,943
        Asset-backed securities.....       39,199         598         994         38,803
                                     ----------------------------------------------------
        Totals......................  $   121,836    $  3,674    $  1,279     $  124,231
                                     ====================================================

                                                          DECEMBER 31, 2000
                                       ---------------------------------------------------
                                        AMORTIZED      GROSS        GROSS
                                          COST       UNREALIZED   UNREALIZED    FAIR
                                                       GAINS        LOSSES      VALUE
                                       ----------------------------------------------------
                                                          (IN THOUSANDS)
        AVAILABLE-FOR-SALE
        U.S. Treasury securities
         and obligations of
           U.S. government
            corporations and
            agencies..................   $  146,438    $   566     $   610     $  146,394
        Obligations of states
         and political subdivisions...       21,560        366           1         21,925
        Corporate securities..........    1,134,633      5,758      60,112      1,080,279
        Mortgage-backed securities....      837,519     10,375       6,639        841,255
        Asset-backed securities.......      199,283      1,276       1,239        199,320
                                       ---------------------------------------------------
        Totals........................   $2,339,433    $18,341     $68,601     $2,289,173
                                       ===================================================

        Equity securities.............   $  238,051     $20,386     $16,798     $  241,639
                                       ===================================================

        HELD-TO-MATURITY
        Obligations of states
         and political subdivisions...   $   39,547    $   511     $   150     $   39,908
        Corporate securities..........       77,179      2,248         971         78,456
        Mortgage-backed securities....       18,438        730           -         19,168
        Asset-backed securities.......        3,391          1           5          3,387
                                       ---------------------------------------------------
        Totals........................   $  138,555    $ 3,490     $ 1,126     $  140,919
                                       ===================================================

        The  change  in  net  unrealized   holding  gains  (losses)  on  trading
        securities,  which are  included  in  realized  gains,  was  $(923,000),
        $(3,133,000), and $2,172,000 for 2001, 2000, and 1999, respectively.

        The  amortized  cost and fair value of bonds at December  31,  2001,  by contractual  maturity,  are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                           AVAILABLE-FOR-SALE          HELD-TO-MATURITY
                                     ----------------------------------------------------
                                       AMORTIZED       FAIR        AMORTIZED      FAIR
                                         COST          VALUE          COST        VALUE
                                     ----------------------------------------------------
                                                         (IN THOUSANDS)
        Due in one year
         or less.................... $   41,141      $   41,946     $  ---      $  ---
        Due after one year
         through five years.........    217,360         216,498       14,422      15,488
        Due after five years
         through ten years..........    557,013         522,905       25,429      25,460
        Due after ten years.........    518,032         504,795       29,684      30,537
        Mortgage-backed
         securities.................    960,488         983,195       13,102      13,943
        Asset-backed securities.....    153,170         153,127       39,199      38,803
                                     ----------------------------------------------------
                                     $2,447,204      $2,422,466     $121,836    $124,231
                                     ====================================================

        The composition of the Company's  portfolio of bonds, by quality rating, at December 31, 2001 is as follows:

QUALITY RATING                               CARRYING AMOUNT        %
-----------------------------------------------------------------------------
                                             (IN THOUSANDS)

AAA.......................................      $1,091,085        42.9%
AA........................................         310,416        12.2
A.........................................         468,020        18.4
BBB.......................................         490,530        19.3
Noninvestment grade.......................         184,251         7.2
                                            ---------------------------------
                                                $2,544,302       100.0%
                                            =================================

        Major  categories of net investment  income for the years ended December
        31, 2001, 2000, and 1999 are summarized as follows:

                                                2001            2000            1999
                                           -------------------------------------------
                                                         (IN THOUSANDS)

        Interest on bonds................     $168,469       $180,222        $175,938
        Dividends and distributions
         on equity securities............        6,562         19,086          12,434
        Interest on mortgage loans.......          707          1,568           4,502
        Interest on policy loans.........        6,352          6,123           5,510
        Interest on short-term
         investments.....................        4,027          4,470           2,686
        Other............................          (51)         2,076             597
                                           -------------------------------------------
        Total investment income..........      186,066        213,545         201,667

        Less investment expenses.........        1,834          2,640           1,942
                                           -------------------------------------------
        Net investment income............     $184,232       $210,905        $199,725
                                           ===========================================

        Proceeds  from sales of bonds and equity  securities  available-for-sale
        and   related   realized   gains  and  losses,   including   losses  for
        other-than-temporary impairments, for the years ended December 31, 2001,
        2000, and 1999 are as follows:

                                               2001            2000            1999
                                           ------------------------------------------
                                                       (IN THOUSANDS)

        Proceeds from sales...............  $207,250       $116,732        $180,289
        Gross realized gains..............     6,663         13,189           9,857
        Gross realized losses.............    19,955          7,883           5,674

        Net realized gains (losses), net of associated  amortization of deferred policy  acquisition  costs, for the years ended December 31, 2001, 2000, and 1999 consist of the following:

                                              2001            2000            1999
                                            -------------------------------------------
                                                         (IN THOUSANDS)

        Bonds.............................   $  (3,561)       $(7,943)      $    (751)
        Equity securities.................     (12,820)         8,735           7,062
        Gain on sale of home office
         building, furniture, and
         equipment........................        ---            ---           4,173
        Other.............................        ---            ---             (56)
                                            -------------------------------------------
                                               (16,381)           792          10,428
        Amortization of deferred policy
         acquisition costs................         538          1,360            (196)
                                            -------------------------------------------
        Net realized (losses) gains.......    $(15,843)       $ 2,152         $10,232
                                            ===========================================

        There were no outstanding  agreements to sell securities at December 31,
        2001 or 2000.

        At December 31, 2001,  the Company had  approximately  $808.5 million in
        securities   held  as   collateral   in  relation   to  its   structured
        institutional products and line of credit.

        DERIVATIVE  INSTRUMENTS -- The Company only uses derivatives for hedging purposes.  The following is a summary of the Company's  risk  management
        strategies  and  the  effect  of  these   strategies  on  the  Company's
        consolidated financial statements.

        FAIR VALUE  HEDGING  STRATEGY -- The Company  has entered  into  several
        interest-rate   swap  agreements  to  manage  interest  rate  risk.  The
        interest-rate swap agreements  effectively modify the Company's exposure to  interest  risk by  converting  certain of the  Company's  fixed-rate liabilities  to a floating rate based on LIBOR over the next four years.
        The notional  amounts of the swaps are $107 million and are scheduled to decline as the liabilities mature.  These agreements involve the receipt of fixed-rate  amounts in exchange for  floating-rate  interest payments over the life of the  agreements  without an exchange of the  underlying principal  amount.  The Company also has  interest-rate  swap agreements which effectively modify fixed-rate bonds into floating-rate investments based on LIBOR over the next nine years.  The  notional  amount of these swaps is $34 million.

        During the year ended  December 31, 2001,  the Company  recognized a net gain of $8,000  related  to the  ineffective  portion  of its fair value hedges  which  has  been  included  in  net  investment  income  in  the consolidated statement of income for the year ended December 31, 2001.

        CASH FLOW HEDGING STRATEGY -- The Company has entered into interest-rate swap agreements that effectively  convert a portion of its floating-rate liabilities  to a  fixed-rate  basis  for the  next  four  years,  thus, reducing  the  impact of  interest-rate  changes on future  income.  The notional amount of these swaps is $109 million.

        During the year ended December 31, 2001,  the Company  recognized a loss
        of  $140,000   related  to  the  ineffective   portion  of  its  hedging
        instruments in net investment  income in the  consolidated  statement of income for the year ended December 31, 2001.

3.      OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) are as follows:

                                                  UNREALIZED
                                                    GAINS
                                                  (LOSSES) ON
                                                   AVAILABLE-     DERITIVE
                                                   FOR-SALE      INSTRUMENTS
                                                  INSTRUMENTS      GAINS
                                                   SECURITIES      LOSSES       TOTAL
                                                 ----------------------------------------
                                                 ----------------------------------------
                                                              (IN THOUSANDS)

        ACCUMULATED OTHER COMPREHENSIVE
         INCOME AT JANUARY 1, 1999.............   $  30,100      $   ---     $  30,100
           Unrealized losses on available-
            for-sale securities................    (139,545)         ---      (139,545)
           Gains reclassified into
            earningsfrom other
            comprehensive income...............      10,232          ---        10,232
           Unlocking of deferred policy
            acquisition costs..................      44,923          ---        44,923
           Change in deferred income
            taxes, net of valuation
            allowance..........................     23,069          ---        23,069
                                                 ----------------------------------------
           Total other comprehensive loss......     (61,321)         ---       (61,321)
                                                 ----------------------------------------
        ACCUMULATED OTHER COMPREHENSIVE
         LOSS AT DECEMBER 31, 1999.............     (31,221)         ---       (31,221)
           Unrealized gains on available-
            for-sale securities................      21,251          ---        21,251
           Gains reclassified into
            earnings from other
             comprehensive income..............       2,152          ---         2,152
           Unlocking of deferred policy
            acquisition costs..................     (20,913)         ---       (20,913)
           Change in deferred income
            taxes, net of valuation
            allowance..........................       3,700          ---         3,700
                                                 ----------------------------------------
           Total other comprehensive income....       6,190          ---         6,190
                                                 ----------------------------------------
        ACCUMULATED OTHER COMPREHENSIVE
         LOSS AT DECEMBER 31, 2000.............     (25,031)         ---       (25,031)
           Unrealized gains on available-
            for-sale securities................      32,810          ---        32,810
           Cumulative effect of change
            in accounting for derivative
             instruments.......................         ---       (1,632)       (1,632)
           Change in fair value of
            derivatives........................         ---       (4,119)       (4,119)
           Losses reclassified into
            earnings from other
            comprehensive income...............     (15,843)         ---       (15,843)
           Unlocking of deferred policy
            acquisition costs..................     (15,029)         ---       (15,029)
           Change in deferred income
            taxes including $571 for
            cumulative effect adjustment,
            net of valuation allowance.........      (2,559)       2,012          (547)
                                                 ----------------------------------------
           Total other comprehensive loss......        (621)      (3,739)       (4,360)
                                                 ----------------------------------------
        ACCUMULATED OTHER COMPREHENSIVE
         LOSS AT DECEMBER 31, 2001.............   $ (25,652)     $(3,739)    $ (29,391)
                                                 ========================================

4.      EMPLOYEE BENEFIT PLANS

        Substantially   all  Company  employees  are  covered  by  a  qualified,
        noncontributory  defined  benefit  pension plan sponsored by the Company and certain of its  affiliates.  Benefits  are based on years of service and an employee's  highest  average  compensation  over a period of five consecutive  years during the last ten years of service.  The  Company's policy has been to contribute  funds to the plan in amounts  required to maintain  sufficient  plan assets to provide for  accrued  benefits.  In applying  this  general  policy,  the  Company  considers,  among  other factors,  the recommendations of its independent  consulting  actuaries, the  requirements  of  federal  pension  law,  and  the  limitations  on deductibility  imposed  by  federal  income  tax law.  Plan  assets  are invested in public mutual funds with varying investment objectives which are managed by an affiliated  entity.  Current year net periodic pension
        cost  includes  special   termination   benefits  related  to  an  early
        retirement program.

        In addition to the Company's  defined  benefit pension plan, the Company provides  certain  medical  and life  insurance  benefits  to  full-time employees  who  have  retired  after  the age of 55 with  five  years of service. The plan is contributory,  with retiree contributions  adjusted annually,  and contains other cost-sharing  features such as deductibles and  coinsurance.  Contributions  vary based on the employee's  years of service  earned  after age 40.  The  Company's  portion  of the costs is frozen  after  2002  with all  future  cost  increases  passed on to the retirees,  except for  retirees  in the plan prior to July 1, 1993 whose costs continue to be covered 100% by the Company.

        The  following  table sets forth the plans'  funded  status and  amounts recognized in the consolidated  financial  statements at December 31 and for the years then ended:

                                              PENSION BENEFITS            OTHER BENEFITS
                                           2001           2000         2001        2000
                                         -------------------------------------------------
                                                           (IN THOUSANDS)
        Benefit obligation at
         year-end.....................    $(19,451)    $(14,444)     $(6,457)    $(5,504)
        Fair value of plan assets
         at year-end..................      12,576       13,803          ---         ---
                                         -------------------------------------------------
        Funded status of the plan
         (underfunded)................    $ (6,875)    $   (641)     $(6,457)    $(5,504)
                                         =================================================
        Accrued benefit cost
         recognized in the
         consolidated balance sheets..     $ (3,654)    $ (1,225)     $(6,215)    $(5,893)
                                         =================================================

                                           PENSION BENEFITS            OTHER BENEFITS
                                     2001      2000     1999      2001      2000    1999
                                    ------------------------------------------------------
                                                        (DOLLARS IN THOUSANDS)
        Net periodic
         benefit cost............    $3,429   $1,040     $999      $667     $609     $538
        Benefits paid............     1,617      439      389       412      396      284
        Contributions............     1,000      100      966        66       58       43

        WEIGHTED-AVERAGE
         ASSUMPTIONS AS OF
        DECEMBER 31
        Discount rate............     7.25%    7.75%    7.50%     7.25%    7.75%    7.50%
        Expected return on
         plan assets.............     9.00%    9.00%    9.00%       ---      ---      ---
        Rate of compensation
         increase................     4.50%    4.50%    4.50%       ---      ---      ---

        The annual  assumed  rate of  increase in the per capita cost of covered medical benefits is 5% for 2001 and 6% for 2000 and is assumed to remain at 5% in 2002 and thereafter.

        The health care cost trend rate could have a  significant  effect on the other  benefits  amount  reported.  For example,  increasing the assumed health  care cost trend  rates by one  percentage  point each year would
        increase  the  other   benefits   accumulated   postretirement   benefit
        obligation  as of December 31, 2001 by $287,000 and the aggregate of the service and interest  cost  components  of net  periodic  postretirement benefit cost for 2001 by $64,000.

        The   Company  has  a  profit   sharing  and  savings   plan  for  which
        substantially all employees are eligible.  Company  contributions to the profit  sharing and savings plan charged to  operations  were  $808,000,
        $2,267,000, and $2,565,000 for 2001, 2000, and 1999, respectively.

        The Company has a number of annual discretionary  incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the  performance and discretion of the Company.
        The annual  allocations to participants are fully vested at the time the
        Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. The Company also has a long-term  incentive plan for executives in which allocations to  participants  are based on the  performance  of the  Company  over a three-year  period.  The participants vest in the allocated amounts over the subsequent  three-year  period, 50% in the first year and 25% in the second and third years.  Participants  have the option to receive  their vested balances  immediately or to defer such amounts.  Amounts deferred by  participants  of the  Company's  incentive  compensation  plans  are invested in shares of affiliated  mutual funds.  Incentive  compensation expense  amounted to  $5,688,000,  $6,228,000,  and $8,700,000 for 2001,
        2000, and 1999, respectively.

5.      REINSURANCE

        Principal  reinsurance  ceded  transactions for the years ended December
        31, 2001, 2000, and 1999 are summarized as follows:

                                                    2001            2000          1999
                                                  ---------------------------------------
                                                                (IN THOUSANDS)

        Reinsurance ceded:
           Premiums paid.....................       $42,026       $42,785       $47,074
                                                  =======================================
           Commissions received..............      $  4,154      $  4,395      $  4,570
                                                  =======================================
           Claim recoveries..................       $20,206       $20,182       $25,008
                                                  =======================================

        In  the  accompanying   consolidated  financial  statements,   premiums,
        benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance  ceded;  policy liabilities and accruals are reported  gross of  reinsurance  ceded.  The Company  remains  liable to policyholders  if the  reinsurers  are unable to meet their  contractual obligations under the applicable reinsurance agreements. To minimize its exposure  to  significant  losses  from  reinsurance  insolvencies,  the
        Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar  geographic  regions, activities,  or economic characteristics of reinsurers.  At December 31,
        2001  and  2000,  the  Company  had  established   receivables  totaling
        $436,264,000  and  $423,421,000,   respectively,  for  reserve  credits,
        reinsurance   claims,   and  other   receivables  from  its  reinsurers.
        Substantially all of these  receivables are  collateralized by assets of the reinsurers held in trust.  Life insurance in force ceded at December
        31, 2001 and 2000 was $5.7 billion and $6.0 billion, respectively.

        In 2000,  the Company  acquired,  through a 100%  coinsurance of general account liabilities and a 100% modified  coinsurance of separate account liabilities, a block of approximately 57,000 deferred annuity contracts.
        At acquisition,  general and separate  account balances of $64.6 million and $796.1  million,  respectively,  were  acquired.  In  addition,  the
        Company  received  $15.3  million in policy  loans.  Under the  modified coinsurance  agreement,  the separate account assets and liabilities are retained by the reinsured  with the related  revenues and expenses ceded to and reported by the Company in the consolidated statements of income.
        The Company paid a reinsurance  commission of $71.9  million  which,  in addition to other related  items,  was deferred and recorded in deferred policy  acquisition costs and is being amortized over the estimated life of the business assumed, in relation to estimated gross profits. Product charges from this  business  totaled  $14.5  million and $8.3 million in
        2001 and 2000, respectively.

6.      INCOME TAXES

        The Company files a consolidated  life/nonlife federal income tax return with SBMHC.  Income taxes are  allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary  differences between the financial reporting and income tax bases of assets and liabilities.

        Income tax expense  (benefit)  consists of the  following  for the years ended December 31, 2001, 2000, and 1999:

                                         2001              2000             1999
                                      ----------------------------------------------
                                                   (IN THOUSANDS)

        Current.....................   $(3,696)          $21,843           $28,209
        Deferred....................       743            (3,540)           (4,221)
                                      ----------------------------------------------
                                       $(2,953)          $18,303           $23,988
                                      ==============================================

        The provision  for income taxes differs from the amount  computed at the statutory  federal  income tax rate due primarily to  dividends-received deductions,  tax credits, and favorable resolution of items provided for in prior years.

        Net deferred income tax assets or liabilities consist of the following:

                                                                 DECEMBER 31
                                                            2001             2000
                                                     ------------------------------------
                                                               (IN THOUSANDS)
        Deferred income tax assets:
           Net unrealized loss on
            securities available-for-sale..........         $16,640           $16,989
           Future policy benefits..................           4,718             4,249
           Employee benefits.......................          13,789            14,348
           Deferred gain on life
            coinsurance agreement..................           2,557             3,180
           Other...................................          15,648            17,775
                                                     ------------------------------------
        Total deferred income tax assets...........          53,352            56,541
        Valuation allowance for deferred
         income tax asset..........................          (4,250)           (2,000)
                                                     ------------------------------------
        Net deferred income tax assets.............          49,102            54,541

        Deferred income tax liabilities:
           Deferred policy acquisition costs.......          65,673            68,896
           Deferred gain on investments............           6,331             7,078
           Other...................................           6,976             7,155
                                                     ------------------------------------
        Total deferred income tax liabilities......          78,980            83,129
                                                     ------------------------------------
        Net deferred income tax liability..........         $29,878           $28,588
                                                      ====================================

        SFAS No.  109,  ACCOUNTING  FOR  INCOME  TAXES,  requires  companies  to determine whether a deferred income tax asset will be realized in future years.  The Company has  evaluated  the  recoverability  of its deferred income tax assets and  established  a valuation  allowance  related to a portion of its net unrealized loss on securities available-for-sale.

7.      CONDENSED FAIR VALUE INFORMATION

        SFAS No. 107,  DISCLOSURES  ABOUT FAIR VALUE OF  FINANCIAL  INSTRUMENTS,
        requires   disclosures  of  fair  value   information   about  financial
        instruments, whether recognized or not recognized in a company's balance sheet,  for which it is practicable to estimate that value.  The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

        SFAS  No.  107  excludes   certain   insurance   liabilities  and  other
        nonfinancial instruments from its disclosure requirements.  However, the liabilities under all insurance  contracts are taken into  consideration in the Company's overall management of interest rate risk that minimizes exposure to changing  interest  rates through the matching of investment maturities  with amounts due under insurance  contracts.  The fair value amounts  presented  herein  do not  include  an  amount  for  the  value associated with customer or agent  relationships,  the expected interest margin (interest  earnings in excess of interest  credited) to be earned in the future on  investment-type  products or other  intangible  items.
        Accordingly,  the aggregate fair value amounts  presented  herein do not necessarily  represent the  underlying  value of the Company;  likewise, care should be exercised  in deriving  conclusions  about the  Company's business  or  financial  condition  based on the fair value  information presented herein.

                                       DECEMBER 31, 2001             DECEMBER 31, 2000
                                 --------------------------------------------------------
                                 CARRYING        FAIR           CARRYING         FAIR
                                  AMOUNT         VALUE           AMOUNT          VALUE
                                 --------------------------------------------------------
                                                      (IN THOUSANDS)

        Bonds (NOTE 2).........  $2,544,302     $2,546,697     $2,427,728     $2,430,092
        Equity securities
        (NOTE 2)...............     214,289        214,289        260,751        260,751
        Mortgage loans.........       9,334          9,334         12,128         12,128
        Policy loans...........     104,956        105,165        109,211        109,408
        Separate account
         assets................   4,077,795      4,077,795      4,589,156      4,589,156
        Supplementary
         contracts without
         life contingencies....     (23,268)       (27,632)       (24,487)       (27,903)
        Individual and group
         annuities.............  (2,444,126)    (2,267,082)    (2,402,383)    (2,238,401)
        Long-term debt.........     (50,000)       (56,115)      (105,000)      (105,399)
        Interest-rate swaps....      (5,883)        (5,883)             -         (1,632)
        Separate account
         liabilities...........  (4,077,795)    (4,077,795)    (4,589,156)    (4,589,156)

8.      COMMITMENTS AND CONTINGENCIES

        The Company  leases  various  equipment  under several  operating  lease
        agreements.   Total  expense  for  all  operating   leases  amounted  to
        $2,846,000,  $2,686,000,  and  $1,396,000  during 2001,  2000, and 1999, respectively.  The Company has  aggregate  future lease  commitments  at
        December  31, 2001 of  $4,467,000  for  noncancelable  operating  leases consisting of $1,689,000 in 2002,  $1,003,000 in 2003, $662,000 in 2004,
        $620,000 in 2005, and $493,000 in 2006.

        In addition,  in 2007,  under the terms of one of the operating  leases, the Company has the option to purchase the asset for approximately  $3.4 million or return the asset to the lessor and pay a  termination  charge
        of  approximately  $2.8  million.   There  are  no  noncancelable  lease
        commitments beyond 2007.

        In connection with its investments in certain limited partnerships,  the
        Company is committed to invest  additional  capital of $13,500,000  over the next few years as required by the general partner.

        Guaranty fund  assessments  are levied on the Company by life and health guaranty  associations  in most states to cover  policyholder  losses of insolvent or rehabilitated  insurers. At December 31, 2001 and 2000, the
        Company has reserved $2,051,000 and $1,949,000,  respectively,  to cover current and estimated  future  assessments,  net of related  premium tax credits.

        The Company is a codefendant in a lawsuit filed by a former policyholder who is seeking class action status for others  similarly  situated.  The contractual  obligations of the policies were assumed by the Company and subsequently ceded to another insurance company, the codefendant in this litigation.  The plaintiff is seeking an  unspecified  amount of damages based upon breach of contract  related to alleged  failure to administer the policyholder  accounts in accordance with the contractual terms. The
        Company may have the  ability to recoup any damages it is assessed  from this suit  from the  codefendant.  The  Company  believes  that any loss resulting  from  this  suit  will  not  have a  material  impact  on the financial position, results of operations, or cash flow in future years.

9.      LONG-TERM DEBT AND OTHER BORROWINGS

        The  Company  has a  $225.8  million  line-of-credit  facility  from the
        Federal  Home  Loan  Bank of  Topeka  (FHLB).  Overnight  borrowings  in connection  with this line of credit  bear  interest  at 0.15%  over the
        Federal  Funds rate (1.25% at  December  31,  2001).  The Company has no borrowings  under  this line of  credit  as of  December  31,  2001.  At
        December 31, 2000,  the Company had other  short-term  borrowings of $55 million with FHLB.

        At  December  31,  2001 and 2000,  the  Company has $50 million of 8.75%
        surplus  notes  maturing on May 15, 2016.  The surplus notes were issued pursuant  to Rule 144A under the  Securities  Act of 1933.  The  surplus notes have repayment conditions and restrictions whereby each payment of interest or  principal  on the  surplus  notes may be made only with the prior  approval  of the Kansas  Insurance  Commissioner  and only out of surplus funds that the Kansas  Insurance  Commissioner  determines to be available for such payment under the Kansas Insurance Code.

10.     RELATED-PARTY TRANSACTIONS

        The Company owns shares of mutual funds  managed by Security  Management
        Company,   LLC  with  net  asset  values   totaling   $159,354,000   and
        $198,721,000 at December 31, 2001 and 2000, respectively.  These amounts are included in equity securities,  available-for-sale  and trading,  in the consolidated balance sheets.

        Mortgage loans in the accompanying  consolidated  balance sheets include amounts due from officers of $7,685,000  and  $5,395,000 at December 31,
        2001 and 2000,  respectively.  Such loans are secured by first  mortgage liens on residential  real estate located in Kansas and bear interest at rates approximating 5.29%.

11.     STATUTORY FINANCIAL INFORMATION

        The  Company  and  its  insurance  subsidiary  prepare   statutory-basis
        financial  statements in accordance with accounting practices prescribed
        or  permitted  by  the  Kansas  and  New  York  Insurance   Departments,
        respectively.  Kansas and New York have adopted the National Association of Insurance Commissioner's statutory accounting practices (NAIC SAP) as the basis of their  statutory  accounting  practices.  In addition,  the commissioners of the Kansas and New York Insurance  Departments have the
        right  to  permit  other  specific   practices  that  may  deviate  from
        prescribed   practices.   "Permitted"   statutory  accounting  practices
        encompass  all  accounting  practices  that  are  not  prescribed;  such practices  may differ from state to state,  may differ  from  company to company within a state and may change in the future. The Company and its insurance company subsidiary have no permitted practices.

        Statutory   capital  and  surplus  of  the  insurance   operations  were
        $467,303,000   and   $440,903,000   at  December   31,  2001  and  2000,
        respectively.  Statutory net income  (loss) of the insurance  operations were  $16,183,000,  $(10,754,000),  and  $55,139,000 for the years ended
        December 31, 2001, 2000, and 1999,  respectively.  The net loss incurred in 2000 was  attributable to the statutory  accounting  treatment of the reinsurance commission discussed in Note 5.

12.     SALE-LEASEBACK OF HOME OFFICE BUILDING AND FURNITURE AND EQUIPMENT

        In 1999,  the Company sold its home office  building and  furniture  and equipment to the state of Kansas for  $20,750,000.  Concurrent  with the sale,  the Company  leased the building and the  furniture and equipment back  for a period  of not  less  than 24  months  and not more  than 30 months. The transaction resulted in a gain of $7,322,000.  In accordance with SFAS No. 13, ACCOUNTING FOR LEASES, and SFAS No. 28, ACCOUNTING FOR
        SALES WITH LEASEBACKS, $4,173,000 of the gain was recognized immediately while  the  remaining  gain of  $3,149,000  was  deferred  and is  being amortized  over the lease  term.  The  Company  recognized  in  earnings
        $1,254,000,  $1,232,000,  and $34,000 of the previously deferred gain in
        2001, 2000, and 1999, respectively.  The remaining deferred gain will be recognized in 2002. The future minimum lease payments under the terms of the related operating lease agreement total $562,000 for 2002.

                                     PART C
                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   All required  financial  statements are included in Part B of this Registration Statement.

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of  Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(b)
                     (2)   Not Applicable
                     (3)   (a)  Service Facilities Agreement(b)
                           (b)  SBL Variable Products Sales Agreement(g)
                           (c)  SBL Variable  Products  Schedule of  Commissions
                                Variflex - Variable Annuity(f)
                           (d)  SBL Variable  Products  Schedule of  Asset-Based
                                Commissions(f)
                           (e)  Marketing Organization Agreement(f)
                           (f)  SBL Variable  Products Variflex Variable Annuity
                                Commission Schedule(f)
                     (4)   (a)  Individual Contract (Form V6023  1-98)(b)
                           (b)  Individual Contract-Unisex (Form V6023 1-98U)(b)
                           (c)  Group Allocated Contract (Form GV6023 1-98)(b)
                           (d)  Group  Allocated  Contract-Unisex  (Form  GV6023
                                1-98U)(b)
                           (e)  Group Certificate (Form GVC6023 1-98)(b)
                           (f)  Group Certificate-Unisex (Form GVC6023 1-98U)(b)
                           (g)  Group Unallocated Contract (Form GV6317 2-88)(a)
                           (h)  Loan Endorsement (Form V6066 10-00)(h)
                           (i)  Group Loan  Provision  Certificate  (Form GV6821
                                L-4 1-97)(a)
                           (j)  Individual  Stepped-Up Death Benefit Endorsement
                                (Form V6050 3-96)(a)
                           (k)  Group Stepped-Up Death Benefit Endorsement (Form
                                V6050A  3-96)(a)
                           (l)  Group Stepped-Up Death Benefit Certificate (Form
                                V6050C 3-96)(a)
                           (m)  Individual  Withdrawal Charge Waiver (Form V6051
                                3-96)(a)
                           (n)  Group  Withdrawal  Charge  Waiver  (Form  GV6051
                                3-96)(a)
                           (o)  Group Withdrawal Charge Waiver Certificate (Form
                                GV6051C 3-96)(a)
                           (p)  Group  and  Individual  IRA  Endorsement   (Form
                                4453C-5 R9-96)(a)
                           (q)  SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(a)
                           (r)  TSA Endorsement (Form 6832A R9-96)(a)
                           (s)  457 Endorsement (Form V6054 2-98)(c)
                           (t)  403(a) Endorsement (Form V6057 10-98)(d)
                           (u)  Roth IRA Endorsement (Form V6851 10-97)(c)
                           (v)  Method for  Deductions  Endorsement  (Form V6071
                                3-01)(f)
                           (w)  Texas  Optional   Retirement  Plan  Rider  (Form
                                V6932G 7-00)(f)
                           (x)  Traditional IRA Endorsement (Form 6849A 1-97)
                           (y)  Terminal Illness (Form 6051 TI 2-97)
                           (z)  Endorsement Non-Qualified (Form NONQ 1-85)
                     (5)   (a)  Group and Individual Application (Form V7567
                                1-98)(e)
                           (b)  Group Enrollment (Form GV7581  1-98)(e)
                     (6)   (a)  Composite of Articles of Incorporation of SBL(b)
                           (b)  Bylaws of SBL(b)
                     (7)   Not Applicable
                     (8)   Not Applicable
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Auditors
                    (11)   Not Applicable
                    (12)   Not Applicable
                    (13)   Schedules of Computation of Performance
                    (14)   Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass, Duane L. Fager, William W. Hanna,
                           John E.  Hayes,  Jr.,  Pat A.  Loconto  and Robert C.
                           Wheeler.(g)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 18 under the Securities Act of
       1933 and  Amendment  No. 17 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1997).

(b)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 20 under the Securities Act of
       1933 and  Amendment  No. 19 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

(c)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 19 under the Securities Act of
       1933 and  Amendment  No. 18 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1998).

(d)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 22 under the Securities Act of
       1933 and  Amendment  No. 21 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 29, 1999).

(e)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 23 under the Securities Act of
       1933 and  Amendment  No. 22 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed May 1, 2000).

(f)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 25 under the Securities Act of
       1933 and  Amendment  No. 24 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 11, 2001).

(g)    Incorporated  herein by  reference  to the  Exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 6 under the  Investment  Company
       Act of 1940 to  Registration  Statement  No.  333-52114  (filed  March 1,
       2002).

(h)    Incorporated  herein by  reference  to the  Exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 2 under the  Investment  Company
       Act of 1940 to Registration  Statement No.  333-41180 (filed February 16,
       2001).

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             Name and Principal
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             Roger K. Viola*                       Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             John D. Cleland*                      Senior Vice President

             Terry A. Milberger*                   Senior Vice President

             Venette K. Davis*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             Gregory J. Garvin*                    Senior Vice President

             James R. Schmank*                     Senior Vice President

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is
              controlled  by Security  Benefit  Corp.  through the  ownership of
              700,000 of SBL's 700,010 issued and  outstanding  shares of common stock. One share each of SBL's issued and outstanding common stock is  owned  by  each  director  of  SBL,  in  accordance  with  the
              requirements   of  Kansas  law.   Security   Benefit   Corp.,   is
              wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL  policyholders.  As of December
              31, 2001, no one person holds more than  approximately  0.0003% of the voting power of SBMHC.  The  Registrant is a segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variflex or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV and XI, SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL Variable  Annuity  Account VIII (Variflex  Extra Credit),  SBL
              Variable  Annuity Account VIII (Variflex LS), SBL Variable Annuity
              Account VIII (Variflex  Signature),  SBL Variable  Annuity Account
              XIV   (SecureDesigns),    SBL   Variable   Annuity   Account   XIV
              (AdvisorDesigns),   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder),   T.  Rowe  Price  Variable   Annuity  Account  and
              Parkstone Variable Annuity Separate Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2001, the approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                    Security Growth and Income Fund          31.4%
                    SBL Fund                                  100%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of  February  1, 2002,  there were  104,595  owners of Variflex
              Qualified  Contracts and 21,143  owners of Variflex  Non-Qualified
              Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as distributor of the Variflex contracts.  SDI receives no compensation for its  distribution  function in excess of the commissions it pays to selling broker/dealers.  SDI also acts as a distributor for SBL Variable  Annuity  Accounts I,
                    III, IV, XI and XIV  (SecureDesigns,  NEA  Valuebuilder  and
                    AdvisorDesigns),   SBL  Variable  Life   Insurance   Account
                    Varilife,  Security Varilife Separate Account,  SBL Variable
                    Annuity Account VIII (Variflex Extra Credit, Variflex LS and
                    Variflex Signature), and Parkstone Variable Annuity Separate
                    Account.  SDI also  acts as  principal  underwriter  for the following management investment companies for which Security
                    Management  Company,  LLC,  an  affiliate  of  SBL,  acts as investment  adviser:  Security Equity Fund,  Security Income
                    Fund,  Security Growth and Income Fund,  Security  Municipal
                    Bond  Fund,  Security  Ultra  Fund,  SBL Fund  and  Security
                    Financial Resources Collective Investments, LLC.

              (b)
                   Name and Principal             Position and Offices
                   BUSINESS ADDRESS*                WITH UNDERWRITER

                   Gregory J. Garvin              President and Director
                   John D. Cleland                Vice President and Director
                   James R. Schmank               Director
                   Mark E. Young                  Director
                   Tammy Brownfield               Treasurer
                   Amy J. Lee                     Secretary
                   Brenda M. Harwood              Vice President and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in connection with the sale of Variflex contracts. These payments are not expected to exceed 0.75% of sales.  For the fiscal year ended December 31, 2001,  SDI received  payments in the amount of $1,947,975 from SBL under this arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variflex contract  application a space that an applicant can check to request a Statement of Additional Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e)   SBL, sponsor of the unit investment trust, Variflex,  hereby represents that it is relying upon American  Counsel of Life
                    Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder]
                    Fed. Sec. L. Rep.  (CCH)  paragraph  78,904 (Nov. 28, 1988), and that it has complied  with the  provisions of paragraphs
                    (1) - (4) of such  no-action  letter which are  incorporated herein by reference.

              (f)   Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants  under the Texas Optional  Retirement
                    Program  and that it has  complied  with the  provisions  of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that is meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        VARIFLEX SEPARATE ACCOUNT
Director                                (Variflex Educator Series)(The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   ROGER K. VIOLA
                                                  ------------------------------------
                                                  Roger K. Viola, Senior Vice President,
                                                  General Counsel and Secretary

                                        Date: April 1, 2002

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    Traditional IRA Endorsement
        (y)    Terminal Illness
        (z)    Endorsement Non-Qualified

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedules of Computation of Performance

 (14)   None